UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-08257

GE INSTITUTIONAL FUNDS, INC

(Exact name of registrant as specified in charter)

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

GE ASSET MANAGEMENT, INC.

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 09/30

Date of reporting period: 12/31/13

Item 1.	Schedule of Investments

GE Institutional International Equity Fund

Schedule of Investments—December 31, 2013 (Unaudited)

Common Stock—94.4% †	Number of Shares	Fair Value
Australia—1.0%
Brambles Ltd.	505,160	$4,135,262
CSL Ltd.	250,685	15,466,021
		19,601,283

Belgium—0.9%
Anheuser-Busch InBev N.V.	171,756	18,285,209

Canada—1.9%
Brookfield Asset Management Inc.	236,367	9,169,927
Cameco Corp.	773,020	16,035,163
Cenovus Energy Inc.	455,754	13,039,926
		38,245,016

China—1.9%
Baidu Inc. ADR	212,094	37,727,281	(a,h)

France—14.7%
AXA S.A.	1,036,931	28,876,827
BNP Paribas S.A.	627,856	49,010,966	(h)
Cap Gemini S.A.	155,405	10,520,710
Essilor International S.A.	167,316	17,817,136
European Aeronautic Defence and Space Company N.V.	361,571	27,806,025
Safran S.A.	662,398	46,103,053
Sanofi	308,365	32,769,167
Schneider Electric S.A.	225,889	19,734,115
Technip S.A.	248,276	23,899,930
Total S.A.	403,007	24,728,546
Vallourec S.A.	254,437	13,883,813
		295,150,288

Germany—8.8%
Bayer AG	235,914	33,141,659
Deutsche Bank AG	375,354	17,934,564
Fresenius SE & Company KGaA	139,343	21,428,050
HeidelbergCement AG	341,987	25,988,931
Linde AG	194,337	40,716,949
SAP AG	425,207	36,508,287
		175,718,440

Hong Kong—2.3%
AIA Group Ltd.	9,017,713	45,241,210

India—1.5%
ICICI Bank Ltd.	1,292,567	22,944,606
Power Grid Corporation of India Ltd.	4,022,217	6,489,649
		29,434,255

Italy—1.4%
Intesa Sanpaolo S.p.A.	4,701,918	11,623,336
Luxottica Group S.p.A.	306,087	16,428,036
		28,051,372

Japan—24.3%
Astellas Pharma Inc.	176,283	10,449,009
Bridgestone Corp.	437,754	16,576,385
East Japan Railway Co.	162,400	12,948,119
FANUC Corp.	141,600	25,934,066
Fast Retailing Company Ltd.	40,459	16,706,347
JGC Corp.	283,872	11,140,973
Kubota Corp.	760,000	12,574,473
Mazda Motor Corp.	2,393,000	12,385,633	(a)
Mitsubishi Estate Company Ltd.	828,000	24,775,796
Mitsubishi Heavy Industries Ltd.	768,000	4,756,843
Mitsubishi UFJ Financial Group Inc.	4,777,200	31,543,474
Mitsui Fudosan Company Ltd.	1,005,686	36,216,369
Murata Manufacturing Company Ltd.	331,381	29,447,681
Rakuten Inc.	2,233,578	33,236,440
Softbank Corp.	524,801	45,936,627
Sumitomo Mitsui Financial Group Inc.	532,200	27,444,213
Tokio Marine Holdings Inc.	1,094,000	36,586,366
Toyota Motor Corp.	964,281	58,899,995
Unicharm Corp.	678,600	38,738,405
		486,297,214

Netherlands—2.5%
ASML Holding N.V.	203,195	19,050,686
ING Groep N.V.	2,262,628	31,489,650	(a)
		50,540,336

Norway—1.2%
Subsea 7 S.A.	1,219,348	23,334,400

South Korea—1.1%
Samsung Electronics Company Ltd.	16,237	21,108,792

Sweden—4.8%
Assa Abloy AB	404,983	21,426,404
Hexagon AB	509,996	16,143,336
Svenska Cellulosa AB SCA	610,819	18,830,717
Telefonaktiebolaget LM Ericsson	3,287,713	40,183,955
		96,584,412

Switzerland—6.1%
ABB Ltd.	502,310	13,261,639	(a)
Givaudan S.A.	7,195	10,306,887	(a)
Nestle S.A.	337,282	24,764,732
Roche Holding AG	153,514	43,015,336
Syngenta AG	25,987	10,379,021
The Swatch Group AG	31,626	20,963,093
		122,690,708

Taiwan—1.3%
Taiwan Semiconductor Manufacturing Company Ltd.	7,346,548	26,005,698
Taiwan Semiconductor Manufacturing Company Ltd. ADR	32,439	565,736
		26,571,434

United Kingdom—18.7%
Aggreko PLC	178,714	5,058,552
Barclays PLC	8,216,169	37,007,012
BHP Billiton PLC	773,476	23,943,175	(h)
Capita PLC	1,050,019	18,051,783

Diageo PLC	1,040,827	34,477,371
Experian PLC	767,398	14,158,963
GlaxoSmithKline PLC	1,554,708	41,495,857
HSBC Holdings PLC	3,923,001	43,039,214
International Consolidated Airlines Group S.A.	2,771,329	18,424,302	(a)
Kingfisher PLC	2,099,000	13,373,966
National Grid PLC	1,369,032	17,867,567
Persimmon PLC	506,157	10,386,809	(a)
Prudential PLC	1,153,944	25,610,327
Rio Tinto PLC	252,995	14,286,578
Royal Dutch Shell PLC	11,267	403,637
Vodafone Group PLC	9,364,034	36,756,734
WPP PLC	868,676	19,854,662
		374,196,509

Total Common Stock
(Cost $1,471,747,874)		1,888,778,159

Preferred Stock—2.0%

Germany—2.0%
Volkswagen AG
(Cost $28,080,265)	146,109	41,101,687

Total Investments in Securities
(Cost $1,499,828,139)		1,929,879,846

Short-Term Investments—3.2%
GE Institutional Money Market Fund—Investment Class
0.00%
(Cost $64,345,031)		64,345,031	(d,k)

Total Investments
(Cost $1,564,173,170)		1,994,224,877

Other Assets and Liabilities, net—0.4%		7,353,300

NET ASSETS—100.0%		$2,001,578,177

Other Information:

The Fund had the following long futures contracts open at December 31, 2013:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
EURO Stoxx 50 Index Futures	March 2014	188	$8,051,414	$397,045
FTSE 100 Index Futures	March 2014	170	18,857,635	663,180
Topix Index Futures	March 2014	103	12,764,141	570,279

				$1,630,504

The Fund was invested in the following sectors at December 31, 2013:

Sector	Percentage (based on Fair Value)
Diversified Financial Services	12.74%
Pharmaceuticals	8.07%
Automobile Manufacturers	5.64%
Wireless Telecommunication Services	4.15%
Aerospace & Defense	3.71%
Life & Health Insurance	3.55%

Diversified Real Estate Activities	3.52%
Household Products	2.89%
Electrical Components & Equipment	2.47%
Semiconductors	2.39%
Oil & Gas Equipment & Services	2.37%
Industrial Machinery	2.23%
Industrial Gases	2.04%
Communications Equipment	2.01%
Diversified Metals & Mining	1.92%
Integrated Oil & Gas	1.91%
Internet Software & Services	1.89%
Apparel, Accessories & Luxury Goods	1.87%
Property & Casualty Insurance	1.83%
Application Software	1.83%
Distillers & Vintners	1.73%
Internet Retail	1.67%
Multi-Line Insurance	1.45%
Construction Materials	1.30%
Packaged Foods & Meats	1.24%
Healthcare Services	1.07%
Building Products	1.07%
Advertising	1.00%
Semiconductor Equipment	0.96%
Airlines	0.92%
Brewers	0.92%
Human Resource & Employment Services	0.90%
Diversified Capital Markets	0.90%
Multi-Utilities	0.90%
Healthcare Supplies	0.89%
Apparel Retail	0.84%
Tires & Rubber	0.83%
Electronic Equipment & Instruments	0.81%
Coal & Consumable Fuels	0.80%
Biotechnology	0.78%
Research & Consulting Services	0.71%
Home Improvement Retail	0.67%
Heavy Electrical Equipment	0.66%
Railroads	0.65%
Construction & Farm Machinery	0.63%
Construction & Engineering	0.56%
IT Consulting & Other Services	0.53%
Home Building	0.52%
Fertilizers & Agricultural Chemicals	0.52%
Specialty Chemicals	0.52%
Diversified Support Services	0.46%
Electric Utilities	0.33%

96.77%

Short-Term Investments
Short-Term Investments	3.23%

3.23%

100.00%

GE Institutional Premier Growth Equity Fund

Schedule of Investments—December 31, 2013 (Unaudited)

Common Stock—96.5% †	Number of Shares	Fair Value
Air Freight & Logistics—2.7%
United Parcel Service Inc.	107,049	$11,248,709

Application Software—2.4%
Intuit Inc.	126,395	9,646,466

Asset Management & Custody Banks—3.1%
State Street Corp.	175,405	12,872,973	(e)

Biotechnology—7.8%
Alexion Pharmaceuticals Inc.	36,113	4,805,196	(a)
Amgen Inc.	78,674	8,981,424
Gilead Sciences Inc.	241,182	18,124,827	(a)
		31,911,447

Broadcasting—2.0%
Discovery Communications Inc.	99,310	8,328,137	(a)

Cable & Satellite—6.0%
Comcast Corp., Class A	216,677	10,807,849
Liberty Global PLC	161,218	13,593,902	(a)
		24,401,751

Casinos & Gaming—2.2%
Las Vegas Sands Corp.	116,077	9,154,993

Communications Equipment—4.2%
QUALCOMM Inc.	232,154	17,237,434

Computer Hardware—3.9%
Apple Inc.	28,374	15,920,935	(h)

Computer Storage & Peripherals—3.2%
EMC Corp.	522,345	13,136,977

Data Processing & Outsourced Services—3.2%
Visa Inc.	58,038	12,923,902

Fertilizers & Agricultural Chemicals—3.9%
Monsanto Co.	135,423	15,783,551

Healthcare Equipment—5.0%
Abbott Laboratories	154,768	5,932,257
Covidien PLC	212,808	14,492,225
		20,424,482

Healthcare Services—4.3%
Express Scripts Holding Co.	251,501	17,665,430	(a)

Healthcare Supplies—1.8%
DENTSPLY International Inc.	148,321	7,190,602

Home Improvement Retail—3.6%
Lowe’s Companies Inc.	301,800	14,954,190

Industrial Machinery—3.2%
Dover Corp.	135,422	13,073,640

Internet Retail—1.8%
Amazon.com Inc.	18,056	7,200,552	(a)

Internet Software & Services—9.8%
Baidu Inc. ADR	86,413	15,371,144	(a)
eBay Inc.	238,603	13,096,919	(a)
Google Inc.	10,318	11,563,486	(a)
		40,031,549

Investment Banking & Brokerage—2.9%
The Charles Schwab Corp.	167,668	4,359,368
The Goldman Sachs Group Inc.	42,562	7,544,540
		11,903,908

Movies & Entertainment—1.3%
The Walt Disney Co.	68,356	5,222,398

Oil & Gas Equipment & Services—3.8%
Schlumberger Ltd.	174,115	15,689,503

Oil & Gas Exploration & Production—1.1%
Anadarko Petroleum Corp.	55,459	4,399,008

Soft Drinks—2.9%
PepsiCo Inc.	143,162	11,873,856

Specialized Finance—4.8%
CME Group Inc.	187,013	14,673,040
McGraw Hill Financial Inc.	61,908	4,841,206
		19,514,246

Specialized REITs—2.8%
American Tower Corp.	141,871	11,324,143

Specialty Stores—2.8%
Dick’s Sporting Goods Inc.	199,910	11,614,771

Total Common Stock
(Cost $260,388,287)		394,649,553

Short-Term Investments—4.1%
GE Institutional Money Market Fund—Investment Class
0.00%
(Cost $16,692,041)		16,692,041	(d,k)

Total Investments
(Cost $277,080,328)		411,341,594

Liabilities in Excess of Other Assets, net—(0.6)%		(2,500,685)

NET ASSETS—100.0%		$408,840,909

Other Information:

The Fund had the following long futures contracts open at December 31, 2013:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
S&P 500 Emini Index Futures	March 2014	27	$2,485,485	$35,792

GE Institutional U.S. Large-Cap Core Equity Fund

Schedule of Investments—December 31, 2013 (Unaudited)

Common Stock—94.9% †	Number of Shares	Fair Value
Advertising—0.7%
The Interpublic Group of Companies Inc.	37,224	$658,865

Aerospace & Defense—3.2%
General Dynamics Corp.	2,326	222,249
Honeywell International Inc.	18,030	1,647,401
The Boeing Co.	9,888	1,349,613
		3,219,263

Agricultural Products—1.7%
Archer-Daniels-Midland Co.	38,387	1,665,996

Airlines—0.6%
Delta Air Lines Inc.	21,869	600,741

Asset Management & Custody Banks—3.4%
Ameriprise Financial Inc.	16,169	1,860,244
Invesco Ltd.	42,691	1,553,952
		3,414,196

Auto Parts & Equipment—1.2%
TRW Automotive Holdings Corp.	15,704	1,168,221	(a)

Automobile Manufacturers—1.5%
Ford Motor Co.	95,386	1,471,806

Automotive Retail—1.6%
AutoZone Inc.	3,373	1,612,092	(a)

Biotechnology—2.0%
Amgen Inc.	17,449	1,991,978

Broadcasting—0.7%
CBS Corp.	11,632	741,424

Cable & Satellite—2.4%
Comcast Corp., Class A	46,530	2,417,931

Commodity Chemicals—1.7%
LyondellBasell Industries N.V.	20,938	1,680,903

Communications Equipment—4.4%
Cisco Systems Inc.	89,570	2,010,847	(h)
QUALCOMM Inc.	32,222	2,392,483
		4,403,330

Computer Hardware—1.4%
Apple Inc.	2,559	1,435,880

Computer Storage & Peripherals—1.8%
EMC Corp.	69,795	1,755,344

Construction & Farm Machinery—0.3%
Cummins Inc.	1,861	262,345

Consumer Finance—1.4%
American Express Co.	15,122	1,372,019

Department Stores—0.9%
Macy’s Inc.	17,449	931,777

Diversified Financial Services—6.5%
Citigroup Inc.	38,387	2,000,347
JPMorgan Chase & Co.	29,663	1,734,692
Wells Fargo & Co.	58,860	2,672,244
		6,407,283

Drug Retail—2.1%
CVS Caremark Corp.	28,732	2,056,349

Electric Utilities—0.9%
NextEra Energy Inc.	10,469	896,356

Electrical Components & Equipment—0.8%
Eaton Corp. PLC	9,888	752,675

General Merchandise Stores—1.2%
Dollar General Corp.	19,775	1,192,828	(a)

Healthcare Distributors—1.3%
Cardinal Health Inc.	19,310	1,290,101

Healthcare Equipment—0.9%
Covidien PLC	3,490	237,669
Medtronic Inc.	1,745	100,146
Stryker Corp.	6,979	524,402
		862,217

Healthcare Services—0.8%
Express Scripts Holding Co.	10,702	751,708	(a)

Home Improvement Retail—0.7%
Lowe’s Companies Inc.	13,377	662,830

Household Products—0.6%
Energizer Holdings Inc.	5,816	629,524

Independent Power Producers & Energy Traders—1.8%
AES Corp.	52,346	759,541
Calpine Corp.	23,265	453,900	(a)
NRG Energy Inc.	19,775	567,938
		1,781,379

Integrated Oil & Gas—5.6%
Chevron Corp.	13,959	1,743,619
Exxon Mobil Corp.	5,235	529,782	(h)
Hess Corp.	16,867	1,399,961
Occidental Petroleum Corp.	19,775	1,880,602
		5,553,964

Integrated Telecommunication Services—1.8%
Verizon Communications Inc.	35,828	1,760,588

Internet Software & Services—1.9%
Google Inc.	1,675	1,877,189	(a)

Life & Health Insurance—1.0%
Prudential Financial Inc.	10,469	965,451

Life Sciences Tools & Services—0.6%
PerkinElmer Inc.	15,122	623,480

Managed Healthcare—0.9%
UnitedHealth Group Inc.	11,632	875,890

Movies & Entertainment—1.9%
Time Warner Inc.	27,336	1,905,866

Multi-Line Insurance—2.8%
American International Group Inc.	38,155	1,947,813
Hartford Financial Services Group Inc.	23,265	842,891
		2,790,704

Oil & Gas Equipment & Services—4.7%
Cameron International Corp.	19,194	1,142,619	(a)
Halliburton Co.	35,246	1,788,735
Schlumberger Ltd.	19,775	1,781,925
		4,713,279

Oil & Gas Exploration & Production—2.2%
Anadarko Petroleum Corp.	8,724	691,988
Marathon Oil Corp.	41,877	1,478,258
		2,170,246

Packaged Foods & Meats—1.0%
Mondelez International Inc.	29,081	1,026,559

Pharmaceuticals—8.4%
Actavis PLC	2,559	429,912	(a)
GlaxoSmithKline PLC ADR	12,214	652,105
Johnson & Johnson	27,918	2,557,010
Merck & Company Inc.	39,550	1,979,477
Pfizer Inc.	87,244	2,672,284
		8,290,788

Property & Casualty Insurance—1.7%
ACE Ltd.	16,634	1,722,118

Railroads—1.1%
CSX Corp.	38,387	1,104,394

Regional Banks—1.4%
Regions Financial Corp.	139,590	1,380,545

Research & Consulting Services—0.3%
Nielsen Holdings N.V.	5,816	266,896

Semiconductor Equipment—0.6%
Applied Materials Inc.	31,408	555,608

Semiconductors—0.7%
Analog Devices Inc.	14,424	734,614

Soft Drinks—3.4%
Coca-Cola Enterprises Inc.	27,918	1,232,021
PepsiCo Inc.	26,173	2,170,789
		3,402,810

Specialized REITs—1.7%
American Tower Corp.	20,938	1,671,271

Specialty Chemicals—0.6%
PPG Industries Inc.	2,094	397,148
Rockwood Holdings Inc.	2,326	167,286
		564,434

Systems Software—2.1%
Microsoft Corp.	20,357	761,962	(h)
Oracle Corp.	33,734	1,290,663	(h)
		2,052,625

Total Common Stock
(Cost $73,653,659)		94,096,680

Exchange Traded Funds—1.6%
Financial Select Sector SPDR Fund	14,650	320,249	(n)
Industrial Select Sector SPDR Fund	24,440	1,277,234	(h,n)

Total Exchange Traded Funds
(Cost $1,070,408)		1,597,483

Total Investments in Securities
(Cost $74,724,067)		95,694,163

Short-Term Investments—3.3%
GE Institutional Money Market Fund—Investment Class
0.00%
(Cost $3,282,895)		3,282,895	(d,k)

Total Investments
(Cost $78,006,962)		98,977,058
Other Assets and Liabilities, net—0.2%		200,951

NET ASSETS—100.0%		$99,178,009

Other Information:

The Fund had the following long futures contracts open at December 31, 2013:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
S&P 500 Emini Index Futures	March 2014	32	$2,945,760	$94,568

GE Institutional U.S. Equity Fund

Schedule of Investments—December 31, 2013 (Unaudited)

Common Stock—94.6% †	Number of Shares	Fair Value
Advertising—0.3%
The Interpublic Group of Companies Inc.	118,971	$2,105,787

Aerospace & Defense—2.0%
General Dynamics Corp.	7,436	710,510
Honeywell International Inc.	114,510	10,462,779
The Boeing Co.	31,602	4,313,357
		15,486,646

Agricultural Products—1.0%
Archer-Daniels-Midland Co.	178,457	7,745,034

Air Freight & Logistics—0.8%
United Parcel Service Inc.	61,716	6,485,117

Airlines—0.2%
Delta Air Lines Inc.	69,895	1,920,016

Application Software—0.7%
Intuit Inc.	72,870	5,561,438

Asset Management & Custody Banks—4.0%
Ameriprise Financial Inc.	112,650	12,960,383
Invesco Ltd.	307,466	11,191,762
State Street Corp.	101,125	7,421,564	(e)
		31,573,709

Auto Parts & Equipment—0.5%
TRW Automotive Holdings Corp.	50,191	3,733,709	(a)

Automobile Manufacturers—1.3%
Ford Motor Co.	509,345	7,859,193
General Motors Co.	63,204	2,583,148	(a)
		10,442,341

Automotive Retail—0.7%
AutoZone Inc.	10,782	5,153,149	(a)

Biotechnology—3.9%
Alexion Pharmaceuticals Inc.	20,820	2,770,309	(a)
Amgen Inc.	155,033	17,698,568	(h)
Gilead Sciences Inc.	139,048	10,449,457	(a)
		30,918,334

Broadcasting—0.9%
CBS Corp.	37,178	2,369,726
Discovery Communications Inc.	57,255	4,801,404	(a)
		7,171,130

Cable & Satellite—3.6%
Comcast Corp., Class A	275,120	14,296,611
Comcast Corp., Special Class A	124,920	6,231,009
Liberty Global PLC	92,946	7,837,207	(a)
		28,364,827

Casinos & Gaming—0.7%
Las Vegas Sands Corp.	66,921	5,278,059

Commodity Chemicals—1.5%
LyondellBasell Industries N.V.	144,997	11,640,359

Communications Equipment—3.8%
Cisco Systems Inc.	568,828	12,770,189	(h)
QUALCOMM Inc.	236,826	17,584,330
		30,354,519

Computer Hardware—2.9%
Apple Inc.	28,627	16,062,896	(h)
Hewlett-Packard Co.	241,660	6,761,647
		22,824,543

Computer Storage & Peripherals—2.5%
EMC Corp.	784,466	19,729,320

Construction & Farm Machinery—0.1%
Cummins Inc.	5,949	838,631

Consumer Finance—1.2%
American Express Co.	107,818	9,782,327

Data Processing & Outsourced Services—0.9%
Visa Inc.	33,461	7,451,095

Department Stores—0.4%
Macy’s Inc.	55,768	2,978,011

Diversified Financial Services—6.0%
Bank of America Corp.	308,581	4,804,606
Citigroup Inc.	314,158	16,370,773
JPMorgan Chase & Co.	228,647	13,371,277
Wells Fargo & Co.	284,787	12,929,330
		47,475,986

Drug Retail—0.8%
CVS Caremark Corp.	91,831	6,572,345

Electric Utilities—0.4%
NextEra Energy Inc.	33,461	2,864,931

Electrical Components & Equipment—0.3%
Eaton Corp. PLC	31,602	2,405,544

Fertilizers & Agricultural Chemicals—1.2%
Monsanto Co.	78,075	9,099,641

General Merchandise Stores—0.5%
Dollar General Corp.	63,204	3,812,465	(a)

Healthcare Distributors—0.5%
Cardinal Health Inc.	61,715	4,123,179

Healthcare Equipment—2.3%
Abbott Laboratories	89,229	3,420,147
Covidien PLC	187,379	12,760,510
Medtronic Inc.	5,576	320,007
Stryker Corp.	22,308	1,676,223
		18,176,887

Healthcare Services—2.4%
Express Scripts Holding Co.	272,146	19,115,535	(a)

Healthcare Supplies—0.5%
DENTSPLY International Inc.	85,510	4,145,525

Home Improvement Retail—1.4%
Lowe’s Companies Inc.	216,747	10,739,814

Household Products—0.3%
Energizer Holdings Inc.	18,589	2,012,073

Independent Power Producers & Energy Traders—0.7%
AES Corp.	167,303	2,427,566
Calpine Corp.	74,357	1,450,705	(a)
NRG Energy Inc.	63,204	1,815,219
		5,693,490

Industrial Machinery—1.0%
Dover Corp.	78,074	7,537,264

Integrated Oil & Gas—5.2%
Chevron Corp.	116,740	14,581,994
Exxon Mobil Corp.	111,537	11,287,544	(h)
Hess Corp.	53,909	4,474,447
Occidental Petroleum Corp.	111,163	10,571,601
		40,915,586

Integrated Telecommunication Services—0.7%
Verizon Communications Inc.	114,510	5,627,021

Internet Retail—0.5%
Amazon.com Inc.	10,410	4,151,404	(a)

Internet Software & Services—3.7%
Baidu Inc. ADR	49,819	8,861,804	(a)
eBay Inc.	137,560	7,550,668	(a)
Google Inc.	11,302	12,666,265	(a)
		29,078,737

Investment Banking & Brokerage—1.4%
The Charles Schwab Corp.	96,664	2,513,264
The Goldman Sachs Group Inc.	46,844	8,303,567
		10,816,831

Life & Health Insurance—0.4%
Prudential Financial Inc.	33,461	3,085,773

Life Sciences Tools & Services—0.3%
PerkinElmer Inc.	48,332	1,992,728

Managed Healthcare—1.0%
UnitedHealth Group Inc.	107,817	8,118,620

Movies & Entertainment—2.0%
The Walt Disney Co.	39,410	3,010,924
Time Warner Inc.	187,751	13,090,000
		16,100,924

Multi-Line Insurance—2.9%
American International Group Inc.	265,082	13,532,436
Hartford Financial Services Group Inc.	252,815	9,159,488
		22,691,924

Oil & Gas Equipment & Services—3.8%
Cameron International Corp.	61,344	3,651,808	(a)
Halliburton Co.	233,481	11,849,161
Schlumberger Ltd.	163,585	14,740,644
		30,241,613

Oil & Gas Exploration & Production—1.7%
Anadarko Petroleum Corp.	106,329	8,434,016
Marathon Oil Corp.	133,842	4,724,623
		13,158,639

Packaged Foods & Meats—0.8%
Mondelez International Inc.	171,020	6,037,006

Pharmaceuticals—6.6%
Actavis PLC	43,499	7,307,832	(a)
GlaxoSmithKline PLC ADR	39,037	2,084,185
Johnson & Johnson	146,854	13,450,358
Merck & Company Inc.	215,637	10,792,632
Pfizer Inc.	613,444	18,789,790
		52,424,797

Property & Casualty Insurance—1.2%
ACE Ltd.	90,344	9,353,314

Railroads—0.4%
CSX Corp.	122,688	3,529,734

Regional Banks—1.1%
Regions Financial Corp.	899,717	8,898,201

Research & Consulting Services—0.1%
Nielsen Holdings N.V.	18,589	853,049

Semiconductor Equipment—0.2%
Applied Materials Inc.	100,382	1,775,758

Semiconductors—0.3%
Analog Devices Inc.	46,101	2,347,924

Soft Drinks—2.9%
Coca-Cola Enterprises Inc.	200,763	8,859,671
PepsiCo Inc.	166,188	13,783,633
		22,643,304

Specialized Finance—1.4%
CME Group Inc.	107,817	8,459,322
McGraw Hill Financial Inc.	35,691	2,791,036
		11,250,358

Specialized REITs—1.5%
American Tower Corp.	148,715	11,870,431

Specialty Chemicals—0.2%
PPG Industries Inc.	6,692	1,269,205
Rockwood Holdings Inc.	7,436	534,797
		1,804,002

Specialty Stores—0.8%
Dick’s Sporting Goods Inc.	115,253	6,696,199

Systems Software—1.3%
Microsoft Corp.	65,062	2,435,271	(h)
Oracle Corp.	204,481	7,823,443
		10,258,714
Total Common Stock
(Cost $561,085,635)		747,035,371

Exchange Traded Funds—1.6%
Financial Select Sector SPDR Fund	110,027	2,405,190	(n)
Industrial Select Sector SPDR Fund	192,478	10,058,901	(n)

Total Exchange Traded Funds
(Cost $9,239,700)		12,464,091

Total Investments in Securities
(Cost $570,325,335)		759,499,462

Short-Term Investments—3.7%
GE Institutional Money Market Fund—Investment Class
0.00%
(Cost $29,695,969)		29,695,969	(d,k)

Total Investments
(Cost $600,021,304)		789,195,431

Other Assets and Liabilities, net—0.1%		742,442

NET ASSETS—100.0%		$789,937,873

Other Information:

The Fund had the following long futures contracts open at December 31, 2013:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
S&P 500 Emini Index Futures	March 2014	166	$15,281,130	$484,046

GE Institutional S&P 500 Index Fund

Schedule of Investments—December 31, 2013 (Unaudited)

Common Stock—92.1% †	Number of Shares	Fair Value
Advertising—0.2%
Omnicom Group Inc.	518	$38,524
The Interpublic Group of Companies Inc.	748	13,239
		51,763

Aerospace & Defense—2.5%
General Dynamics Corp.	597	57,043
Honeywell International Inc.	1,485	135,685
L-3 Communications Holdings Inc.	171	18,273
Lockheed Martin Corp.	502	74,627
Northrop Grumman Corp.	407	46,646
Precision Castparts Corp.	282	75,943
Raytheon Co.	609	55,236
Rockwell Collins Inc.	293	21,659
Textron Inc.	550	20,218
The Boeing Co.	1,329	181,395
United Technologies Corp.	1,617	184,015
		870,740

Agricultural Products—0.2%
Archer-Daniels-Midland Co.	1,237	53,686

Air Freight & Logistics—0.8%
CH Robinson Worldwide Inc.	279	16,277
Expeditors International of Washington Inc.	342	15,133
FedEx Corp.	575	82,668
United Parcel Service Inc.	1,387	145,746
		259,824

Airlines—0.2%
Delta Air Lines Inc.	1,600	43,952
Southwest Airlines Co.	1,321	24,888
		68,840

Aluminum—0.1%
Alcoa Inc.	1,960	20,835

Apparel Retail—0.5%
L Brands Inc.	502	31,048
Ross Stores Inc.	398	29,822
The Gap Inc.	538	21,025
TJX Companies Inc.	1,375	87,629
Urban Outfitters Inc.	318	11,798	(a)
		181,322

Apparel, Accessories & Luxury Goods—0.4%
Coach Inc.	543	30,478
Fossil Group Inc.	140	16,792	(a)
Michael Kors Holdings Ltd.	300	24,357	(a)
PVH Corp.	127	17,274
Ralph Lauren Corp.	124	21,895
VF Corp.	700	43,638
		154,434

Application Software—0.6%
Adobe Systems Inc.	898	53,772	(a)
Autodesk Inc.	390	19,629	(a)
Citrix Systems Inc.	314	19,860	(a)
Intuit Inc.	540	41,213
Salesforce.com Inc.	1,004	55,411	(a)
		189,885

Asset Management & Custody Banks—1.2%
Ameriprise Financial Inc.	390	44,869
BlackRock Inc.	275	87,029
Franklin Resources Inc.	780	45,029
Invesco Ltd.	880	32,032
Legg Mason Inc.	299	13,001
Northern Trust Corp.	382	23,642
State Street Corp.	820	60,180	(e)
T Rowe Price Group Inc.	480	40,210
The Bank of New York Mellon Corp.	2,181	76,204
		422,196

Auto Parts & Equipment—0.4%
BorgWarner Inc.	502	28,067
Delphi Automotive PLC	500	30,065
Johnson Controls Inc.	1,254	64,330
		122,462

Automobile Manufacturers—0.6%
Ford Motor Co.	7,380	113,873
General Motors Co.	2,200	89,914	(a)
		203,787

Automotive Retail—0.2%
AutoNation Inc.	103	5,118	(a)
AutoZone Inc.	63	30,110	(a)
CarMax Inc.	382	17,962	(a)
O’Reilly Automotive Inc.	218	28,059	(a)
		81,249

Biotechnology—2.2%
Alexion Pharmaceuticals Inc.	388	51,627	(a)
Amgen Inc.	1,443	164,733
Biogen Idec Inc.	458	128,126	(a)
Celgene Corp.	791	133,647	(a)
Gilead Sciences Inc.	2,928	220,039	(a)
Regeneron Pharmaceuticals Inc.	153	42,112	(a)
Vertex Pharmaceuticals Inc.	400	29,720	(a)
		770,004

Brewers—0.1%
Molson Coors Brewing Co.	306	17,182

Broadcasting—0.4%
CBS Corp.	1,082	68,967
Discovery Communications Inc.	440	39,785	(a)
Scripps Networks Interactive Inc.	232	20,047
		128,799

Building Products—0.1%
Allegion PLC	177	7,821	(a)
Masco Corp.	714	16,258
		24,079

Cable & Satellite—1.2%
Cablevision Systems Corp.	588	10,543
Comcast Corp., Class A	4,997	259,669
DIRECTV	924	63,839	(a)
Time Warner Cable Inc.	554	75,067
		409,118

Casinos & Gaming—0.1%
International Game Technology	466	8,463
Wynn Resorts Ltd.	163	31,656
		40,119

Coal & Consumable Fuels—0.1%
CONSOL Energy Inc.	460	17,499
Peabody Energy Corp.	691	13,495
		30,994

Commodity Chemicals—0.2%
LyondellBasell Industries N.V.	840	67,435

Communications Equipment—1.6%
Cisco Systems Inc.	10,110	226,970	(h)
F5 Networks Inc.	107	9,722	(a)
Harris Corp.	225	15,707
Juniper Networks Inc.	961	21,690	(a)
Motorola Solutions Inc.	402	27,135
QUALCOMM Inc.	3,278	243,391
		544,615

Computer & Electronics Retail—0.1%
Best Buy Company Inc.	550	21,934
GameStop Corp.	261	12,857
		34,791

Computer Hardware—3.1%
Apple Inc.	1,728	969,598
Hewlett-Packard Co.	3,629	101,540
		1,071,138

Computer Storage & Peripherals—0.7%
EMC Corp.	3,872	97,381
NetApp Inc.	639	26,288
SanDisk Corp.	466	32,872
Seagate Technology PLC	600	33,696
Western Digital Corp.	393	32,973
		223,210

Construction & Engineering—0.2%
Fluor Corp.	314	25,211
Jacobs Engineering Group Inc.	283	17,826	(a)
Quanta Services Inc.	552	17,421	(a)
		60,458

Construction & Farm Machinery—0.8%
Caterpillar Inc.	1,226	111,333
Cummins Inc.	351	49,481
Deere & Co.	765	69,867
Joy Global Inc.	151	8,832
PACCAR Inc.	617	36,508
		276,021

Construction Materials—0.0% *
Vulcan Materials Co.	230	13,667

Consumer Electronics—0.1%
Garmin Ltd.	300	13,866
Harman International Industries Inc.	178	14,569
		28,435

Consumer Finance—0.9%
American Express Co.	1,758	159,504	(h)
Capital One Financial Corp.	1,143	87,565
Discover Financial Services	874	48,900
SLM Corp.	846	22,233
		318,202

Data Processing & Outsourced Services—1.8%
Alliance Data Systems Corp.	100	26,293	(a)
Automatic Data Processing Inc.	952	76,931
Computer Sciences Corp.	282	15,758
Fidelity National Information Services Inc.	584	31,349
Fiserv Inc.	446	26,336	(a)
Mastercard Inc.	194	162,079

Paychex Inc.	616	28,046
The Western Union Co.	1,014	17,492
Total System Services Inc.	413	13,745
Visa Inc.	988	220,008
		618,037

Department Stores—0.2%
Kohl’s Corp.	415	23,551
Macy’s Inc.	690	36,846
Nordstrom Inc.	228	14,091
		74,488

Distillers & Vintners—0.2%
Beam Inc.	308	20,962
Brown-Forman Corp.	339	25,618
Constellation Brands Inc.	357	25,126	(a)
		71,706

Distributors—0.1%
Genuine Parts Co.	262	21,796

Diversified Chemicals—0.8%
Eastman Chemical Co.	339	27,357
EI du Pont de Nemours & Co.	1,785	115,972
FMC Corp.	232	17,507
The Dow Chemical Co.	2,298	102,031
		262,867

Diversified Financial Services—4.7%
Bank of America Corp.	20,155	313,813	(h)
Citigroup Inc.	5,805	302,499
Comerica Inc.	313	14,880
JPMorgan Chase & Co.	7,174	419,535
U.S. Bancorp	3,442	139,057
Wells Fargo & Co.	9,209	418,089
		1,607,873

Diversified Metals & Mining—0.2%
Freeport-McMoRan Copper & Gold Inc.	1,951	73,631

Diversified REITs—0.1%
Vornado Realty Trust	287	25,483

Diversified Support Services—0.1%
Cintas Corp.	188	11,203
Iron Mountain Inc.	275	8,346
		19,549

Drug Retail—0.8%
CVS Caremark Corp.	2,355	168,547
Walgreen Co.	1,667	95,753
		264,300

Education Services—0.0%*
Graham Holdings Co.	13	8,623

Electric Utilities—1.5%
American Electric Power Company Inc.	957	44,730
Duke Energy Corp.	1,299	89,644
Edison International	605	28,011
Entergy Corp.	290	18,348
Exelon Corp.	1,561	42,756
FirstEnergy Corp.	766	25,263
NextEra Energy Inc.	868	74,318
Northeast Utilities	597	25,307
Pepco Holdings Inc.	476	9,106
Pinnacle West Capital Corp.	178	9,420
PPL Corp.	1,221	36,740
The Southern Co.	1,686	69,311
Xcel Energy Inc.	954	26,655
		499,609

Electrical Components & Equipment—0.9%
AMETEK Inc.	500	26,335
Amphenol Corp.	261	23,276
Corning Inc.	2,722	48,506
Eaton Corp. PLC	912	69,421
Emerson Electric Co.	1,350	94,743
Rockwell Automation Inc.	226	26,704
Roper Industries Inc.	223	30,926
		319,911

Electronic Equipment & Instruments—0.0% *
FLIR Systems Inc.	308	9,271

Electronic Manufacturing Services—0.2%
Jabil Circuit Inc.	502	8,755
TE Connectivity Ltd.	793	43,702
		52,457

Environmental & Facilities Services—0.2%
Republic Services Inc.	490	16,268
Stericycle Inc.	151	17,542	(a)
Waste Management Inc.	821	36,838
		70,648

Fertilizers & Agricultural Chemicals—0.5%
CF Industries Holdings Inc.	116	27,033
Monsanto Co.	995	115,967
The Mosaic Co.	670	31,671
		174,671

Food Distributors—0.1%
Sysco Corp.	1,123	40,540

Food Retail—0.3%
Safeway Inc.	443	14,429
The Kroger Co.	948	37,474
Whole Foods Market Inc.	750	43,372
		95,275

Footwear—0.3%
NIKE Inc.	1,439	113,163

Gas Utilities—0.1%
AGL Resources Inc.	300	14,169
ONEOK Inc.	387	24,064
		38,233

General Merchandise Stores—0.4%
Dollar General Corp.	600	36,192	(a)
Dollar Tree Inc.	395	22,286	(a)
Family Dollar Stores Inc.	212	13,774
Target Corp.	1,241	78,518
		150,770

Gold—0.1%
Newmont Mining Corp.	896	20,635

Healthcare Distributors—0.4%
AmerisourceBergen Corp.	399	28,054
Cardinal Health Inc.	611	40,821
McKesson Corp.	444	71,661
Patterson Companies Inc.	245	10,094
		150,630

Healthcare Equipment—1.8%
Abbott Laboratories	2,874	110,161	(h)
Baxter International Inc.	1,026	71,358
Becton Dickinson and Co.	373	41,213
Boston Scientific Corp.	2,501	30,062	(a)
CareFusion Corp.	370	14,733	(a)
Covidien PLC	910	61,971
CR Bard Inc.	161	21,564
Edwards Lifesciences Corp.	218	14,336	(a)
Intuitive Surgical Inc.	71	27,270	(a)
Medtronic Inc.	1,914	109,845
St Jude Medical Inc.	540	33,453
Stryker Corp.	536	40,275
Varian Medical Systems Inc.	199	15,460	(a)
Zimmer Holdings Inc.	290	27,025
		618,726

Healthcare Facilities—0.0%*
Tenet Healthcare Corp.	212	8,929	(a)

Healthcare Services—0.4%
DaVita Healthcare Partners Inc.	288	18,250	(a)
Express Scripts Holding Co.	1,540	108,170	(a)
Laboratory Corporation of America Holdings	156	14,254	(a)
Quest Diagnostics Inc.	251	13,438
		154,112

Healthcare Supplies—0.0% *
DENTSPLY International Inc.	259	12,556

Healthcare Technology—0.1%
Cerner Corp.	524	29,208	(a)

Home Building—0.1%
DR Horton Inc.	717	16,003
Lennar Corp.	303	11,987
PulteGroup Inc.	660	13,444
		41,434

Home Entertainment Software—0.0% *
Electronic Arts Inc.	549	12,594	(a)

Home Furnishing Retail—0.1%
Bed Bath & Beyond Inc.	367	29,470	(a)

Home Furnishings—0.1%
Leggett & Platt Inc.	365	11,293
Mohawk Industries Inc.	100	14,890	(a)
		26,183

Home Improvement Retail—0.9%
Lowe’s Companies Inc.	1,993	98,753
The Home Depot Inc.	2,719	223,883
		322,636

Hotels, Resorts & Cruise Lines—0.3%
Carnival Corp.	777	31,212
Marriott International Inc.	450	22,212
Starwood Hotels & Resorts Worldwide Inc.	318	25,265
Wyndham Worldwide Corp.	216	15,917
		94,606

Household Appliances—0.1%
Whirlpool Corp.	155	24,313

Household Products—1.9%
Colgate-Palmolive Co.	1,718	112,031
Kimberly-Clark Corp.	758	79,181
The Clorox Co.	277	25,694
The Procter & Gamble Co.	5,165	420,483
		637,389

Housewares & Specialties—0.1%
Newell Rubbermaid Inc.	543	17,599

Human Resource & Employment Services—0.0% *
Robert Half International Inc.	275	11,547

Hypermarkets & Super Centers—1.0%
Costco Wholesale Corp.	799	95,089
Wal-Mart Stores Inc.	3,058	240,634
		335,723

Independent Power Producers & Energy Traders—0.1%
AES Corp.	1,177	17,078
NRG Energy Inc.	564	16,198
		33,276

Industrial Conglomerates—2.3%
3M Co.	1,223	171,526
Danaher Corp.	1,158	89,397
General Electric Co.	19,391	543,530	(h,l)
		804,453

Industrial Gases—0.4%
Air Products & Chemicals Inc.	384	42,923
Airgas Inc.	139	15,547
Praxair Inc.	586	76,198
		134,668

Industrial Machinery—0.8%
Dover Corp.	340	32,824
Flowserve Corp.	229	18,052
Illinois Tool Works Inc.	767	64,489
Ingersoll-Rand PLC	531	32,710
Pall Corp.	258	22,020
Parker Hannifin Corp.	264	33,961
Pentair Ltd.	388	30,136
Snap-on Inc.	149	16,318
Stanley Black & Decker Inc.	275	22,190
Xylem Inc.	470	16,262
		288,962

Industrial REITs—0.1%
Prologis Inc.	976	36,063

Insurance Brokers—0.3%
Aon PLC	603	50,586
Marsh & McLennan Companies Inc.	1,049	50,729
		101,315

Integrated Oil & Gas—4.4%
Chevron Corp.	3,681	459,794
Exxon Mobil Corp.	8,373	847,348	(h)
Hess Corp.	543	45,069
Occidental Petroleum Corp.	1,495	142,174
		1,494,385

Integrated Telecommunication Services—2.0%
AT&T Inc.	10,126	356,030	(h)
CenturyLink Inc.	1,078	34,334
Frontier Communications Corp.	2,541	11,816
Verizon Communications Inc.	5,469	268,747
Windstream Holdings Inc.	1,095	8,738
		679,665

Internet Retail—1.4%
Amazon.com Inc.	699	278,754	(a)
Expedia Inc.	254	17,694
Netflix Inc.	116	42,708	(a)
priceline.com Inc.	99	115,077	(a)
TripAdvisor Inc.	254	21,039	(a)
		475,272

Internet Software & Services—2.9%
Akamai Technologies Inc.	368	17,362	(a)
eBay Inc.	2,169	119,057	(a)
Facebook Inc.	3,100	169,446	(a)
Google Inc.	530	593,976	(a)
VeriSign Inc.	230	13,749	(a)
Yahoo! Inc.	1,767	71,458	(a)
		985,048

Investment Banking & Brokerage—0.9%
E*TRADE Financial Corp.	511	10,036	(a)
Morgan Stanley	2,617	82,069
The Charles Schwab Corp.	2,211	57,486
The Goldman Sachs Group Inc.	801	141,985
		291,576

IT Consulting & Other Services—1.6%
Accenture PLC	1,176	96,691
Cognizant Technology Solutions Corp.	606	61,194	(a)
International Business Machines Corp.	1,963	368,200	(h)
Teradata Corp.	266	12,100	(a)
		538,185

Leisure Products—0.1%
Hasbro Inc.	232	12,762
Mattel Inc.	645	30,689
		43,451

Life & Health Insurance—1.0%
Aflac Inc.	904	60,387
Lincoln National Corp.	500	25,810
MetLife Inc.	2,164	116,683
Principal Financial Group Inc.	520	25,641
Prudential Financial Inc.	892	82,260
Torchmark Corp.	145	11,332
Unum Group	486	17,049
		339,162

Life Sciences Tools & Services—0.5%
Agilent Technologies Inc.	585	33,456
Life Technologies Corp.	356	26,985	(a)
PerkinElmer Inc.	288	11,874
Thermo Fisher Scientific Inc.	670	74,605
Waters Corp.	134	13,400	(a)
		160,320

Managed Healthcare—0.9%
Aetna Inc.	658	45,132
Cigna Corp.	499	43,652
Humana Inc.	257	26,528
UnitedHealth Group Inc.	1,948	146,684
WellPoint Inc.	589	54,418
		316,414

Metal & Glass Containers—0.1%
Ball Corp.	229	11,830
Owens-Illinois Inc.	419	14,992	(a)
		26,822

Motorcycle Manufacturers—0.1%
Harley-Davidson Inc.	403	27,904

Movies & Entertainment—1.6%
The Walt Disney Co.	3,147	240,431
Time Warner Inc.	1,776	123,823
Twenty-First Century Fox Inc.	3,748	131,854
Viacom Inc.	791	69,086
		565,194

Multi-Line Insurance—0.7%
American International Group Inc.	2,793	142,583
Assurant Inc.	146	9,690
Genworth Financial Inc.	912	14,163	(a)
Hartford Financial Services Group Inc.	861	31,194
Loews Corp.	571	27,545
		225,175

Multi-Sector Holdings—1.2%
Berkshire Hathaway Inc.	3,400	403,104	(a)
Leucadia National Corp.	559	15,842
		418,946

Multi-Utilities—1.0%
Ameren Corp.	409	14,789
CenterPoint Energy Inc.	787	18,243
CMS Energy Corp.	544	14,563
Consolidated Edison Inc.	518	28,635
Dominion Resources Inc.	1,119	72,388
DTE Energy Co.	346	22,971
Integrys Energy Group Inc.	199	10,828
NiSource Inc.	614	20,188
PG&E Corp.	823	33,150
Public Service Enterprise Group Inc.	907	29,060
SCANA Corp.	277	13,000
Sempra Energy	448	40,213
TECO Energy Inc.	549	9,465
Wisconsin Energy Corp.	397	16,412
		343,905

Office Electronics—0.1%
Xerox Corp.	2,177	26,494

Office REITs—0.1%
Boston Properties Inc.	258	25,895

Office Services & Supplies—0.1%
Avery Dennison Corp.	270	13,551
Pitney Bowes Inc.	520	12,116
		25,667

Oil & Gas Drilling—0.4%
Diamond Offshore Drilling Inc.	177	10,075
Ensco PLC	467	26,703
Helmerich & Payne Inc.	173	14,546
Nabors Industries Ltd.	734	12,471
Noble Corp. PLC	448	16,786
Rowan Companies PLC	325	11,492	(a)
Transocean Ltd.	600	29,652
		121,725

Oil & Gas Equipment & Services—1.4%
Baker Hughes Inc.	825	45,589
Cameron International Corp.	489	29,110	(a)
FMC Technologies Inc.	398	20,780	(a)
Halliburton Co.	1,583	80,337
National Oilwell Varco Inc.	808	64,260
Schlumberger Ltd.	2,523	227,348
		467,424

Oil & Gas Exploration & Production—2.3%
Anadarko Petroleum Corp.	990	78,527
Apache Corp.	771	66,260
Cabot Oil & Gas Corp.	768	29,768
Chesapeake Energy Corp.	949	25,756
ConocoPhillips	2,309	163,131
Denbury Resources Inc.	714	11,731	(a)
Devon Energy Corp.	751	46,464
EOG Resources Inc.	513	86,102
EQT Corp.	249	22,355
Marathon Oil Corp.	1,323	46,702
Murphy Oil Corp.	295	19,139
Newfield Exploration Co.	338	8,325	(a)
Noble Energy Inc.	680	46,315
Pioneer Natural Resources Co.	271	49,883
QEP Resources Inc.	451	13,823
Range Resources Corp.	348	29,340
Southwestern Energy Co.	697	27,413	(a)
WPX Energy Inc.	500	10,190	(a)
		781,224

Oil & Gas Refining & Marketing—0.6%
Marathon Petroleum Corp.	576	52,836
Phillips 66	1,152	88,854
Tesoro Corp.	267	15,620
Valero Energy Corp.	1,060	53,424
		210,734

Oil & Gas Storage & Transportation—0.4%
Kinder Morgan Inc.	1,260	45,360
Spectra Energy Corp.	1,210	43,100
The Williams Companies Inc.	1,242	47,904
		136,364

Packaged Foods & Meats—1.3%
Campbell Soup Co.	366	15,840
ConAgra Foods Inc.	758	25,545
General Mills Inc.	1,236	61,689
Hormel Foods Corp.	354	15,990
Kellogg Co.	496	30,291
Kraft Foods Group Inc.	1,075	57,964
McCormick & Company Inc.	285	19,642
Mead Johnson Nutrition Co.	364	30,489
Mondelez International Inc.	3,295	116,313
The Hershey Co.	299	29,072
The JM Smucker Co.	242	25,076
Tyson Foods Inc.	506	16,931
		444,842
Paper Packaging—0.1%
Bemis Company Inc.	269	11,018
MeadWestvaco Corp.	317	11,707
Sealed Air Corp.	398	13,552
		36,277

Paper Products—0.1%
International Paper Co.	826	40,499

Personal Products—0.1%
Avon Products Inc.	860	14,809
The Estee Lauder Companies Inc.	459	34,572
		49,381

Pharmaceuticals—5.4%
AbbVie Inc.	2,998	158,324
Actavis PLC	338	56,784	(a)
Allergan Inc.	577	64,093
Bristol-Myers Squibb Co.	3,076	163,489
Eli Lilly & Co.	1,871	95,421	(h)
Forest Laboratories Inc.	448	26,894	(a)
Hospira Inc.	337	13,911	(a)
Johnson & Johnson	5,366	491,472	(h)
Merck & Company Inc.	5,588	279,680
Mylan Inc.	721	31,291	(a)
Perrigo Co. PLC	262	40,207
Pfizer Inc.	12,616	386,428	(h)
Zoetis Inc.	901	29,454
		1,837,448

Property & Casualty Insurance—0.8%
ACE Ltd.	616	63,775
Cincinnati Financial Corp.	316	16,549
The Allstate Corp.	869	47,395
The Chubb Corp.	498	48,122
The Progressive Corp.	1,004	27,379
The Travelers Companies Inc.	681	61,658
XL Group PLC	523	16,652
		281,530

Publishing—0.1%
Gannett Company Inc.	414	12,246
News Corp.	887	15,984	(a)
		28,230

Railroads—0.8%
CSX Corp.	1,960	56,389
Kansas City Southern	221	27,367
Norfolk Southern Corp.	610	56,626
Union Pacific Corp.	890	149,520
		289,902
Real Estate Services—0.0% *
CBRE Group Inc.	551	14,491	(a)

Regional Banks—0.9%
BB&T Corp.	1,303	48,628
Fifth Third Bancorp	1,673	35,183
Huntington Bancshares Inc.	1,508	14,552
KeyCorp	1,727	23,177
M&T Bank Corp.	255	29,687
PNC Financial Services Group Inc.	976	75,718
Regions Financial Corp.	2,601	25,724
SunTrust Banks Inc.	971	35,743
Zions Bancorporation	469	14,051
		302,463

Research & Consulting Services—0.1%
Equifax Inc.	197	13,611
Nielsen Holdings N.V.	500	22,945
The Dun & Bradstreet Corp.	87	10,679
		47,235

Residential REITs—0.2%
Apartment Investment & Management Co.	423	10,960
AvalonBay Communities Inc.	257	30,385
Equity Residential	593	30,759
		72,104

Restaurants—1.2%
Chipotle Mexican Grill Inc.	61	32,500	(a)
Darden Restaurants Inc.	248	13,484
McDonald’s Corp.	1,913	185,618
Starbucks Corp.	1,435	112,490
Yum! Brands Inc.	850	64,268
		408,360

Retail REITs—0.4%
General Growth Properties Inc.	1,100	22,077
Kimco Realty Corp.	730	14,417
Simon Property Group Inc.	599	91,144
The Macerich Co.	300	17,667
		145,305

Security & Alarm Services—0.2%
The ADT Corp.	390	15,783
Tyco International Ltd.	883	36,239
		52,022

Semiconductor Equipment—0.2%
Applied Materials Inc.	2,265	40,068
KLA-Tencor Corp.	285	18,371
Lam Research Corp.	266	14,484	(a)
		72,923
Semiconductors—1.6%
Altera Corp.	641	20,852
Analog Devices Inc.	572	29,132
Broadcom Corp.	1,080	32,022
First Solar Inc.	139	7,595	(a)
Intel Corp.	9,369	243,219	(h)
Linear Technology Corp.	392	17,856
LSI Corp.	1,546	17,037
Microchip Technology Inc.	372	16,647
Micron Technology Inc.	1,977	43,019	(a)
NVIDIA Corp.	1,076	17,238
Texas Instruments Inc.	2,099	92,167
Xilinx Inc.	457	20,985
		557,769

Soft Drinks—1.7%
Coca-Cola Enterprises Inc.	430	18,976
Dr Pepper Snapple Group Inc.	365	17,783
Monster Beverage Corp.	300	20,331	(a)
PepsiCo Inc.	2,945	244,258
The Coca-Cola Co.	7,154	295,532	(h)
		596,880

Specialized Consumer Services—0.0% *
H&R Block Inc.	479	13,910

Specialized Finance—0.5%
CME Group Inc.	559	43,859
IntercontinentalExchange Group Inc.	241	54,205
McGraw Hill Financial Inc.	509	39,804
Moody’s Corp.	406	31,859
The NASDAQ OMX Group Inc.	291	11,582
		181,309

Specialized REITs—0.8%
American Tower Corp.	783	62,499
HCP Inc.	861	31,271
Healthcare REIT Inc.	586	31,392
Host Hotels & Resorts Inc.	1,384	26,905
Plum Creek Timber Company Inc.	313	14,558
Public Storage	284	42,748
Ventas Inc.	516	29,556
Weyerhaeuser Co.	1,107	34,948
		273,877

Specialty Chemicals—0.5%
Ecolab Inc.	498	51,926
International Flavors & Fragrances Inc.	172	14,789
PPG Industries Inc.	279	52,915
Sigma-Aldrich Corp.	250	23,503
The Sherwin-Williams Co.	151	27,708
		170,841

Specialty Stores—0.1%
PetSmart Inc.	200	14,550
Staples Inc.	1,228	19,513
Tiffany & Co.	180	16,700
		50,763

Steel—0.2%
Allegheny Technologies Inc.	271	9,656
Cliffs Natural Resources Inc.	369	9,671
Nucor Corp.	604	32,242
United States Steel Corp.	367	10,826
		62,395

Systems Software—2.5%
CA Inc.	569	19,147
Microsoft Corp.	14,431	540,152	(h)
Oracle Corp.	6,713	256,839
Red Hat Inc.	348	19,502	(a)
Symantec Corp.	1,329	31,338
		866,978

Thrifts & Mortgage Finance—0.1%
Hudson City Bancorp Inc.	1,345	12,684
People’s United Financial Inc.	561	8,482
		21,166

Tires & Rubber—0.0% *
The Goodyear Tire & Rubber Co.	623	14,859

Tobacco—1.4%
Altria Group Inc.	3,773	144,846	(h)
Lorillard Inc.	695	35,223
Philip Morris International Inc.	3,041	264,962
Reynolds American Inc.	554	27,694
		472,725

Trading Companies & Distributors—0.2%
Fastenal Co.	525	24,943
WW Grainger Inc.	123	31,416
		56,359

Trucking—0.0%*
Ryder System Inc.	131	9,665

Wireless Telecommunication Services—0.1%
Crown Castle International Corp.	681	50,006	(a)

Total Common Stock
(Cost $22,270,166)		31,548,683

Short-Term Investments—7.5%
GE Institutional Money Market Fund—Investment Class
0.00%
(Cost $2,555,601)		2,555,601	(d,k)

Total Investments
(Cost $24,825,767)		34,104,284

Other Assets and Liabilities, net—0.4%		153,156

NET ASSETS—100.0%		$34,257,440

Other Information:

The Fund had the following long futures contracts open at December 31, 2013:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
S&P 500 Emini Index Futures	March 2014	28	$2,577,540	$101,710

GE Institutional Income Fund

Schedule of Investments—December 31, 2013 (Unaudited)

Bonds and Notes—95.9% †		Principal Amount	Fair Value
U.S. Treasuries—15.2%
U.S. Treasury Bonds
3.63%	08/15/43	$6,840,300	$6,459,808
4.50%	02/15/36	23,573,300	26,228,974	(h)
U.S. Treasury Notes
0.25%	10/31/15	8,609,700	8,597,595
0.88%	01/31/17	182,800	182,971
1.25%	10/31/18	4,288,000	4,203,917
2.50%	08/15/23	5,636,900	5,413,183
			51,086,448

Agency Mortgage Backed—30.4%
Federal Home Loan Mortgage Corp.
2.38%	01/13/22	2,096,000	2,003,703	(h)
4.50%	06/01/33 - 02/01/35	30,793	32,660	(h)
5.00%	07/01/35 - 06/01/41	1,746,877	1,916,770	(h)
5.50%	05/01/20 - 04/01/39	674,475	740,207	(h)
6.00%	04/01/17 - 11/01/37	1,058,417	1,182,095	(h)
6.00%	07/01/19	4,042	4,297
6.50%	07/01/29 - 10/01/33	4,001	4,456	(h)
7.00%	10/01/16 - 08/01/36	110,013	124,180	(h)
7.50%	01/01/30 - 09/01/33	2,377	2,560	(h)
8.00%	11/01/30	31,189	35,705	(h)
8.50%	04/01/30	24,719	29,457	(h)
9.00%	12/01/16	714	762	(h)
9.50%	04/01/21	47	53	(h)
Federal National Mortgage Assoc.
2.35%	04/01/37	2,716	2,832	(i)
3.00%	05/01/43 - 06/01/43	10,707,382	10,178,259	(h)
3.50%	11/01/42 - 02/01/43	8,094,316	8,053,318	(h)
4.00%	05/01/19 - 12/01/41	4,644,488	4,786,966	(h)
4.50%	05/01/18 - 04/01/41	12,416,017	13,158,009	(h)
5.00%	07/01/20 - 06/01/41	2,750,356	3,015,672	(h)
5.00%	03/01/39 - 05/01/39	401,177	437,227
5.50%	03/01/14 - 04/01/38	3,284,622	3,620,250	(h)
5.50%	10/01/24	22,677	22,823	(h,i)
5.50%	05/01/37	87,494	96,467
6.00%	02/01/14 - 08/01/35	2,017,588	2,261,078	(h)
6.50%	07/01/17 - 08/01/36	235,348	259,477	(h)
7.00%	03/01/15 - 02/01/34	40,613	44,202	(h)
7.50%	02/01/15 - 12/01/33	93,272	104,891	(h)
8.00%	12/01/15 - 01/01/33	22,307	25,506	(h)
9.00%	12/01/17 - 12/01/22	6,975	7,661	(h)
3.50%	TBA	17,505,000	17,388,756	(c)
4.00%	TBA	3,300,000	3,396,937	(c)
4.50%	TBA	462,000	489,521	(c)
5.00%	TBA	3,223,000	3,476,960	(c)
6.00%	TBA	8,105,000	8,989,585	(c)

Government National Mortgage Assoc.
3.00%	06/20/43	1,919,577	1,857,961
3.50%	05/20/43	4,552,351	4,599,589
4.00%	01/20/41 - 04/20/43	5,554,853	5,785,187
4.50%	08/15/33 - 05/20/40	1,176,455	1,262,097	(h)
5.00%	08/15/33	65,194	71,376	(h)
6.00%	04/15/27 - 09/15/36	391,115	440,951	(h)
6.50%	04/15/19 - 09/15/36	155,267	173,623	(h)
7.00%	10/15/27 - 10/15/36	86,048	97,244	(h)
7.50%	01/15/23 - 11/15/31	14,159	15,043	(h)
8.00%	02/15/30 - 09/15/30	971	1,067	(h)
8.50%	10/15/17	3,468	3,665	(h)
9.00%	11/15/16 - 12/15/21	24,518	26,262	(h)
5.00%	TBA	1,560,000	1,690,833	(c)
5.50%	TBA	255,000	280,062	(c)
			102,198,262

Agency Collateralized Mortgage Obligations—0.4%
Collateralized Mortgage Obligation Trust
0.15%	11/01/18	358	357	(d,f)
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	1,251,142	11,479	(g,h,i)
Federal Home Loan Mortgage Corp. REMIC
3.50%	11/15/24 - 11/15/30	1,747,236	201,837	(g)
4.50%	02/15/18 - 03/15/18	58,935	2,226	(g,h)
5.00%	05/15/18 - 10/15/18	50,612	1,831	(g,h)
5.00%	02/15/38	55,336	4,181	(g)
5.50%	06/15/33	85,721	17,356	(g,h)
6.43%	08/15/25	675,691	92,294	(g,i)
7.50%	07/15/27	7,077	1,438	(g,h)
8.00%	04/15/20	104	113	(h)
Federal Home Loan Mortgage Corp. STRIPS
2.11%	08/01/27	1,680	1,546	(d,f,h)
8.00%	02/01/23 - 07/01/24	6,302	1,422	(g,h)
Federal National Mortgage Assoc. REMIC
1.24%	12/25/42	250,988	10,960	(g,h,i)
2.11%	12/25/22	422	401	(d,f,h)
3.50%	09/25/42	473,163	91,462	(g)
5.00%	02/25/32	41,568	705	(g,h)
5.00%	02/25/40 - 09/25/40	1,116,733	141,544	(g)
5.84%	07/25/38	255,042	36,083	(g,i)
7.34%	05/25/18	115,005	12,281	(g,h,i)
8.00%	05/25/22	9	203	(g,h)
Federal National Mortgage Assoc. STRIPS
2.11%	12/01/34	42,268	38,526	(d,f,h)
4.50%	08/01/35 - 01/01/36	305,923	51,903	(g,h)
5.00%	03/25/38 - 05/25/38	184,251	33,876	(g,h)
5.50%	12/01/33	36,595	6,950	(g,h)
6.00%	01/01/35	159,099	28,954	(g,h)
7.50%	11/01/23	34,223	7,975	(g,h)
8.00%	08/01/23 - 07/01/24	12,496	2,352	(g,h)
8.50%	03/01/17 - 07/25/22	1,017	160	(g,h)
9.00%	05/25/22	401	83	(g,h)

Government National Mortgage Assoc.
4.50%	10/20/37 - 08/16/39	2,216,870	266,545	(g,h)
5.00%	12/20/35 - 09/20/38	1,464,289	133,084	(g,h)
6.08%	02/20/40	575,363	108,371	(g,i)
			1,308,498

Asset Backed—0.2%
Chase Funding Mortgage Loan Asset-Backed Certificates 2004-1
3.99%	11/25/33	362,518	372,491	(h,j)
Ford Credit Auto Lease Trust 2013-A
1.28%	06/15/16	160,000	160,085	(h)
Hertz Vehicle Financing LLC 2010-1A
2.60%	02/25/15	125,000	125,268	(b,h)
5.02%	02/25/15	116,667	117,166	(b)
			775,010

Corporate Notes—40.5%
21st Century Fox America Inc.
4.00%	10/01/23	176,000	173,951	(b)
5.40%	10/01/43	110,000	111,382	(b)
6.65%	11/15/37	213,000	248,627	(h)
ABB Finance USA Inc.
1.63%	05/08/17	408,000	407,189
AbbVie Inc.
1.75%	11/06/17	370,000	369,366
2.00%	11/06/18	526,000	520,324
2.90%	11/06/22	246,000	229,925
AES Corp.
8.00%	10/15/17	419,000	492,325	(h)
AES Panama S.A.
6.35%	12/21/16	322,000	340,515	(b,h)
Agilent Technologies Inc.
5.50%	09/14/15	412,000	444,180	(h)
Agrium Inc.
3.50%	06/01/23	204,000	190,034	(h)
4.90%	06/01/43	631,000	584,308	(h)
Altria Group Inc.
2.95%	05/02/23	209,000	189,818	(h)
4.50%	05/02/43	209,000	184,668	(h)
5.38%	01/31/44	307,000	308,271
Amazon.com Inc.
1.20%	11/29/17	371,000	363,244	(h)
2.50%	11/29/22	446,000	402,036	(h)
America Movil SAB de C.V.
2.38%	09/08/16	1,152,000	1,185,604	(h)
American Axle & Manufacturing Inc.
6.25%	03/15/21	283,000	300,688
7.75%	11/15/19	83,000	94,413
American Honda Finance Corp.
2.13%	10/10/18	834,000	830,566
American International Group Inc.
3.38%	08/15/20	436,000	438,536
4.88%	06/01/22	299,000	321,372	(h)
American Seafoods Group LLC
10.75%	05/15/16	350,000	362,250	(b)

American Tower Corp. (REIT)
3.40%	02/15/19	436,000	443,872
3.50%	01/31/23	208,000	189,643	(h)
American Tower Trust I (REIT)
1.55%	03/15/43	644,000	628,531	(b,h)
Amsted Industries Inc.
8.13%	03/15/18	259,000	272,921	(b,h)
Anadarko Petroleum Corp.
6.20%	03/15/40	459,000	507,716	(h)
Anheuser-Busch InBev Finance Inc.
2.63%	01/17/23	246,000	225,913	(h)
Anheuser-Busch InBev Worldwide Inc.
2.50%	07/15/22	1,001,000	925,893	(h)
5.38%	11/15/14	212,000	220,804	(h)
Archer-Daniels-Midland Co.
4.02%	04/16/43	237,000	201,491	(h)
Arizona Public Service Co.
6.25%	08/01/16	214,000	240,101	(h)
Ascension Health
4.85%	11/15/53	327,000	316,475
Ashland Inc.
3.00%	03/15/16	408,000	416,160
3.88%	04/15/18	388,000	392,850
AT&T Inc.
0.88%	02/13/15	265,000	265,559	(h)
2.38%	11/27/18	887,000	887,761
4.35%	06/15/45	599,000	507,109
Autodesk Inc.
1.95%	12/15/17	377,000	372,942	(h)
Banco de Costa Rica
5.25%	08/12/18	200,000	199,000	(b)
Banco de Reservas de LA Republica Dominicana
7.00%	02/01/23	150,000	138,000	(b,h)
Banco del Estado de Chile
2.00%	11/09/17	150,000	147,337	(h)
Banco do Nordeste do Brasil S.A.
3.63%	11/09/15	100,000	100,375	(b,h)
Banco Latinoamericano de Comercio Exterior S.A.
3.75%	04/04/17	300,000	306,000	(b,h)
Bank of America Corp.
2.00%	01/11/18	523,000	522,072	(h)
2.60%	01/15/19	525,000	527,317
3.30%	01/11/23	693,000	655,763	(h)
3.88%	03/22/17	428,000	456,812	(h)
4.10%	07/24/23	610,000	612,588
5.75%	12/01/17	610,000	694,249	(h)
Barclays Bank PLC
2.25%	05/10/17	1,281,000	1,320,070	(b,h)
Barrick Gold Corp.
4.10%	05/01/23	212,000	191,625
Berkshire Hathaway Finance Corp.
2.90%	10/15/20	524,000	519,645
3.00%	05/15/22	284,000	272,258

Berkshire Hathaway Inc.
1.55%	02/09/18	428,000	423,182
4.50%	02/11/43	488,000	451,130
BHP Billiton Finance USA Ltd.
2.05%	09/30/18	219,000	218,973
3.85%	09/30/23	219,000	219,950
5.00%	09/30/43	219,000	222,666
Bombardier Inc.
4.25%	01/15/16	164,000	171,380	(b)
7.75%	03/15/20	387,000	439,245	(b)
BP Capital Markets PLC
1.38%	05/10/18	630,000	611,446	(h)
2.25%	11/01/16	164,000	169,717	(h)
2.50%	11/06/22	875,000	796,673	(h)
BPCE S.A.
2.50%	12/10/18	418,000	415,762
Brocade Communications Systems Inc.
4.63%	01/15/23	200,000	185,000	(b)
Buckeye Partners LP
2.65%	11/15/18	443,000	436,491
Burlington Northern Santa Fe LLC
3.85%	09/01/23	436,000	428,867
Caixa Economica Federal
2.38%	11/06/17	100,000	92,875
Cameron International Corp.
4.00%	12/15/23	223,000	220,368
Cargill Inc.
6.00%	11/27/17	246,000	280,885	(b,h)
Case New Holland Inc.
7.88%	12/01/17	222,000	261,960	(h)
Catholic Health Initiatives
2.60%	08/01/18	130,000	130,427
2.95%	11/01/22	202,000	183,587	(h)
4.20%	08/01/23	110,000	107,860
4.35%	11/01/42	129,000	111,908	(h)
Celgene Corp.
2.30%	08/15/18	218,000	216,803
Central American Bank for Economic Integration
5.38%	09/24/14	410,000	422,391	(b,h)
Cequel Capital Corp.
5.13%	12/15/21	400,000	375,000	(b)
Chesapeake Energy Corp.
3.25%	03/15/16	404,000	408,040	(h)
Cigna Corp.
2.75%	11/15/16	411,000	427,778	(h)
4.00%	02/15/22	595,000	605,632	(h)
Citigroup Inc.
1.25%	01/15/16	408,000	409,354	(h)
1.75%	05/01/18	419,000	412,000	(h)
3.50%	05/15/23	504,000	469,623
5.00%	09/15/14	759,000	780,620	(h)
6.68%	09/13/43	449,000	516,632
CNA Financial Corp.
5.88%	08/15/20	366,000	417,251

CNH Capital LLC
3.25%	02/01/17	243,000	247,253	(b)
3.88%	11/01/15	245,000	252,963
CNPC HK Overseas Capital Ltd.
4.50%	04/28/21	200,000	203,285	(b,h)
Cogeco Cable Inc.
4.88%	05/01/20	400,000	386,000	(b)
Comcast Corp.
4.50%	01/15/43	317,000	286,352
Comision Federal de Electricidad
4.88%	05/26/21	200,000	206,500	(b,h)
Commonwealth Bank of Australia
0.75%	01/13/17	559,000	559,279	(b)
Constellation Brands Inc.
7.25%	09/01/16	408,000	463,080
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
4.63%	12/01/23	665,000	669,667
5.75%	12/01/43	451,000	478,099
Corning Inc.
3.70%	11/15/23	310,000	305,308
Corp Andina de Fomento
4.38%	06/15/22	408,000	403,994
Corp Lindley S.A.
4.63%	04/12/23	88,000	81,180	(b)
Corp Nacional del Cobre de Chile
3.88%	11/03/21	200,000	195,615	(b)
4.25%	07/17/42	245,000	195,936	(b)
5.63%	09/21/35	82,000	81,082	(b,h)
Corporate Office Properties LP (REIT)
3.60%	05/15/23	694,000	629,003
COX Communications Inc.
2.95%	06/30/23	471,000	411,579	(b)
3.25%	12/15/22	159,000	143,877	(b)
4.70%	12/15/42	93,000	78,104	(b)
Credit Suisse AG
2.60%	05/27/16	416,000	432,708	(b,h)
Crown Castle Towers LLC
6.11%	01/15/20	201,000	225,388	(b,h)
CVS Caremark Corp.
2.25%	12/05/18	311,000	310,909
5.30%	12/05/43	222,000	229,584
Daimler Finance North America LLC
1.88%	01/11/18	403,000	396,972	(b)
2.38%	08/01/18	325,000	324,281	(b)
DaVita Healthcare Partners Inc.
6.38%	11/01/18	371,000	389,550	(h)
Denbury Resources Inc.
6.38%	08/15/21	314,000	334,410	(h)
8.25%	02/15/20	247,000	272,009	(h)
Deutsche Bank AG
4.30%	05/24/28	221,000	200,079	(i)
Diageo Capital PLC
1.13%	04/29/18	419,000	403,955	(h)
Diageo Investment Corp.
2.88%	05/11/22	559,000	532,856	(h)

Diamond Offshore Drilling Inc.
4.88%	11/01/43	395,000	387,673
DigitalGlobe Inc.
5.25%	02/01/21	408,000	397,800	(b,h)
DIRECTV Holdings LLC
3.80%	03/15/22	525,000	504,334
5.15%	03/15/42	350,000	314,336	(h)
Dominion Resources Inc.
1.95%	08/15/16	793,000	806,122	(h)
DPL Inc.
7.25%	10/15/21	28,000	28,350
Duke Energy Corp.
1.63%	08/15/17	409,000	406,415
3.05%	08/15/22	199,000	189,020	(h)
Eastman Chemical Co.
2.40%	06/01/17	434,000	438,651	(h)
Eaton Corp.
1.50%	11/02/17	556,000	545,065
2.75%	11/02/22	420,000	391,800
eBay Inc.
2.60%	07/15/22	204,000	187,625
4.00%	07/15/42	245,000	207,480
Ecopetrol S.A.
7.38%	09/18/43	176,000	190,784
7.63%	07/23/19	155,000	183,675
EMC Corp.
1.88%	06/01/18	421,000	416,217
Empresa Nacional del Petroleo
4.75%	12/06/21	261,000	259,531	(b,h)
Energy Transfer Partners LP
3.60%	02/01/23	358,000	331,522
6.50%	02/01/42	352,000	378,313	(h)
Enterprise Products Operating LLC
4.45%	02/15/43	256,000	226,129
Erickson Air-Crane Inc.
8.25%	05/01/20	159,000	164,565	(b)
Eskom Holdings SOC Ltd.
6.75%	08/06/23	200,000	204,500	(b)
European Investment Bank
0.88%	12/15/14	1,120,000	1,126,474	(h)
4.88%	01/17/17	490,000	546,742	(h)
Exelon Corp.
4.90%	06/15/15	426,000	449,133	(h)
Export Credit Bank of Turkey
5.38%	11/04/16	325,000	333,873	(b,h)
Export-Import Bank of Malaysia Bhd
2.88%	12/14/17	200,000	202,078
Express Scripts Holding Co.
2.65%	02/15/17	319,000	328,785
3.13%	05/15/16	758,000	791,134	(h)
Five Corners Funding Trust
4.42%	11/15/23	665,000	655,505	(b)
Flextronics International Ltd.
4.63%	02/15/20	163,000	158,925

Florida Power & Light Co.
4.13%	02/01/42	234,000	215,361	(h)
FMG Resources August 2006 Pty Ltd.
7.00%	11/01/15	82,000	85,075	(b)
Ford Motor Credit Company LLC
5.88%	08/02/21	548,000	621,273
Forest Oil Corp.
7.25%	06/15/19	195,000	189,881
Freeport-McMoRan Copper & Gold Inc.
2.38%	03/15/18	407,000	406,006
5.45%	03/15/43	364,000	348,361
Fresenius Medical Care US Finance Inc.
5.75%	02/15/21	174,000	184,440	(b,h)
Frontier Communications Corp.
7.13%	03/15/19	363,000	391,133	(h)
Genworth Holdings Inc.
7.70%	06/15/20	193,000	229,785
Georgian Railway JSC
7.75%	07/11/22	200,000	207,740	(b)
Glencore Funding LLC
2.50%	01/15/19	610,000	590,674	(b)
4.13%	05/30/23	584,000	545,757	(b)
Goldman Sachs Capital I
6.35%	02/15/34	239,000	241,152	(h)
Great Plains Energy Inc.
4.85%	06/01/21	414,000	436,207	(h)
GXS Worldwide Inc.
9.75%	06/15/15	285,000	294,263	(h)
Hexion US Finance Corp.
6.63%	04/15/20	490,000	502,250
Hilton Worldwide Finance LLC
5.63%	10/15/21	404,000	419,150	(b)
Host Hotels & Resorts LP (REIT)
3.75%	10/15/23	534,000	495,115
Hughes Satellite Systems Corp.
6.50%	06/15/19	278,000	300,935	(h)
Huntsman International LLC
4.88%	11/15/20	405,000	398,925
Hyundai Capital America
1.63%	10/02/15	408,000	410,042	(b,h)
2.13%	10/02/17	207,000	205,585	(b,h)
iGATE Corp.
9.00%	05/01/16	407,000	432,438	(h)
Industry & Construction Bank St Petersburg OJSC Via
5.01%	09/29/15	400,000	409,000	(i)
ING Bank N.V.
5.80%	09/25/23	534,000	558,347	(b)
ING U.S. Inc.
5.70%	07/15/43	391,000	408,515
Ingersoll-Rand Global Holding Company Ltd.
2.88%	01/15/19	218,000	214,867	(b)
4.25%	06/15/23	210,000	205,109	(b)
Ingles Markets Inc.
5.75%	06/15/23	723,000	708,540

Instituto Costarricense de Electricidad
6.95%	11/10/21	200,000	205,250	(b,h)
IntercontinentalExchange Group Inc.
2.50%	10/15/18	219,000	220,611
4.00%	10/15/23	439,000	441,602
Invesco Finance PLC
3.13%	11/30/22	585,000	541,298	(h)
JB Poindexter & Company Inc.
9.00%	04/01/22	120,000	128,100	(b)
Jefferies Group Inc.
5.13%	01/20/23	131,000	132,502
6.50%	01/20/43	142,000	140,805
JPMorgan Chase & Co.
3.20%	01/25/23	857,000	812,458	(h)
3.38%	05/01/23	209,000	194,788	(h)
KazMunayGas National Company JSC
11.75%	01/23/15	100,000	109,750	(b)
Kerr-McGee Corp.
6.95%	07/01/24	437,000	507,646
KFW
2.00%	10/04/22	1,345,000	1,231,794	(h)
4.50%	07/16/18	169,000	189,246	(h)
Kinder Morgan Energy Partners LP
2.65%	02/01/19	218,000	215,582
3.50%	09/01/23	517,000	474,701
4.15%	02/01/24	687,000	664,653
Kinross Gold Corp.
6.88%	09/01/41	264,000	236,565
Korea National Oil Corp.
2.88%	11/09/15	358,000	368,710	(b,h)
3.13%	04/03/17	425,000	437,714	(b,h)
Kraft Foods Group Inc.
1.63%	06/04/15	427,000	432,423
2.25%	06/05/17	183,000	185,301
5.00%	06/04/42	118,000	116,323
Kratos Defense & Security Solutions Inc.
10.00%	06/01/17	709,000	764,834
Liberty Mutual Group Inc.
4.25%	06/15/23	437,000	421,937	(b)
Linn Energy LLC
7.00%	11/01/19	443,000	447,430	(b)
8.63%	04/15/20	305,000	329,400	(h)
Lowe’s Companies Inc.
5.00%	09/15/43	218,000	222,894
LYB International Finance BV
4.00%	07/15/23	217,000	214,191
5.25%	07/15/43	109,000	109,571
Macquarie Group Ltd.
3.00%	12/03/18	332,000	330,663	(b)
Majapahit Holding BV
7.25%	06/28/17	400,000	438,000	(b)
7.75%	10/17/16	200,000	219,750	(b,h)
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	165,000	135,737

Merck & Company Inc.
2.80%	05/18/23	629,000	582,318
4.15%	05/18/43	251,000	229,311
MetLife Inc.
4.88%	11/13/43	344,000	337,615
MetroPCS Wireless Inc.
6.25%	04/01/21	247,000	256,263	(b)
Microsoft Corp.
2.38%	05/01/23	837,000	757,236	(h)
MidAmerican Energy Holdings Co.
6.13%	04/01/36	495,000	562,352	(h)
Monsanto Co.
4.65%	11/15/43	222,000	216,561
Morgan Stanley
2.13%	04/25/18	417,000	413,403
4.75%	03/22/17	271,000	295,747
4.88%	11/01/22	406,000	415,606
5.00%	11/24/25	445,000	446,331
5.55%	04/27/17	841,000	938,153
Mylan Inc.
5.40%	11/29/43	148,000	149,195
National Agricultural Cooperative Federation
4.25%	01/28/16	256,000	269,732	(b,h)
Nationwide Financial Services Inc.
5.38%	03/25/21	234,000	250,885	(b)
NCL Corp. Ltd.
5.00%	02/15/18	227,000	233,810
Newfield Exploration Co.
5.63%	07/01/24	662,000	658,690	(h)
5.75%	01/30/22	370,000	381,100	(h)
Nexen Energy ULC
6.40%	05/15/37	285,000	324,420
NextEra Energy Capital Holdings Inc.
2.60%	09/01/15	804,000	825,352	(h)
Northeast Utilities
1.45%	05/01/18	419,000	405,819	(h)
Northrop Grumman Corp.
1.75%	06/01/18	631,000	615,579	(h)
4.75%	06/01/43	210,000	199,013	(h)
Novartis Capital Corp.
2.40%	09/21/22	490,000	449,247	(h)
NYSE Euronext
2.00%	10/05/17	557,000	557,725	(h)
Omnicom Group Inc.
3.63%	05/01/22	356,000	344,749	(h)
Oracle Corp.
1.20%	10/15/17	609,000	599,291	(h)
3.63%	07/15/23	304,000	301,558
Pacific Gas & Electric Co.
6.05%	03/01/34	330,000	378,013	(h)
PacifiCorp
6.25%	10/15/37	258,000	307,606	(h)
Perrigo Co. PLC
2.30%	11/08/18	443,000	437,253	(b)
4.00%	11/15/23	443,000	434,625	(b)

Petrobras Global Finance BV
3.00%	01/15/19	638,000	597,061	(h)
Petrobras International Finance Co.
3.50%	02/06/17	480,000	484,392	(h)
3.88%	01/27/16	187,000	192,509	(h)
Petroleos Mexicanos
3.50%	07/18/18 - 01/30/23	1,218,000	1,163,293
4.88%	01/18/24	219,000	219,000
5.50%	01/21/21	261,000	280,575
6.00%	03/05/20	160,000	177,760	(h)
6.50%	06/02/41	74,000	77,330
Petroleum Company of Trinidad & Tobago Ltd.
6.00%	05/08/22	283,333	299,625
Petronas Capital Ltd.
5.25%	08/12/19	150,000	164,408	(b,h)
Philip Morris International Inc.
2.50%	05/16/16	413,000	428,608	(h)
4.13%	03/04/43	214,000	187,340
Plains Exploration & Production Co.
6.50%	11/15/20	203,000	224,189
Power Sector Assets & Liabilities Management Corp.
7.25%	05/27/19	168,000	199,500
7.39%	12/02/24	200,000	244,000	(b)
Prudential Financial Inc.
5.20%	03/15/44	137,000	132,548	(i)
5.63%	06/15/43	260,000	254,800	(h,i)
Public Service Electric & Gas Co.
2.38%	05/15/23	630,000	566,475	(h)
Range Resources Corp.
5.75%	06/01/21	371,000	393,260	(h)
Realty Income Corp. (REIT)
4.65%	08/01/23	435,000	438,088
Republic of Angola Via Northern Lights III BV
7.00%	08/16/19	408,000	441,150
Revlon Consumer Products Corp.
5.75%	02/15/21	977,000	963,566
Rockwell Collins Inc.
3.70%	12/15/23	356,000	351,449
Roper Industries Inc.
2.05%	10/01/18	631,000	613,220
Royal Bank of Canada
1.20%	09/19/17	717,000	710,427
RSI Home Products Inc.
6.88%	03/01/18	408,000	427,380	(b)
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
7.75%	05/29/18	400,000	450,500	(b,h)
Russian Railways via RZD Capital PLC
5.74%	04/03/17	325,000	352,219
Sabine Pass Liquefaction LLC
5.63%	02/01/21	263,000	257,083	(b)
Sanofi
1.25%	04/10/18	429,000	417,680	(h)
SCF Capital Ltd.
5.38%	10/27/17	400,000	402,080	(b)

Schlumberger Investment S.A.
2.40%	08/01/22	613,000	561,832	(b,h)
Shell International Finance BV
3.40%	08/12/23	654,000	637,424
Sinochem Overseas Capital Company Ltd.
4.50%	11/12/20	200,000	204,064	(b)
Sinopec Capital 2013 Ltd.
3.13%	04/24/23	335,000	298,952	(b,h)
Sinopec Group Overseas Development 2012 Ltd.
2.75%	05/17/17	433,000	442,735	(b,h)
Smurfit Kappa Acquisitions
4.88%	09/15/18	444,000	460,650	(b)
Sprint Corp.
7.25%	09/15/21	242,000	259,848	(b)
State Grid Overseas Investment 2013 Ltd.
1.75%	05/22/18	252,000	244,436	(b)
State Oil Company of the Azerbaijan Republic
5.45%	02/09/17	200,000	212,740
Statoil ASA
3.70%	03/01/24	665,000	660,229
4.80%	11/08/43	222,000	224,285
SunTrust Banks Inc.
2.35%	11/01/18	437,000	434,685
T-Mobile USA Inc.
5.25%	09/01/18	286,000	301,015	(b)
Talisman Energy Inc.
6.25%	02/01/38	320,000	325,393
Teck Resources Ltd.
5.40%	02/01/43	314,000	286,414	(h)
Telefonica Emisiones SAU
3.19%	04/27/18	260,000	264,788	(h)
5.46%	02/16/21	219,000	231,076
Tenet Healthcare Corp.
4.75%	06/01/20	160,000	156,400
Textron Inc.
6.20%	03/15/15	374,000	396,744	(h)
The Allstate Corp.
5.75%	08/15/53	240,000	241,800	(i)
The Coca-Cola Co.
3.30%	09/01/21	460,000	460,736	(h)
The Goldman Sachs Group Inc.
2.38%	01/22/18	510,000	511,939
2.90%	07/19/18	652,000	663,523
3.63%	01/22/23	405,000	392,183
6.75%	10/01/37	431,000	479,507
The Home Depot Inc.
2.25%	09/10/18	656,000	665,022
3.75%	02/15/24	218,000	216,983
4.88%	02/15/44	218,000	220,740
The Korea Development Bank
3.25%	03/09/16	223,000	231,623	(h)
4.00%	09/09/16	245,000	260,487	(h)
The McClatchy Co.
9.00%	12/15/22	417,000	458,700

The Mosaic Co.
4.25%	11/15/23	443,000	437,505
5.45%	11/15/33	222,000	226,184
The Potomac Edison Co.
5.35%	11/15/14	178,000	184,872	(h)
The Southern Co.
2.45%	09/01/18	525,000	532,967
Thermo Fisher Scientific Inc.
2.40%	02/01/19	312,000	309,096
4.15%	02/01/24	490,000	485,344
Thomson Reuters Corp.
1.30%	02/23/17	222,000	221,021
5.65%	11/23/43	182,000	185,300
Time Warner Cable Inc.
5.88%	11/15/40	285,000	246,538
Time Warner Inc.
5.35%	12/15/43	546,000	552,951
Tops Holding Corp.
8.88%	12/15/17	1,037,000	1,139,404	(b,h)
Total Capital Canada Ltd.
1.45%	01/15/18	408,000	403,352	(h)
Total Capital International S.A.
1.55%	06/28/17	1,025,000	1,025,220	(h)
Transnet SOC Ltd.
4.50%	02/10/16	327,000	341,676	(b,h)
Transocean Inc.
3.80%	10/15/22	170,000	161,130	(h)
tw telecom holdings inc.
6.38%	09/01/23	160,000	166,400	(b)
U.S. Bancorp
3.44%	02/01/16	648,000	675,920	(h)
Union Bank NA
2.63%	09/26/18	439,000	446,881
Unit Corp.
6.63%	05/15/21	409,000	431,495	(h)
United Rentals North America Inc.
5.75%	07/15/18	408,000	436,050	(h)
Vail Resorts Inc.
6.50%	05/01/19	447,000	473,820	(h)
Vale Overseas Ltd.
6.25%	01/11/16	239,000	260,211	(h)
Valeant Pharmaceuticals International
6.38%	10/15/20	240,000	252,900	(b,h)
Verizon Communications Inc.
2.45%	11/01/22	439,000	388,623
4.50%	09/15/20	668,000	715,138
5.15%	09/15/23	474,000	508,930
6.55%	09/15/43	307,000	359,177
Viacom Inc.
2.50%	12/15/16	307,000	317,496	(h)
5.85%	09/01/43	293,000	308,008
Viasystems Inc.
7.88%	05/01/19	409,000	442,231	(b)
Wal-Mart Stores Inc.
1.95%	12/15/18	439,000	437,416

Weatherford International Ltd.
4.50%	04/15/22	362,000	364,281	(h)
5.95%	04/15/42	319,000	319,619
6.75%	09/15/40	107,000	115,726
Weingarten Realty Investors
4.45%	01/15/24	307,000	300,700
WellPoint Inc.
5.10%	01/15/44	435,000	431,366
Wells Fargo & Co.
3.45%	02/13/23	562,000	531,334	(h)
5.38%	11/02/43	562,000	575,491
Windstream Corp.
6.38%	08/01/23	409,000	382,415
WM Wrigley Jr Co.
2.00%	10/20/17	219,000	218,392	(b)
2.90%	10/21/19	437,000	433,387	(b)
Woodside Finance Ltd.
4.50%	11/10/14	731,000	753,614	(b,h)
WPX Energy Inc.
5.25%	01/15/17	408,000	435,540
Wynn Las Vegas LLC
5.38%	03/15/22	216,000	218,160
XLIT Ltd.
2.30%	12/15/18	443,000	435,110
5.25%	12/15/43	210,000	211,407
Xstrata Finance Canada Ltd.
2.70%	10/25/17	470,000	475,335	(b)
Zhaikmunai LLP
7.13%	11/13/19	400,000	418,480	(b)
Zoetis Inc.
3.25%	02/01/23	361,000	337,777
			136,299,904

Non-Agency Collateralized Mortgage Obligations—6.3%
Banc of America Commercial Mortgage Trust 2006-4
5.68%	07/10/46	1,050,000	1,144,962	(h)
Banc of America Commercial Mortgage Trust 2007-1
5.48%	01/15/49	905,000	944,924	(h,i)
Banc of America Commercial Mortgage Trust 2007-4
5.75%	02/10/51	90,000	99,397	(h,i)
Banc of America Commercial Mortgage Trust 2008-1
6.21%	02/10/51	180,000	205,304	(h,i)
Banc of America Merrill Lynch Commercial Mortgage Inc. 2005-1
5.29%	11/10/42	170,000	178,330	(h,i)
Banc of America Merrill Lynch Commercial Mortgage Inc. 2005-6
5.18%	09/10/47	435,000	463,073	(h,i)
Bear Stearns Commercial Mortgage Securities Trust 2005-T18
4.93%	02/13/42	412,332	427,135	(i)
Bear Stearns Commercial Mortgage Securities Trust 2006-PW11
5.39%	03/11/39	292	295	(h,i)
Bear Stearns Commercial Mortgage Securities Trust 2006-T22
5.58%	04/12/38	650,000	702,776	(i)
Bear Stearns Commercial Mortgage Securities Trust 2007-PW17
5.89%	06/11/50	345,000	388,673	(i)
Bear Stearns Commercial Mortgage Securities Trust 2007-PW18
6.09%	06/11/50	190,000	213,885	(i)

COMM 2005-LP5 Mortgage Trust
4.98%	05/10/43	220,000	229,285	(h,i)
COMM 2006-C8 Mortgage Trust
5.35%	12/10/46	250,000	273,093
COMM 2013-LC13 Mortgage Trust
4.56%	08/10/46	175,000	179,976	(b,i)
Commercial Mortgage Trust 2007-GG9
5.48%	03/10/39	985,000	1,044,496
Credit Suisse Commercial Mortgage Trust 2006-C1
5.46%	02/15/39	740,000	786,002	(i)
Credit Suisse Commercial Mortgage Trust 2006-C5
5.34%	12/15/39	100,000	106,765
Credit Suisse First Boston Mortgage Securities Corp. 2005-9
5.25%	10/25/35	106,022	948	(i)
GS Mortgage Securities Corp. II 2012-GC9
2.39%	11/10/45	986,412	130,130	(g,i)
GS Mortgage Securities Corp. II 2013-KYO
2.77%	11/08/29	100,000	99,383	(b,i)
GS Mortgage Securities Corp. Trust 2012-ALOH
3.55%	04/10/34	280,000	275,300	(b,h)
GS Mortgage Securities Trust 2006-GG8
5.59%	11/10/39	340,000	372,668
GS Mortgage Securities Trust 2011-GC5
3.00%	08/10/44	420,000	436,834	(h)
5.31%	08/10/44	100,000	108,593	(b,h,i)
JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9
1.95%	12/15/47	1,291,352	134,941	(g,h,i)
JP Morgan Chase Commercial Mortgage Securities Trust 2005-CB11
5.34%	08/12/37	756,133	786,225	(h,i)
JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP1
5.04%	03/15/46	250,000	257,852	(h,i)
JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP8
5.44%	05/15/45	380,000	416,875	(h)
JP Morgan Chase Commercial Mortgage Securities Trust 2007-CB18
5.44%	06/12/47	300,000	329,691	(h)
JP Morgan Chase Commercial Mortgage Securities Trust 2007-CB20
5.79%	02/12/51	550,000	616,553	(h,i)
JP Morgan Chase Commercial Mortgage Securities Trust 2007-LD11
5.81%	06/15/49	560,000	622,898	(i)
JP Morgan Chase Commercial Mortgage Securities Trust 2012-CBX
4.27%	06/15/45	280,000	287,632
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.03%	07/15/45	125,000	125,117	(i)
LB Commercial Mortgage Trust 2007-C3
5.88%	07/15/44	430,000	477,339	(i)
LB-UBS Commercial Mortgage Trust 2004-C8
0.80%	12/15/39	1,672,345	7,270	(b,g,h,i)
LB-UBS Commercial Mortgage Trust 2005-C5
4.95%	09/15/30	308,278	322,006	(h)
LB-UBS Commercial Mortgage Trust 2006-C1
5.16%	02/15/31	450,000	480,616	(h)
LB-UBS Commercial Mortgage Trust 2006-C4
5.86%	06/15/38	207,338	225,512	(h,i)

LB-UBS Commercial Mortgage Trust 2007-C6
6.11%	07/15/40	465,000	509,831	(i)
MASTR Alternative Loan Trust 2003-5
5.00%	08/25/18	51,743	4,379	(g,h)
ML-CFC Commercial Mortgage Trust 2006-3
5.46%	07/12/46	1,029,000	1,116,289	(h,i)
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10
4.08%	07/15/46	420,000	419,717	(i)
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8
4.17%	12/15/48	120,000	101,095	(b,i)
Morgan Stanley Capital I Trust 2005-T17
4.84%	12/13/41	630,000	645,697	(i)
Morgan Stanley Capital I Trust 2006-IQ11
5.67%	10/15/42	270,000	249,090	(h,i)
Morgan Stanley Capital I Trust 2006-T21
5.16%	10/12/52	350,000	373,152	(i)
5.27%	10/12/52	150,000	160,016	(i)
Morgan Stanley Capital I Trust 2006-T23
5.81%	08/12/41	180,000	197,914	(i)
Morgan Stanley Capital I Trust 2007-IQ16
6.09%	12/12/49	190,000	213,204	(i)
Morgan Stanley Capital I Trust 2008-T29
6.28%	01/11/43	250,000	282,902	(h,i)
Morgan Stanley Capital I Trust 2012-C4
5.21%	03/15/45	190,000	202,089	(b,h,i)
Wachovia Bank Commercial Mortgage Trust 2006-C23
5.47%	01/15/45	430,000	463,267	(h,i)
Wachovia Bank Commercial Mortgage Trust 2006-C28
5.60%	10/15/48	1,135,000	1,218,365	(h,i)
Wachovia Bank Commercial Mortgage Trust 2006-C29
5.34%	11/15/48	230,000	252,218
Wells Fargo Mortgage Backed Securities Trust 2006-3
5.50%	03/25/36	147,125	1,169
WFRBS Commercial Mortgage Trust 2011-C4
5.25%	06/15/44	210,000	213,105	(b,i)
WFRBS Commercial Mortgage Trust 2013-C15
4.49%	08/15/46	175,000	148,118	(b,i)
WFRBS Commercial Mortgage Trust 2013-C16
4.99%	09/15/46	295,000	260,225	(b,i)
WFRBS Commercial Mortgage Trust 2013-C17
4.26%	12/15/46	240,000	241,726
			21,176,322

Sovereign Bonds—2.3%
Banco Nacional de Desenvolvimento Economico e Social
5.50%	07/12/20	100,000	102,000	(b,h)
Government of Chile
3.63%	10/30/42	148,000	116,254	(h)
Government of Colombia
2.63%	03/15/23	327,000	286,452
4.38%	07/12/21	200,000	206,000
Government of Croatia
6.75%	11/05/19	774,000	837,855	(b)
Government of Dominican Republic
7.50%	05/06/21	200,000	217,000	(b,h)

Government of El Salvador
7.65%	06/15/35	339,000	330,186	(b,h)
Government of Guatemala
4.88%	02/13/28	200,000	182,000	(b)
Government of Hungary
4.13%	02/19/18	332,000	335,652
6.25%	01/29/20	180,000	194,175	(h)
Government of Indonesia
4.88%	05/05/21	200,000	198,000	(b,h)
Government of Lithuania
6.13%	03/09/21	100,000	113,280	(b)
Government of Mexico
4.75%	03/08/44	466,000	419,982	(h)
5.75%	10/12/10	74,000	68,450
6.05%	01/11/40	82,000	89,175
Government of Nigeria
5.13%	07/12/18	200,000	205,000	(b)
Government of Panama
4.30%	04/29/53	126,000	95,445
6.70%	01/26/36	53,000	59,228	(h)
Government of Peru
6.55%	03/14/37	242,000	278,300	(h)
Government of Philippines
6.38%	01/15/32	200,000	234,750
Government of Poland
3.00%	03/17/23	229,000	208,505
5.00%	03/23/22	378,000	403,987
5.13%	04/21/21	96,000	104,280
Government of Romania
4.38%	08/22/23	122,000	117,730	(b)
6.75%	02/07/22	156,000	177,060	(b)
Government of South Africa
5.88%	05/30/22	200,000	214,250
Government of Sri Lanka
6.25%	10/04/20	100,000	98,500	(b)
Government of Turkey
3.25%	03/23/23	858,000	705,705	(h)
6.88%	03/17/36	512,000	502,272	(h)
Government of Uruguay
4.50%	08/14/24	200,000	200,000
6.88%	09/28/25	133,799	152,865
Republic of Latvia
2.75%	01/12/20	200,000	190,750
Russian Foreign Bond—Eurobond
7.50%	03/31/30	52,906	61,646	(j)
			7,706,734

Municipal Bonds and Notes—0.6%
American Municipal Power Inc.
6.27%	02/15/50	295,000	310,331	(h)
Denver City & County School District No 1
4.24%	12/15/37	370,000	329,766	(h)
Municipal Electric Authority of Georgia
6.64%	04/01/57	336,000	353,183	(h)

Port Authority of New York & New Jersey
4.46%	10/01/62	525,000	447,237	(h)
South Carolina State Public Service Authority
6.45%	01/01/50	235,000	251,159
State of California
5.70%	11/01/21	290,000	325,238
			2,016,914

FNMA—0.0% *
Lehman TBA
5.50%	TBA	333,269	—	(**,m,p)

Total Bonds and Notes
(Cost $328,052,103)			322,568,092

		Number of Shares	Fair Value
Domestic Equity—0.1%
Preferred Stock—0.1%

Wells Fargo & Co.
(Cost $434,800)		17,392	409,929
Total Investments in Securities
(Cost $328,486,903)			322,978,021

Short-Term Investments—15.4%
GE Institutional Money Market Fund—Investment Class
0.00%
(Cost $51,935,794)			51,935,794	(d,k)

Total Investments
(Cost $380,422,697)			374,913,815

Liabilities in Excess of Other Assets, net—(11.4)%			(38,500,256)

NET ASSETS—100.0%			$336,413,559

Other Information:

The Fund had the following long futures contracts open at December 31, 2013:

Description	Expiration date	Numberof Contracts	Current Notional Value	Unrealized Depreciation
2 Yr. U.S. Treasury Notes Futures	March 2014	128	$28,136,000	$(51,754)
5 Yr. U.S. Treasury Notes Futures	March 2014	286	34,123,375	(436,521)

				$(488,275)

The Fund had the following short futures contracts open at December 31, 2013:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
U.S. Long Bond Futures	March 2014	101	$(12,959,563)	$256,478
Ultra Long-Term U.S. Treasury Bond Futures	March 2014	119	(16,213,750)	314,352
10 Yr. U.S. Treasury Notes Futures	March 2014	109	(13,412,109)	267,913

				$838,743

				$350,468

GE Institutional Money Market Fund

Schedule of Investments—December 31, 2013 (Unaudited)

Short-Term Investments—103.3% †		Principal Amount	Amortized Cost
U.S. Treasuries—42.0%
U.S. Treasury Bills
0.01%	01/16/14	$16,250,000	$16,249,915	(d)
0.02%	01/02/14	26,850,000	26,849,989	(d)
0.03%	01/09/14	44,200,000	44,199,755	(d)
0.08%	04/24/14	16,750,000	16,745,663	(d)
0.09%	05/01/14	16,800,000	16,794,960	(d)
U.S. Treasury Notes
0.25%	01/31/14 - 05/31/14	62,000,000	62,017,250
1.00%	01/15/14	35,900,000	35,913,163
1.25%	02/15/14 - 04/15/14	74,950,000	75,133,270
1.75%	01/31/14 - 03/31/14	35,050,000	35,119,991
1.88%	04/30/14	14,000,000	14,081,855
			343,105,811

U.S. Government Agency Obligations—45.9%
Fannie Mae Discount Notes
0.04%	01/09/14	35,750,000	35,749,682	(d)
0.05%	01/02/14	9,000,000	8,999,987	(d)
0.09%	01/07/14	8,550,000	8,549,872	(d)
0.10%	02/12/14	8,000,000	7,999,067	(d)
0.11%	05/01/14	37,050,000	37,036,415	(d)
0.14%	01/08/14 - 02/18/14	28,950,000	28,945,792	(d)
Federal Home Loan Bank Discount Notes
0.03%	01/02/14	3,700,000	3,699,997	(d)
0.05%	01/08/14 - 01/13/14	19,250,000	19,249,771	(d)
0.07%	02/07/14	7,200,000	7,199,460	(d)
0.08%	02/21/14 - 04/02/14	53,150,000	53,142,507	(d)
0.09%	02/19/14	15,600,000	15,598,195	(d)
Federal Home Loan Banks
0.15%	05/01/14	11,100,000	11,101,070
Federal Home Loan Mortgage Corp.
4.50%	01/15/14	39,000,000	39,064,694
2.18%	02/19/14	14,950,000	14,991,438
Federal National Mortgage Assoc.
1.25%	02/27/14	14,450,000	14,476,049

Freddie Mac Discount Notes
0.06%	01/27/14	14,700,000	14,699,392	(d)
0.07%	02/10/14 - 02/20/14	25,450,000	25,447,871	(d)
0.09%	02/03/14	4,300,000	4,299,645	(d)
0.12%	05/08/14	25,000,000	24,989,858	(d)
			375,240,762

Repurchase Agreements—13.2%
Barclays Capital Inc. U.S. Treasury Repo 0.01% dated 12/31/13, to be repurchased at $32,400,018 on 01/02/14 collateralized by $33,048,027 U.S. Treasury Note, 0.75%, maturing on 02/28/18.	01/02/14	32,400,000	32,400,000
Credit Suisse AG U.S. Treasury Repo 0.00% dated 12/31/13, to be repurchased at $17,500,000 on 01/02/14 collateralized by $17,853,581 U.S. Treasury Note, 3.75%, maturing on 11/15/18.	01/02/14	17,500,000	17,500,000
Deutsche Bank Securities, Inc. Gov Agency Repo 0.02% dated 12/31/13, to be repurchased at $8,700,010 on 01/02/14 collateralized by $8,874,894 U.S. Government Agency Bond, 0.00%, 0.00%, 2.88%, 4.50% and 5.25%, maturing on 07/15/19, 01/04/25, 02/09/15, 01/15/15 and 12/11/20, respectively.	01/02/14	8,700,000	8,700,000
Goldman Sachs & Co. Gov Agency Repo 0.00% dated 12/31/13, to be repurchased at $32,300,000 on 01/02/14 collateralized by $32,946,022 U.S. Treasury Bond, 0.00%, 0.00%, 0.00% and 0.00%, maturing on 11/15/23, 02/15/38, 08/15/40 and 05/15/43, respectively.	01/02/14	32,300,000	32,300,000
HSBC Securities (USA) Inc. Gov Agency Repo 0.01% dated 12/31/13, to be repurchased at $17,250,010 on 01/02/14 collateralized by $17,598,694 U.S. Treasury Bond, 2.50%, maturing on 01/02/14.	01/02/14	17,250,000	17,250,000
			108,150,000

Certificate of Deposit—1.7%
Royal Bank of Canada/New York NY
0.28%	04/17/14	13,450,000	13,450,000	(i)

Time Deposit—0.5%
State Street Corp.
0.01%	01/02/14	4,438,646	4,438,646	(e)

Total Short-Term Investments
(Cost $844,385,219)			844,385,219
Liabilities in Excess of Other Assets, net— (3.3)%			(26,623,263)

NET ASSETS—100.0%			$817,761,956

GE Institutional Strategic Investment Fund

Schedule of Investments—December 31, 2013 (Unaudited)

Domestic Equity—35.4% †	Number of Shares	Fair Value
Common Stock—35.4%
Advertising—0.1%
The Interpublic Group of Companies Inc.	50,373	$891,602

Aerospace & Defense—0.7%
General Dynamics Corp.	3,148	300,792
Honeywell International Inc.	41,322	3,775,591
The Boeing Co.	13,380	1,826,236
		5,902,619

Agricultural Products—0.3%
Archer-Daniels-Midland Co.	65,335	2,835,539

Air Freight & Logistics—0.5%
United Parcel Service Inc.	39,364	4,136,369

Airlines—0.1%
Delta Air Lines Inc.	29,593	812,920

Application Software—0.3%
Intuit Inc.	35,097	2,678,603

Asset Management & Custody Banks—1.3%
Ameriprise Financial Inc.	33,127	3,811,261
Invesco Ltd.	92,579	3,369,876
State Street Corp.	48,706	3,574,533	(e)
		10,755,670

Auto Parts & Equipment—0.2%
TRW Automotive Holdings Corp.	21,251	1,580,862	(a)

Automobile Manufacturers—0.3%
Ford Motor Co.	170,315	2,627,960

Automotive Retail—0.3%
AutoZone Inc.	4,565	2,181,796	(a)

Biotechnology—1.3%
Alexion Pharmaceuticals Inc.	10,027	1,334,193	(a)
Amgen Inc.	45,459	5,189,599	(h)
Gilead Sciences Inc.	66,969	5,032,720	(a)
		11,556,512

Broadcasting—0.4%
CBS Corp.	15,742	1,003,395
Discovery Communications Inc.	27,575	2,312,440	(a)
		3,315,835

Cable & Satellite—1.2%
Comcast Corp., Class A	62,966	3,272,028	(††)
Comcast Corp., Special Class A	60,166	3,001,080	(††)
Liberty Global PLC	44,767	3,774,754	(a)
		10,047,862

Casinos & Gaming—0.3%
Las Vegas Sands Corp.	32,232	2,542,138

Commodity Chemicals—0.5%
LyondellBasell Industries N.V.	51,362	4,123,341

Communications Equipment—1.7%
Cisco Systems Inc.	192,431	4,320,076
QUALCOMM Inc.	136,663	10,147,228
		14,467,304

Computer Hardware—1.1%
Apple Inc.	14,555	8,166,956	(h)
Hewlett-Packard Co.	50,873	1,423,427
		9,590,383

Computer Storage & Peripherals—0.8%
EMC Corp.	286,081	7,194,937

Construction & Farm Machinery—0.0% *
Cummins Inc.	2,520	355,244

Consumer Finance—0.3%
American Express Co.	29,568	2,682,705

Data Processing & Outsourced Services—0.5%
Paychex Inc.	13,388	609,555
Visa Inc.	16,116	3,588,711
		4,198,266

Department Stores—0.2%
Macy’s Inc.	23,612	1,260,881

Diversified Financial Services—1.6%
Citigroup Inc.	80,329	4,185,944
JPMorgan Chase & Co.	76,020	4,445,650
Wells Fargo & Co.	112,854	5,123,571
		13,755,165

Drug Retail—0.3%
CVS Caremark Corp.	38,882	2,782,785

Electric Utilities—0.1%
NextEra Energy Inc.	14,167	1,212,978

Electrical Components & Equipment—0.3%
Eaton Corp. PLC	32,658	2,485,927

Fertilizers & Agricultural Chemicals—0.5%
Monsanto Co.	37,604	4,382,746

General Merchandise Stores—0.2%
Dollar General Corp.	26,761	1,614,223	(a)

Healthcare Distributors—0.2%
Cardinal Health Inc.	26,132	1,745,879

Healthcare Equipment—0.9%
Abbott Laboratories	42,976	1,647,270
Covidien PLC	75,595	5,148,020
Medtronic Inc.	2,362	135,555
Stryker Corp.	9,444	709,622
		7,640,467

Healthcare Services—0.7%
Express Scripts Holding Co.	84,318	5,922,496	(a)

Healthcare Supplies—0.2%
DENTSPLY International Inc.	41,185	1,996,649

Home Improvement Retail—0.7%
Lowe’s Companies Inc.	101,906	5,049,442
The Home Depot Inc.	12,049	992,115
		6,041,557
Household Products—0.4%
Energizer Holdings Inc.	7,871	851,957
Kimberly-Clark Corp.	11,161	1,165,878
The Clorox Co.	14,887	1,380,918
		3,398,753
Hypermarkets & Super Centers—0.1%
Wal-Mart Stores Inc.	10,180	801,064

Independent Power Producers & Energy Traders—0.3%
AES Corp.	70,837	1,027,845
Calpine Corp.	31,484	614,253	(a)
NRG Energy Inc.	26,760	768,547
		2,410,645

Industrial Gases—0.1%
Praxair Inc.	7,497	974,835

Industrial Machinery—0.4%
Dover Corp.	37,603	3,630,194

Integrated Oil & Gas—1.5%
Chevron Corp.	37,097	4,633,786
Exxon Mobil Corp.	29,578	2,993,294
Hess Corp.	22,825	1,894,475
Occidental Petroleum Corp.	34,686	3,298,638
		12,820,193

Integrated Telecommunication Services—0.6%
AT&T Inc.	40,698	1,430,942
Verizon Communications Inc.	76,866	3,777,195
		5,208,137
Internet Retail—0.2%
Amazon.com Inc.	5,014	1,999,533	(a)

Internet Software & Services—1.1%
eBay Inc.	66,255	3,636,737	(a)
Google Inc.	5,132	5,751,484	(a)
		9,388,221

Investment Banking & Brokerage—0.4%
The Charles Schwab Corp.	46,557	1,210,482
The Goldman Sachs Group Inc.	11,819	2,095,036
		3,305,518

IT Consulting & Other Services—0.2%
International Business Machines Corp.	6,962	1,305,862

Life & Health Insurance—0.4%
MetLife Inc.	18,743	1,010,622
Prudential Financial Inc.	22,200	2,047,284
		3,057,906

Life Sciences Tools & Services—0.1%
PerkinElmer Inc.	20,464	843,731

Managed Healthcare—0.2%
UnitedHealth Group Inc.	26,322	1,982,047

Movies & Entertainment—0.6%
The Walt Disney Co.	18,982	1,450,225
Time Warner Inc.	54,129	3,773,874
		5,224,099

Multi-Line Insurance—0.6%
American International Group Inc.	51,633	2,635,865
Hartford Financial Services Group Inc.	73,788	2,673,339
		5,309,204

Multi-Utilities—0.3%
CMS Energy Corp.	38,557	1,032,171
Dominion Resources Inc.	18,207	1,177,811
		2,209,982

Oil & Gas Equipment & Services—1.4%
Cameron International Corp.	25,973	1,546,173	(a)
Halliburton Co.	47,697	2,420,623
Schlumberger Ltd.	86,569	7,800,732	(h)
		11,767,528

Oil & Gas Exploration & Production—0.6%
Anadarko Petroleum Corp.	27,206	2,157,980
Marathon Oil Corp.	79,161	2,794,383
		4,952,363

Packaged Foods & Meats—0.3%
Kraft Foods Group Inc.	9,104	490,888
Mondelez International Inc.	63,987	2,258,741
		2,749,629

Pharmaceuticals—2.2%
Actavis PLC	3,463	581,784	(a)
Bristol-Myers Squibb Co.	19,278	1,024,626
Johnson & Johnson	68,304	6,255,963
Merck & Company Inc.	94,755	4,742,488
Pfizer Inc.	197,852	6,060,207
		18,665,068

Property & Casualty Insurance—0.4%
ACE Ltd.	31,615	3,273,101

Railroads—0.3%
CSX Corp.	91,575	2,634,613

Regional Banks—0.2%
Regions Financial Corp.	188,899	1,868,211

Research & Consulting Services—0.0% *
Nielsen Holdings N.V.	7,871	361,200

Restaurants—0.1%
McDonald’s Corp.	9,833	954,096

Retail REITs—0.1%
Simon Property Group Inc.	4,916	748,019

Semiconductor Equipment—0.1%
Applied Materials Inc.	42,502	751,860

Semiconductors—0.4%
Analog Devices Inc.	19,520	994,154
Intel Corp.	39,627	1,028,717
Microchip Technology Inc.	26,775	1,198,181
Texas Instruments Inc.	13,923	611,359
		3,832,411

Soft Drinks—1.1%
Coca-Cola Enterprises Inc.	37,779	1,667,187
PepsiCo Inc.	98,197	8,144,459	(h)
		9,811,646

Specialized Finance—0.8%
CME Group Inc.	67,994	5,334,809
McGraw Hill Financial Inc.	17,192	1,344,415
		6,679,224

Specialized REITs—0.7%
American Tower Corp.	67,727	5,405,969
HCP Inc.	13,392	486,397
Rayonier Inc.	9,567	402,771
		6,295,137

Specialty Chemicals—0.1%
PPG Industries Inc.	4,761	902,971
Rockwood Holdings Inc.	3,148	226,404
		1,129,375

Specialty Stores—0.4%
Dick’s Sporting Goods Inc.	55,510	3,225,131

Systems Software—0.3%
Microsoft Corp.	27,548	1,031,122
Oracle Corp.	45,650	1,746,569
		2,777,691

Tobacco—0.2%
Altria Group Inc.	13,388	513,965
Philip Morris International Inc.	14,826	1,291,790
		1,805,755

Water Utilities—0.1%
American Water Works Company Inc.	11,693	494,146

Total Common Stock
(Cost $225,682,519)		303,966,348

Preferred Stock—0.0% *

Diversified Financial Services—0.0% *
Wells Fargo & Co.	13,069	308,036

Total Preferred Stocks
(Cost $326,725)		308,036

Total Domestic Equity
(Cost $226,009,244)		304,274,384

Foreign Equity—23.0%

Common Stock—22.5%

Advertising—0.2%
WPP PLC	80,251	1,834,236

Aerospace & Defense—0.8%
Embraer S.A. ADR	2,661	85,631
European Aeronautic Defence and Space Company N.V.	33,404	2,568,880
Safran S.A.	61,195	4,259,186
		6,913,697

Airlines—0.2%
International Consolidated Airlines Group S.A.	256,028	1,702,121	(a)

Apparel Retail—0.2%
Fast Retailing Company Ltd.	3,788	1,564,143

Apparel, Accessories & Luxury Goods—0.4%
Luxottica Group S.p.A.	28,277	1,517,659
The Swatch Group AG	2,921	1,936,166
		3,453,825

Application Software—0.4%
SAP AG	39,282	3,372,754

Automobile Manufacturers—0.8%
Great Wall Motor Company Ltd.	29,159	160,579
Hyundai Motor Co.	1,342	300,737
Mazda Motor Corp.	221,000	1,143,847	(a)
Toyota Motor Corp.	89,080	5,441,164
		7,046,327

Biotechnology—0.2%
CSL Ltd.	23,158	1,428,734

Brewers—0.2%
Anheuser-Busch InBev N.V.	15,868	1,689,313
SABMiller PLC	2,120	108,884
		1,798,197

Building Products—0.2%
Assa Abloy AB	37,413	1,979,407

Casinos & Gaming—0.1%
Genting Bhd	39,099	122,472
Sands China Ltd.	32,924	270,058
		392,530

Coal & Consumable Fuels—0.2%
Cameco Corp.	69,384	1,439,269

Commodity Chemicals—0.0% *
LG Chem Ltd.	522	148,139
Mexichem SAB de C.V.	12,750	52,861
		201,000

Communications Equipment—0.4%
Telefonaktiebolaget LM Ericsson	303,739	3,712,439

Construction & Engineering—0.2%
China State Construction International Holdings Ltd.	99,481	178,594
JGC Corp.	25,993	1,020,134
Larsen & Toubro Ltd.	4,687	81,127
		1,279,855

Construction & Farm Machinery—0.2%
Hyundai Heavy Industries Company Ltd.	610	148,548
Iochpe-Maxion S.A.	5,447	60,375
Kubota Corp.	71,000	1,174,720
		1,383,643

Construction Materials—0.3%
Cemex SAB de C.V. ADR	15,308	181,093	(a)
HeidelbergCement AG	31,594	2,400,952
		2,582,045

Department Stores—0.0% *
Matahari Department Store Tbk PT	133,976	121,096	(a)
Woolworths Holdings Ltd.	18,411	131,221
		252,317

Distillers & Vintners—0.5%
Diageo PLC	96,156	3,185,165
Diageo PLC ADR	6,533	865,100
		4,050,265

Diversified Capital Markets—0.2%
Deutsche Bank AG	34,677	1,656,881

Diversified Financial Services—3.0%
Banco Santander Chile ADR	3,245	76,485
Bank Mandiri Persero Tbk PT	114,000	73,533
Bank of China Ltd.	487,646	224,523
Barclays PLC	758,918	3,418,295
BNP Paribas S.A.	58,005	4,527,919
Credicorp Ltd.	999	132,597
CTBC Financial Holding Company Ltd.	134,820	92,056
Grupo Financiero Banorte SAB de C.V.	31,678	220,924
HSBC Holdings PLC	362,257	3,974,319
ICICI Bank Ltd.	132,089	2,344,737
Industrial & Commercial Bank of China Ltd.	462,245	312,386
ING Groep N.V.	209,032	2,909,159	(a)
Intesa Sanpaolo S.p.A.	434,386	1,073,820
Kasikornbank PCL	20,700	98,271
Malayan Banking Bhd	65,692	199,352
Metropolitan Bank & Trust Co.	89,176	151,800
Mitsubishi UFJ Financial Group Inc.	441,300	2,913,869
Sberbank of Russia ADR	12,604	158,432
Sberbank of Russia GDR	1,903	23,940	(b)
Shinhan Financial Group Company Ltd.	4,204	188,420
Sumitomo Mitsui Financial Group Inc.	49,300	2,542,277
		25,657,114

Diversified Metals & Mining—0.4%
Antofagasta PLC	5,220	71,240
BHP Billiton PLC	71,457	2,211,972
Rio Tinto PLC	26,325	1,486,568
		3,769,780

Diversified Real Estate Activities—0.8%
Brookfield Asset Management Inc.	21,838	847,212
Mitsubishi Estate Company Ltd.	76,000	2,274,107
Mitsui Fudosan Company Ltd.	92,642	3,336,187
		6,457,506

Diversified Support Services—0.1%
Aggreko PLC	16,509	467,292
Brambles Ltd.	46,668	382,026
		849,318

Education Services—0.0% *
Kroton Educacional S.A.	8,408	139,917

Electric Utilities—0.1%
Power Grid Corporation of India Ltd.	404,238	652,218

Electrical Components & Equipment—0.5%
Murata Manufacturing Company Ltd.	30,599	2,719,135
Schneider Electric S.A.	20,869	1,823,157
		4,542,292

Electronic Equipment & Instruments—0.2%
Hexagon AB	47,116	1,491,403

Fertilizers & Agricultural Chemicals—0.1%
Syngenta AG	2,401	958,942

Food Retail—0.0% *
Magnit OJSC GDR	3,187	210,980
Shoprite Holdings Ltd.	6,790	106,319
		317,299

Gas Utilities—0.0% *
China Resources Gas Group Ltd.	34,265	118,654
ENN Energy Holdings Ltd.	25,548	189,293
		307,947

Healthcare Services—0.2%
Fresenius SE & Company KGaA	12,873	1,979,599

Healthcare Supplies—0.2%
Essilor International S.A.	15,457	1,645,984
Ginko International Company Ltd.	5,991	113,172
		1,759,156

Heavy Electrical Equipment—0.2%
ABB Ltd.	46,408	1,225,232	(a)

Highways & Railtracks—0.0% *
CCR S.A.	11,477	86,445

Home Building—0.1%
Persimmon PLC	46,764	959,640	(a)

Home Improvement Retail—0.2%
Kingfisher PLC	193,915	1,235,547

Household Appliances—0.0% *
Haier Electronics Group Company Ltd.	28,789	83,726
Techtronic Industries Co.	58,682	166,879
		250,605

Household Products—0.6%
Svenska Cellulosa AB SCA	56,430	1,739,660
Unicharm Corp.	62,700	3,579,278
		5,318,938

Human Resource & Employment Services—0.2%
Capita PLC	97,006	1,667,714

Independent Power Producers & Energy Traders—0.0% *
China Longyuan Power Group Corp.	45,367	58,393

Industrial Conglomerates—0.0% *
Alfa SAB de C.V.	37,180	104,467
Enka Insaat ve Sanayi AS	19,589	54,888
		159,355

Industrial Gases—0.4%
Linde AG	17,953	3,761,463

Industrial Machinery—0.5%
Airtac International Group	10,000	81,199
FANUC Corp.	13,100	2,399,267
Mitsubishi Heavy Industries Ltd.	70,000	433,567
Vallourec S.A.	23,506	1,282,647
		4,196,680

Integrated Oil & Gas—0.5%
Cenovus Energy Inc.	42,097	1,204,469
China Petroleum & Chemical Corp.	251,885	205,634
Gazprom OAO ADR	10,401	89,969
Lukoil OAO ADR	222	13,864
Lukoil OAO ADR	3,321	209,621
PetroChina Company Ltd.	80,630	88,286
Royal Dutch Shell PLC	1,010	36,183
Total S.A.	37,232	2,284,559
		4,132,585

Internet Retail—0.4%
Rakuten Inc.	206,298	3,069,788

Internet Software & Services—1.0%
Baidu Inc. ADR	44,641	7,940,741	(a)
Tencent Holdings Ltd.	7,439	473,947
Yandex N.V.	3,875	167,206	(a)
		8,581,894

IT Consulting & Other Services—0.1%
Cap Gemini S.A.	14,218	962,540

Life & Health Insurance—0.8%
AIA Group Ltd.	890,760	4,468,878
Prudential PLC	106,604	2,365,941
		6,834,819

Multi-Line Insurance—0.3%
AXA S.A.	95,798	2,667,817

Multi-Utilities—0.2%
National Grid PLC	126,477	1,650,682

Oil & Gas Equipment & Services—0.5%
Subsea 7 S.A.	112,649	2,155,740
Technip S.A.	22,937	2,207,997
		4,363,737

Oil & Gas Exploration & Production—0.0% *
Afren PLC	73,026	204,646	(a)
Kunlun Energy Company Ltd.	45,981	81,006
		285,652

Packaged Foods & Meats—0.3%
China Mengniu Dairy Company Ltd.	12,492	59,369
Grupo Lala SAB de C.V.	25,508	56,344
Nestle S.A.	31,159	2,287,831
Orion Corp.	140	125,892
		2,529,436

Personal Products—0.0% *
Hengan International Group Company Ltd.	8,565	100,963

Pharmaceuticals—2.1%
Aspen Pharmacare Holdings Ltd.	5,443	139,648
Astellas Pharma Inc.	16,113	955,083
Bayer AG	21,795	3,061,804
GlaxoSmithKline PLC	143,632	3,833,603
GlaxoSmithKline PLC ADR	38,485	2,054,714
Novartis AG ADR	12,317	990,041
Roche Holding AG	14,182	3,973,862
Sanofi	28,490	3,027,560
		18,036,315

Property & Casualty Insurance—0.4%
Tokio Marine Holdings Inc.	101,100	3,381,062

Railroads—0.1%
East Japan Railway Co.	15,000	1,195,947

Reinsurance—0.0% *
Korean Reinsurance Co.	7,058	76,576

Research & Consulting Services—0.2%
Experian PLC	70,461	1,300,049

Residential REITs—0.0% *
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	48,514	47,419

Restaurants—0.0% *
Alsea SAB de C.V.	26,071	81,216

Semiconductor Equipment—0.2%
ASML Holding N.V.	18,774	1,760,169

Semiconductors—0.7%
MediaTek Inc.	18,000	267,854
Samsung Electronics Company Ltd.	1,961	2,549,384
Taiwan Semiconductor Manufacturing Company Ltd.	820,876	2,905,780
Taiwan Semiconductor Manufacturing Company Ltd. ADR	2,787	48,605
		5,771,623

Soft Drinks—0.0% *
Coca-Cola Icecek AS	2,440	58,771

Specialty Chemicals—0.1%
Givaudan S.A.	665	952,617	(a)

Thrifts & Mortgage Finance—0.0% *
Housing Development Finance Corp.	13,305	171,650

Tires & Rubber—0.2%
Bridgestone Corp.	40,404	1,529,974
Hankook Tire Company Ltd.	930	53,490
		1,583,464
Tobacco—0.0% *
ITC Ltd.	24,705	128,208

Wireless Telecommunication Services—0.9%
MegaFon OAO GDR	2,781	93,163	(b)
MegaFon OAO GDR	940	31,490
MTN Group Ltd.	9,898	205,090
Softbank Corp.	48,500	4,245,279
Vodafone Group PLC	865,094	3,395,762
		7,970,784

Total Common Stock
(Cost $153,750,986)		193,541,971

Preferred Stocks—0.5%

Automobile Manufacturers—0.5%
Volkswagen AG	13,498	3,797,101

Diversified Financial Services—0.0% *
Itau Unibanco Holding S.A.	14,912	198,152

Hypermarkets & Super Centers—0.0% *
Cia Brasileira de Distribuicao Grupo Pao de Acucar	1,730	76,929

Integrated Oil & Gas—0.0% *
Petroleo Brasileiro S.A.	7,883	57,070

Steel—0.0% *
Vale S.A.	11,773	163,327

Total Preferred Stocks
(Cost $3,357,131)		4,292,579

Warrant—0.0% *

Hotels, Resorts & Cruise Lines—0.0% *
Genting Bhd	9,774	9,340	(a)

Total Foreign Equity
(Cost $157,112,723)		197,843,890

		Principal Amount	Fair Value
Bonds and Notes—28.6%
U.S. Treasuries—4.1%
U.S. Treasury Bonds
3.63%	08/15/43	$4,342,700	4,101,138	(h)
4.50%	02/15/36	15,959,800	17,757,767	(h)
U.S. Treasury Notes
0.25%	10/31/15	8,483,600	8,471,672
1.25%	10/31/18	2,081,400	2,040,586
2.50%	08/15/23	2,750,400	2,641,242
			35,012,405

Agency Mortgage Backed—9.3%
Federal Home Loan Mortgage Corp.
2.38%	01/13/22	1,299,000	1,241,799	(h)
4.50%	06/01/33 - 02/01/35	10,451	11,086	(h)
5.00%	07/01/35 - 06/01/41	925,252	1,015,079	(h)
5.50%	05/01/20 - 04/01/39	241,437	265,012	(h)
6.00%	04/01/17 - 11/01/37	315,977	352,274	(h)
6.50%	06/01/29	989	1,103	(h)
7.00%	10/01/16 - 08/01/36	172,796	187,557	(h)
7.50%	09/01/33	464	500	(h)
8.00%	04/01/30 - 11/01/30	1,251	1,436	(h)
9.00%	04/01/16 - 06/01/21	398	426	(h)
5.50%	TBA	305,000	333,117	(c)
Federal National Mortgage Assoc.
2.35%	04/01/37	763	796	(i)
3.00%	05/01/43	2,927,724	2,782,383	(h)
3.00%	06/01/43	2,948,326	2,803,292
3.50%	11/01/42 - 02/01/43	3,678,587	3,660,845
4.00%	05/01/19 - 03/01/41	1,765,876	1,819,478	(h)
4.00%	12/01/41	418,789	431,433
4.50%	05/01/18 - 04/01/41	4,832,860	5,121,946	(h)
4.50%	10/01/39 - 02/01/40	1,999,479	2,118,239
5.00%	07/01/20 - 06/01/41	1,418,632	1,556,310	(h)
5.00%	03/01/39 - 04/01/39	91,777	100,262
5.50%	03/01/14 - 11/01/35	495,950	545,982	(h)
5.50%	12/01/35 - 01/01/39	1,429,143	1,572,266
6.00%	07/01/14 - 08/01/35	1,005,532	1,128,336	(h)
6.50%	01/01/15 - 08/01/34	172,123	190,083	(h)
7.00%	10/01/16 - 12/01/33	37,274	38,125	(h)
7.50%	05/01/15 - 12/01/33	8,336	9,260	(h)
8.00%	12/01/15 - 01/01/33	1,249	1,439	(h)
9.00%	12/01/17 - 12/01/22	1,528	1,679	(h)
3.00%	TBA	1,201,000	1,140,106	(c)
3.50%	TBA	17,170,000	17,055,981	(c)
4.00%	TBA	2,955,000	3,041,803	(c)
4.50%	TBA	6,266,000	6,652,182	(c)
5.00%	TBA	4,258,000	4,620,538	(c)
6.00%	TBA	8,050,000	8,928,582	(c)
6.50%	TBA	568,000	632,388	(c)

Government National Mortgage Assoc.
3.00%	06/20/43	1,826,537	1,767,907
3.50%	05/20/43	2,385,900	2,410,657
4.00%	01/20/41	1,622,326	1,689,912
4.00%	04/20/43	1,526,678	1,589,672	(h)
4.50%	08/15/33 - 03/20/41	1,659,206	1,780,232	(h)
5.00%	08/15/33	18,268	20,000	(h)
6.00%	06/15/33 - 09/15/36	73,680	83,110	(h)
6.50%	02/15/24 - 06/15/34	19,643	21,925	(h)
7.00%	04/15/28 - 10/15/36	14,108	15,801	(h)
8.00%	06/15/30	35	36	(h)
8.50%	10/15/17	4,694	4,961	(h)
9.00%	11/15/16 - 12/15/21	6,861	7,348	(h)
5.00%	TBA	925,000	1,002,577	(c)
			79,757,261

Agency Collateralized Mortgage Obligations—0.1%
Collateralized Mortgage Obligation Trust
0.15%	11/01/18	167	166	(d,f,h)
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	107,085	982	(g,h,i)
Federal Home Loan Mortgage Corp. REMIC
3.50%	11/15/24 - 11/15/30	1,010,216	116,420	(g)
4.50%	03/15/18	4,524	179	(g,h)
5.00%	10/15/18	10,817	450	(g,h)
5.00%	02/15/38	21,080	1,593	(g)
5.50%	06/15/33	7,059	1,429	(g,h)
6.43%	08/15/25	429,707	58,695	(g,i)
7.50%	07/15/27	2,314	470	(g,h)
8.00%	04/15/20	58	63	(h)
Federal Home Loan Mortgage Corp. STRIPS
2.11%	08/01/27	213	196	(d,f,h)
8.00%	02/01/23 - 07/01/24	838	190	(g,h)
Federal National Mortgage Assoc. REMIC
1.24%	12/25/42	43,911	1,917	(g,h,i)
2.11%	12/25/22	298	283	(d,f,h)
3.50%	09/25/42	300,369	58,061	(g)
5.00%	02/25/32 - 09/25/40	693,400	85,212	(g)
5.84%	07/25/38	132,971	18,813	(g,i)
Federal National Mortgage Assoc. STRIPS
4.50%	08/01/35 - 01/01/36	112,877	19,202	(g)
5.00%	03/25/38 - 05/25/38	68,486	12,653	(g)
5.50%	12/01/33	12,323	2,340	(g,h)
6.00%	01/01/35	58,812	10,703	(g)
7.50%	11/01/23	5,510	1,284	(g,h)
8.00%	08/01/23 - 07/01/24	1,720	329	(g,h)
8.50%	03/01/17 - 07/25/22	507	80	(g,h)
9.00%	05/25/22	283	59	(g,h)
Government National Mortgage Assoc.
4.50%	10/20/37 - 08/16/39	1,161,781	140,798	(g)
5.00%	12/20/35 - 09/20/38	634,641	54,642	(g)
6.08%	02/20/40	448,369	84,451	(g,i)
			671,660

Asset Backed—0.1%
Ford Credit Auto Lease Trust 2013-A
1.28%	06/15/16	100,000	100,053
Hertz Vehicle Financing LLC 2010-1A
2.60%	02/25/15	200,000	200,430	(b,h)
5.02%	02/25/15	250,000	251,070	(b,h)
			551,553

Corporate Notes—12.5%
21st Century Fox America Inc.
4.00%	10/01/23	139,000	137,382	(b)
5.40%	10/01/43	87,000	88,093	(b)
6.65%	11/15/37	160,000	186,762	(h)
ABB Finance USA Inc.
1.63%	05/08/17	266,000	265,471	(h)
AbbVie Inc.
1.75%	11/06/17	234,000	233,599
2.00%	11/06/18	366,000	362,051
2.90%	11/06/22	386,000	360,777
AES Corp.
8.00%	10/15/17	157,000	184,475	(h)
AES Panama S.A.
6.35%	12/21/16	148,000	156,510	(b,h)
Agilent Technologies Inc.
5.50%	09/14/15	227,000	244,731
Agrium Inc.
3.50%	06/01/23	190,000	176,992
4.90%	06/01/43	438,000	405,589
Altria Group Inc.
2.95%	05/02/23	141,000	128,059
4.50%	05/02/43	141,000	124,585
5.38%	01/31/44	241,000	241,998
Amazon.com Inc.
1.20%	11/29/17	234,000	229,108
2.50%	11/29/22	309,000	278,541
America Movil SAB de C.V.
2.38%	09/08/16	1,055,000	1,085,774	(h)
American Axle & Manufacturing Inc.
6.25%	03/15/21	187,000	198,687
7.75%	11/15/19	55,000	62,563
American Honda Finance Corp.
2.13%	10/10/18	660,000	657,283
American International Group Inc.
3.38%	08/15/20	339,000	340,972
4.88%	06/01/22	260,000	279,454
American Seafoods Group LLC
10.75%	05/15/16	650,000	672,750	(b)
American Tower Corp. (REIT)
3.40%	02/15/19	339,000	345,120
3.50%	01/31/23	133,000	121,262
American Tower Trust I (REIT)
1.55%	03/15/43	420,000	409,912	(b)
Amsted Industries Inc.
8.13%	03/15/18	96,000	101,160	(b,h)

Anadarko Petroleum Corp.
6.20%	03/15/40	535,000	591,782
Anheuser-Busch InBev Finance Inc.
2.63%	01/17/23	150,000	137,752
Anheuser-Busch InBev Worldwide Inc.
2.50%	07/15/22	780,000	721,475
5.38%	11/15/14	157,000	163,520	(h)
Archer-Daniels-Midland Co.
4.02%	04/16/43	151,000	128,376
Arizona Public Service Co.
6.25%	08/01/16	33,000	37,025	(h)
Ascension Health
4.85%	11/15/53	235,000	227,436
Ashland Inc.
3.00%	03/15/16	266,000	271,320
3.88%	04/15/18	253,000	256,162
AT&T Inc.
0.88%	02/13/15	236,000	236,498	(h)
2.38%	11/27/18	692,000	692,594
4.35%	06/15/45	513,000	434,302
Autodesk Inc.
1.95%	12/15/17	264,000	261,158
Banco de Costa Rica
5.25%	08/12/18	200,000	199,000	(b)
Banco de Reservas de LA Republica Dominicana
7.00%	02/01/23	150,000	138,000	(b)
Banco del Estado de Chile
2.00%	11/09/17	250,000	245,561
Banco do Nordeste do Brasil S.A.
3.63%	11/09/15	200,000	200,750	(b)
Banco Latinoamericano de Comercio Exterior S.A.
3.75%	04/04/17	200,000	204,000	(b)
Bank of America Corp.
2.00%	01/11/18	435,000	434,228
2.60%	01/15/19	419,000	420,849
3.30%	01/11/23	452,000	427,713
3.88%	03/22/17	281,000	299,916
4.10%	07/24/23	564,000	566,393
5.75%	12/01/17	355,000	404,030	(h)
Barclays Bank PLC
2.25%	05/10/17	815,000	839,857	(b,h)
Barrick Gold Corp.
4.10%	05/01/23	145,000	131,064
Berkshire Hathaway Finance Corp.
2.90%	10/15/20	418,000	414,526
3.00%	05/15/22	236,000	226,243	(h)
Berkshire Hathaway Inc.
1.55%	02/09/18	272,000	268,938
4.50%	02/11/43	450,000	416,001
BHP Billiton Finance USA Ltd.
2.05%	09/30/18	174,000	173,979
3.85%	09/30/23	174,000	174,755
5.00%	09/30/43	174,000	176,913

Bombardier Inc.
4.25%	01/15/16	304,000	317,680	(b)
7.75%	03/15/20	294,000	333,690	(b,h)
BP Capital Markets PLC
1.38%	05/10/18	874,000	848,260
2.25%	11/01/16	94,000	97,277	(h)
2.50%	11/06/22	615,000	559,948
BPCE S.A.
2.50%	12/10/18	265,000	263,581
Brocade Communications Systems Inc.
4.63%	01/15/23	760,000	703,000	(b)
Buckeye Partners LP
2.65%	11/15/18	346,000	340,916
Burlington Northern Santa Fe LLC
3.85%	09/01/23	339,000	333,454
Caixa Economica Federal
2.38%	11/06/17	150,000	139,312
Cameron International Corp.
4.00%	12/15/23	172,000	169,970
Cargill Inc.
6.00%	11/27/17	91,000	103,905	(b,h)
Case New Holland Inc.
7.88%	12/01/17	127,000	149,860	(h)
Catholic Health Initiatives
2.60%	08/01/18	105,000	105,345
2.95%	11/01/22	128,000	116,333
4.20%	08/01/23	85,000	83,346
4.35%	11/01/42	82,000	71,135
Celgene Corp.
2.30%	08/15/18	170,000	169,067
Central American Bank for Economic Integration
5.38%	09/24/14	170,000	175,138	(b)
Cequel Capital Corp.
5.13%	12/15/21	278,000	260,625	(b)
Chesapeake Energy Corp.
3.25%	03/15/16	276,000	278,760
Cigna Corp.
2.75%	11/15/16	233,000	242,512
4.00%	02/15/22	636,000	647,365
Citigroup Inc.
1.25%	01/15/16	258,000	258,856
1.75%	05/01/18	582,000	572,277
3.50%	05/15/23	339,000	315,877
5.00%	09/15/14	412,000	423,736	(h)
6.68%	09/13/43	355,000	408,473
CNA Financial Corp.
5.88%	08/15/20	206,000	234,846	(h)
CNH Capital LLC
3.25%	02/01/17	192,000	195,360	(b)
3.88%	11/01/15	157,000	162,102
CNPC HK Overseas Capital Ltd.
4.50%	04/28/21	200,000	203,285	(b,h)
Cogeco Cable Inc.
4.88%	05/01/20	270,000	260,550	(b)
Comcast Corp.
4.50%	01/15/43	223,000	201,440

Commonwealth Bank of Australia
0.75%	01/13/17	354,000	354,177	(b,h)
Constellation Brands Inc.
7.25%	09/01/16	269,000	305,315	(h)
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
4.63%	12/01/23	514,000	517,607
5.75%	12/01/43	348,000	368,910
Corning Inc.
3.70%	11/15/23	242,000	238,338
Corp Andina de Fomento
4.38%	06/15/22	233,000	230,712	(h)
Corp Lindley S.A.
4.63%	04/12/23	61,000	56,273	(b)
Corp Nacional del Cobre de Chile
3.88%	11/03/21	200,000	195,615	(b,h)
4.25%	07/17/42	139,000	111,164	(b,h)
5.63%	09/21/35	30,000	29,664	(b,h)
Corporate Office Properties LP (REIT)
3.60%	05/15/23	531,000	481,269
COX Communications Inc.
2.95%	06/30/23	391,000	341,672	(b)
3.25%	12/15/22	108,000	97,727	(b)
4.70%	12/15/42	59,000	49,550	(b)
Credit Suisse AG
2.60%	05/27/16	253,000	263,161	(b)
Crown Castle Towers LLC
6.11%	01/15/40	49,000	54,945	(b,h)
CVS Caremark Corp.
2.25%	12/05/18	240,000	239,930
5.30%	12/05/43	172,000	177,876
Daimler Finance North America LLC
1.88%	01/11/18	256,000	252,171	(b)
2.38%	08/01/18	526,000	524,836	(b)
DaVita Healthcare Partners Inc.
6.38%	11/01/18	212,000	222,600	(h)
Denbury Resources Inc.
6.38%	08/15/21	190,000	202,350
8.25%	02/15/20	91,000	100,214	(h)
Deutsche Bank AG
4.30%	05/24/28	384,000	347,649	(h,i)
Diageo Capital PLC
1.13%	04/29/18	282,000	271,874	(h)
Diageo Investment Corp.
2.88%	05/11/22	346,000	329,818
Diamond Offshore Drilling Inc.
4.88%	11/01/43	310,000	304,249
DigitalGlobe Inc.
5.25%	02/01/21	261,000	254,475	(b)
DIRECTV Holdings LLC
3.80%	03/15/22	365,000	350,632
5.15%	03/15/42	258,000	231,710
Dominion Resources Inc.
1.95%	08/15/16	668,000	679,053
DPL Inc.
7.25%	10/15/21	84,000	85,050

Duke Energy Corp.
1.63%	08/15/17	232,000	230,534
3.05%	08/15/22	345,000	327,698
Eastman Chemical Co.
2.40%	06/01/17	650,000	656,965
Eaton Corp.
1.50%	11/02/17	352,000	345,077
2.75%	11/02/22	490,000	457,100
eBay Inc.
2.60%	07/15/22	366,000	336,620
4.00%	07/15/42	139,000	117,713
Ecopetrol S.A.
7.38%	09/18/43	138,000	149,592
7.63%	07/23/19	88,000	104,280	(h)
EMC Corp.
1.88%	06/01/18	302,000	298,569
Empresa Nacional del Petroleo
4.75%	12/06/21	220,000	218,762	(b,h)
Energy Transfer Partners LP
3.60%	02/01/23	310,000	287,072
6.50%	02/01/42	217,000	233,222	(h)
Enterprise Products Operating LLC
4.45%	02/15/43	170,000	150,164
Erickson Air-Crane Inc.
8.25%	05/01/20	110,000	113,850	(b)
Eskom Holdings SOC Ltd.
6.75%	08/06/23	200,000	204,500	(b)
European Investment Bank
0.88%	12/15/14	860,000	864,971	(h)
4.88%	01/17/17	535,000	596,953	(h)
Exelon Corp.
4.90%	06/15/15	334,000	352,137	(h)
Export Credit Bank of Turkey
5.38%	11/04/16	300,000	308,190	(b,h)
Export-Import Bank of Malaysia Bhd
2.88%	12/14/17	200,000	202,078
Express Scripts Holding Co.
2.65%	02/15/17	367,000	378,258
3.13%	05/15/16	469,000	489,501	(h)
Five Corners Funding Trust
4.42%	11/15/23	519,000	511,590	(b)
Flextronics International Ltd.
4.63%	02/15/20	106,000	103,350
Florida Power & Light Co.
4.13%	02/01/42	131,000	120,565
FMG Resources August 2006 Pty Ltd.
7.00%	11/01/15	59,000	61,213	(b)
Ford Motor Credit Company LLC
5.88%	08/02/21	461,000	522,640
Forest Oil Corp.
7.25%	06/15/19	112,000	109,060
Freeport-McMoRan Copper & Gold Inc.
2.38%	03/15/18	266,000	265,350
5.45%	03/15/43	238,000	227,775
Fresenius Medical Care US Finance Inc.
5.75%	02/15/21	100,000	106,000	(b,h)

Frontier Communications Corp.
7.13%	03/15/19	219,000	235,972	(h)
Genworth Holdings Inc.
7.70%	06/15/20	122,000	145,253
Georgian Railway JSC
7.75%	07/11/22	200,000	207,740	(b)
Glencore Funding LLC
2.50%	01/15/19	423,000	409,599	(b)
4.13%	05/30/23	689,000	643,881	(b)
Goldman Sachs Capital I
6.35%	02/15/34	124,000	125,116
Great Plains Energy Inc.
4.85%	06/01/21	251,000	264,464
GXS Worldwide Inc.
9.75%	06/15/15	188,000	194,110
HCA Inc.
6.50%	02/15/20	375,000	412,031	(h)
Hexion US Finance Corp.
6.63%	04/15/20	100,000	102,500
Hilton Worldwide Finance LLC
5.63%	10/15/21	319,000	330,962	(b)
Host Hotels & Resorts LP (REIT)
3.75%	10/15/23	352,000	326,368
Hughes Satellite Systems Corp.
6.50%	06/15/19	216,000	233,820	(h)
Huntsman International LLC
4.88%	11/15/20	275,000	270,875
Hyundai Capital America
1.63%	10/02/15	233,000	234,166	(b,h)
2.13%	10/02/17	118,000	117,193	(b,h)
iGATE Corp.
9.00%	05/01/16	265,000	281,562	(h)
Industry & Construction Bank St Petersburg OJSC Via
5.01%	09/29/15	300,000	306,750	(i)
ING Bank N.V.
5.80%	09/25/23	423,000	442,286	(b)
ING U.S. Inc.
5.70%	07/15/43	295,000	308,215
Ingersoll-Rand Global Holding Company Ltd.
2.88%	01/15/19	157,000	154,743	(b)
4.25%	06/15/23	305,000	297,897	(b)
Ingles Markets Inc.
5.75%	06/15/23	504,000	493,920
IntercontinentalExchange Group Inc.
2.50%	10/15/18	174,000	175,280
4.00%	10/15/23	347,000	349,057
Invesco Finance PLC
3.13%	11/30/22	391,000	361,790	(h)
JB Poindexter & Company Inc.
9.00%	04/01/22	83,000	88,603	(b)
Jefferies Group Inc.
5.13%	01/20/23	283,000	286,245
6.50%	01/20/43	90,000	89,243	(h)

JPMorgan Chase & Co.
3.20%	01/25/23	701,000	664,566	(h)
3.38%	05/01/23	141,000	131,412	(h)
KazAgro National Management Holding JSC
4.63%	05/24/23	400,000	366,800	(b)
KazMunayGas National Company JSC
11.75%	01/23/15	100,000	109,750	(b)
Kerr-McGee Corp.
6.95%	07/01/24	348,000	404,258
KFW
2.00%	10/04/22	807,000	739,076	(h)
4.50%	07/16/18	446,000	499,431	(h)
Kinder Morgan Energy Partners LP
2.65%	02/01/19	164,000	162,181
3.50%	09/01/23	358,000	328,710
4.15%	02/01/24	542,000	524,369
Kinross Gold Corp.
6.88%	09/01/41	157,000	140,684
Korea National Oil Corp.
2.88%	11/09/15	289,000	297,646	(b,h)
3.13%	04/03/17	244,000	251,299	(b,h)
Kraft Foods Group Inc.
1.63%	06/04/15	156,000	157,981	(h)
2.25%	06/05/17	1,646,000	1,666,695	(h)
5.00%	06/04/42	209,000	206,031	(h)
Kratos Defense & Security Solutions Inc.
10.00%	06/01/17	300,000	323,625	(h)
Liberty Mutual Group Inc.
4.25%	06/15/23	314,000	303,177	(b)
Linn Energy LLC
7.00%	11/01/19	296,000	298,960	(b)
8.63%	04/15/20	175,000	189,000	(h)
Lowe’s Companies Inc.
5.00%	09/15/43	172,000	175,861
LYB International Finance BV
4.00%	07/15/23	160,000	157,929
5.25%	07/15/43	80,000	80,419
Macquarie Group Ltd.
3.00%	12/03/18	257,000	255,965	(b)
Majapahit Holding BV
7.25%	06/28/17	250,000	273,750	(b)
7.75%	10/17/16	150,000	164,812	(b,h)
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	105,000	86,378
Merck & Company Inc.
2.80%	05/18/23	438,000	405,493
4.15%	05/18/43	175,000	159,878
MetLife Inc.
4.88%	11/13/43	268,000	263,026
MetroPCS Wireless Inc.
6.25%	04/01/21	542,000	562,325	(b,h)
Microsoft Corp.
2.38%	05/01/23	563,000	509,348	(h)

MidAmerican Energy Holdings Co.
6.13%	04/01/36	789,000	896,354	(h)
Monsanto Co.
4.65%	11/15/43	173,000	168,762
Morgan Stanley
2.13%	04/25/18	502,000	497,670
4.75%	03/22/17	172,000	187,707
4.88%	11/01/22	256,000	262,057
5.00%	11/24/25	346,000	347,035
5.55%	04/27/17	584,000	651,464
Mylan Inc.
5.40%	11/29/43	115,000	115,928
7.88%	07/15/20	71,000	80,339	(b,h)
National Agricultural Cooperative Federation
4.25%	01/28/16	135,000	142,242	(b,h)
Nationwide Financial Services Inc.
5.38%	03/25/21	162,000	173,689	(b)
NCL Corp. Ltd.
5.00%	02/15/18	150,000	154,500
Newfield Exploration Co.
5.63%	07/01/24	206,000	204,970	(h)
5.75%	01/30/22	210,000	216,300	(h)
Nexen Energy ULC
6.40%	05/15/37	177,000	201,482	(h)
NextEra Energy Capital Holdings Inc.
2.60%	09/01/15	456,000	468,110	(h)
Northeast Utilities
1.45%	05/01/18	292,000	282,814	(h)
Northrop Grumman Corp.
1.75%	06/01/18	438,000	427,296	(h)
4.75%	06/01/43	331,000	313,682	(h)
Novartis Capital Corp.
2.40%	09/21/22	280,000	256,712	(h)
NYSE Euronext
2.00%	10/05/17	351,000	351,457
Omnicom Group Inc.
3.63%	05/01/22	201,000	194,648	(h)
Oracle Corp.
1.20%	10/15/17	383,000	376,894	(h)
3.63%	07/15/23	224,000	222,201
Pacific Gas & Electric Co.
6.05%	03/01/34	200,000	229,099	(h)
PacifiCorp
6.25%	10/15/37	3,000	3,577
Perrigo Co. PLC
2.30%	11/08/18	346,000	341,512	(b)
4.00%	11/15/23	346,000	339,459	(b)
Petrobras Global Finance BV
3.00%	01/15/19	452,000	422,996
Petrobras International Finance Co.
3.50%	02/06/17	393,000	396,596	(h)
3.88%	01/27/16	103,000	106,035	(h)

Petroleos Mexicanos
3.50%	07/18/18- 01/30/23	2,036,000	2,043,685
4.88%	01/18/24	254,000	254,000
5.50%	01/21/21	215,000	231,125
6.50%	06/02/41	42,000	43,890
Petroleum Company of Trinidad & Tobago Ltd.
6.00%	05/08/22	177,083	187,266
Philip Morris International Inc.
2.50%	05/16/16	251,000	260,486	(h)
4.13%	03/04/43	140,000	122,559
Plains Exploration & Production Co.
6.50%	11/15/20	128,000	141,361
Power Sector Assets & Liabilities Management Corp.
7.25%	05/27/19	124,000	147,250
7.39%	12/02/24	100,000	122,000	(b)
Prudential Financial Inc.
5.20%	03/15/44	91,000	88,043	(i)
5.63%	06/15/43	166,000	162,680	(i)
Public Service Electric & Gas Co.
2.38%	05/15/23	424,000	381,247
Range Resources Corp.
5.75%	06/01/21	212,000	224,720	(h)
Realty Income Corp. (REIT)
4.65%	08/01/23	320,000	322,272
Republic of Angola Via Northern Lights III BV
7.00%	08/16/19	266,000	287,612
Revlon Consumer Products Corp.
5.75%	02/15/21	400,000	394,500
Rockwell Collins Inc.
3.70%	12/15/23	275,000	271,484
Roper Industries Inc.
2.05%	10/01/18	439,000	426,630	(h)
Royal Bank of Canada
1.20%	09/19/18	773,000	765,914	(h)
RSI Home Products Inc.
6.88%	03/01/18	267,000	279,682	(b)
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
7.75%	05/29/18	275,000	309,719	(b)
Russian Railways via RZD Capital PLC
5.74%	04/03/17	200,000	216,750
Sabine Pass Liquefaction LLC
5.63%	02/01/21	885,000	865,087	(b,h)
Sanofi
1.25%	04/10/18	284,000	276,506	(h)
SCF Capital Ltd.
5.38%	10/27/17	200,000	201,040	(b,h)
Schaeffler Holding Finance BV
6.88%	08/15/18	260,000	275,600	(b,o)
Schlumberger Investment S.A.
2.40%	08/01/22	349,000	319,868	(b,h)
Shell International Finance BV
3.40%	08/12/23	508,000	495,124
Sinochem Overseas Capital Company Ltd.
4.50%	11/12/20	200,000	204,064	(b,h)

Sinopec Capital 2013 Ltd.
3.13%	04/24/23	166,000	148,138	(b)
Sinopec Group Overseas Development 2012 Ltd.
2.75%	05/17/17	246,000	251,531	(b,h)
Smurfit Kappa Acquisitions
4.88%	09/15/18	400,000	415,000	(b)
Sprint Corp.
7.25%	09/15/21	191,000	205,086	(b)
State Grid Overseas Investment 2013 Ltd.
1.75%	05/22/18	200,000	193,997	(b)
State Oil Company of the Azerbaijan Republic
5.45%	02/09/17	200,000	212,740
Statoil ASA
3.70%	03/01/24	519,000	515,276
4.80%	11/08/43	173,000	174,780
SunTrust Banks Inc.
2.35%	11/01/18	349,000	347,151
T-Mobile USA Inc.
5.25%	09/01/18	223,000	234,707	(b)
Talisman Energy Inc.
6.25%	02/01/38	211,000	214,556
Teck Resources Ltd.
5.40%	02/01/43	211,000	192,463
Telefonica Emisiones SAU
3.19%	04/27/18	275,000	280,065
5.46%	02/16/21	172,000	181,485
Tenet Healthcare Corp.
4.75%	06/01/20	921,000	900,277
Textron Inc.
6.20%	03/15/15	212,000	224,892	(h)
The Allstate Corp.
5.75%	08/15/53	186,000	187,395	(i)
The Coca-Cola Co.
3.30%	09/01/21	76,000	76,122	(h)
The Goldman Sachs Group Inc.
2.38%	01/22/18	324,000	325,232
2.90%	07/19/18	490,000	498,660
3.63%	01/22/23	275,000	266,297
6.75%	10/01/37	256,000	284,812
The Hertz Corp.
4.25%	04/01/18	187,000	191,675
The Home Depot Inc.
2.25%	09/10/18	517,000	524,110
3.75%	02/15/24	172,000	171,197
4.88%	02/15/44	172,000	174,162
The Korea Development Bank
3.25%	03/09/16	348,000	361,457	(h)
The McClatchy Co.
9.00%	12/15/22	266,000	292,600
The Mosaic Co.
4.25%	11/15/23	346,000	341,708
5.45%	11/15/33	173,000	176,261
The Potomac Edison Co.
5.35%	11/15/14	15,000	15,579	(h)

The Southern Co.
2.45%	09/01/18	413,000	419,268
Thermo Fisher Scientific Inc.
2.40%	02/01/19	240,000	237,766
4.15%	02/01/24	377,000	373,418
Thomson Reuters Corp.
1.30%	02/23/17	173,000	172,237
5.65%	11/23/43	142,000	144,575
Time Warner Cable Inc.
5.88%	11/15/40	224,000	193,770
Time Warner Inc.
5.35%	12/15/43	421,000	426,359
Tops Holding Corp.
8.88%	12/15/17	893,000	981,184	(b,h)
Total Capital Canada Ltd.
1.45%	01/15/18	258,000	255,061
Total Capital International S.A.
1.55%	06/28/17	683,000	683,147	(h)
Transnet SOC Ltd.
4.50%	02/10/16	213,000	222,560	(b)
Transocean Inc.
3.80%	10/15/22	764,000	724,139
tw telecom holdings inc.
6.38%	09/01/23	125,000	130,000	(b)
U.S. Bancorp
3.44%	02/01/16	411,000	428,709	(h)
Union Bank NA
2.63%	09/26/18	347,000	353,230
Unit Corp.
6.63%	05/15/21	259,000	273,245
United Rentals North America Inc.
5.75%	07/15/18	268,000	286,425
Vail Resorts Inc.
6.50%	05/01/19	255,000	270,300
Vale Overseas Ltd.
6.25%	01/11/16	156,000	169,845
Valeant Pharmaceuticals International
6.38%	10/15/20	362,000	381,457	(b)
Verizon Communications Inc.
2.45%	11/01/22	346,000	306,295
4.50%	09/15/20	516,000	552,412
5.15%	09/15/23	384,000	412,298
6.55%	09/15/43	242,000	283,130
Viacom Inc.
2.50%	12/15/16	317,000	327,838	(h)
5.85%	09/01/43	294,000	309,059
Viasystems Inc.
7.88%	05/01/19	260,000	281,125	(b)
Wal-Mart Stores Inc.
1.95%	12/15/18	347,000	345,748
Weatherford International Ltd.
4.50%	04/15/22	255,000	256,607
5.95%	04/15/42	184,000	184,357
6.75%	09/15/40	68,000	73,546

Weingarten Realty Investors
4.45%	01/15/24	243,000	238,013
WellPoint Inc.
5.10%	01/15/44	328,000	325,260
Wells Fargo & Co.
3.45%	02/13/23	517,000	488,790
5.38%	11/02/43	442,000	452,611
Windstream Corp.
6.38%	08/01/23	259,000	242,165
WM Wrigley Jr Co.
2.00%	10/20/17	174,000	173,517	(b)
2.90%	10/21/19	349,000	346,115	(b)
Woodside Finance Ltd.
4.50%	11/10/14	354,000	364,951	(b,h)
WPX Energy Inc.
5.25%	01/15/17	266,000	283,955
Wynn Las Vegas LLC
5.38%	03/15/22	155,000	156,550
XLIT Ltd.
2.30%	12/15/18	346,000	339,837
5.25%	12/15/43	163,000	164,092
Xstrata Finance Canada Ltd.
2.70%	10/25/17	283,000	286,212	(b)
Zhaikmunai LLP
7.13%	11/13/19	500,000	523,100	(b)
Zoetis Inc.
3.25%	02/01/23	238,000	222,690
			107,823,598

Non-Agency Collateralized Mortgage Obligations—1.8%
Banc of America Commercial Mortgage Trust 2006-4
5.63%	07/10/46	50,000	54,201
5.68%	07/10/46	120,000	130,853
Banc of America Commercial Mortgage Trust 2007-1
5.48%	01/15/49	600,000	626,469	(i)
Banc of America Commercial Mortgage Trust 2007-4
5.75%	02/10/51	140,000	154,618	(i)
Banc of America Commercial Mortgage Trust 2008-1
6.21%	02/10/51	640,000	729,969	(i)
Banc of America Merrill Lynch Commercial Mortgage Inc. 2005-1
5.29%	11/10/42	260,000	272,740	(i)
Banc of America Merrill Lynch Commercial Mortgage Inc. 2005-6
5.18%	09/10/47	240,000	255,489	(i)
Bear Stearns Commercial Mortgage Securities Trust 2005-T18
4.93%	02/13/42	227,494	235,660	(h,i)
Bear Stearns Commercial Mortgage Securities Trust 2006-T22
5.58%	04/12/38	230,000	249,207	(h,i)
5.58%	04/12/38	140,000	150,734	(i)
Bear Stearns Commercial Mortgage Securities Trust 2007-PW17
5.89%	06/11/50	325,000	366,141	(i)
Bear Stearns Commercial Mortgage Securities Trust 2007-PW18
6.09%	06/11/50	290,000	326,457	(i)
COMM 2005-LP5 Mortgage Trust
4.98%	05/10/43	130,000	135,487	(h,i)

COMM 2006-C8 Mortgage Trust
5.35%	12/10/46	350,000	382,331
COMM 2013-LC13 Mortgage Trust
4.56%	08/10/46	140,000	143,981	(b,i)
Commercial Mortgage Trust 2007-GG9
5.48%	03/10/39	840,000	889,931
Credit Suisse Commercial Mortgage Trust 2006-C1
5.46%	02/15/39	580,000	616,056	(i)
Credit Suisse Commercial Mortgage Trust 2006-C5
5.34%	12/15/39	140,000	149,471
Credit Suisse First Boston Mortgage Securities Corp. 2005-9
5.25%	10/25/35	16,309	146	(i)
GS Mortgage Securities Corp. II 2013-KYO
2.77%	11/08/29	140,000	139,136	(b,i)
GS Mortgage Securities Corp. Trust 2012-ALOH
3.55%	04/10/34	150,000	147,482	(b,h)
GS Mortgage Securities Trust 2006-GG8
5.59%	11/10/39	500,000	548,041
GS Mortgage Securities Trust 2011-GC5
3.00%	08/10/44	240,000	249,619	(h)
5.31%	08/10/44	120,000	130,311	(b,i)
JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9
1.95%	12/15/47	1,102,616	115,219	(g,i)
JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP1
5.04%	03/15/46	145,000	149,554	(h,i)
JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP8
5.44%	05/15/45	70,000	76,793	(h)
JP Morgan Chase Commercial Mortgage Securities Trust 2007-CB18
5.44%	06/12/47	290,000	318,702	(h)
JP Morgan Chase Commercial Mortgage Securities Trust 2007-CB20
5.79%	02/12/51	685,000	767,888	(h,i)
JP Morgan Chase Commercial Mortgage Securities Trust 2007-LD11
5.81%	06/15/49	530,000	589,528	(i)
JP Morgan Chase Commercial Mortgage Securities Trust 2012-CBX
4.27%	06/15/45	195,000	200,315
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.03%	07/15/45	90,000	90,084	(i)
LB Commercial Mortgage Trust 2007-C3
5.88%	07/15/44	280,000	310,825	(h,i)
LB-UBS Commercial Mortgage Trust 2004-C8
0.80%	12/15/39	192,168	835	(b,g,h,i)
LB-UBS Commercial Mortgage Trust 2005-C5
4.95%	09/15/30	129,278	135,035	(h)
LB-UBS Commercial Mortgage Trust 2006-C1
5.16%	02/15/31	210,000	224,288	(h)
LB-UBS Commercial Mortgage Trust 2006-C4
5.86%	06/15/38	118,479	128,864	(i)
LB-UBS Commercial Mortgage Trust 2007-C6
6.11%	07/15/40	360,000	394,708	(i)
Merrill Lynch Mortgage Trust 2006-C2
5.78%	08/12/43	450,000	493,887	(h,i)
ML-CFC Commercial Mortgage Trust 2006-3
5.46%	07/12/46	350,000	379,690	(i)

Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10
4.08%	07/15/46	290,000	289,805	(i)
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8
4.17%	12/15/48	170,000	143,217	(b,i)
Morgan Stanley Capital I Trust 2005-T17
4.84%	12/13/41	410,000	420,216	(i)
Morgan Stanley Capital I Trust 2006-IQ11
5.67%	10/15/42	110,000	101,481	(i)
Morgan Stanley Capital I Trust 2006-T21
5.16%	10/12/52	80,000	85,292	(i)
5.27%	10/12/52	210,000	224,022	(i)
Morgan Stanley Capital I Trust 2006-T23
5.81%	08/12/41	415,000	456,301	(h,i)
Morgan Stanley Capital I Trust 2007-IQ16
6.09%	12/12/49	290,000	325,416	(i)
Morgan Stanley Capital I Trust 2008-T29
6.28%	01/11/43	110,000	124,477	(h,i)
Morgan Stanley Capital I Trust 2012-C4
5.21%	03/15/45	120,000	127,635	(b,i)
Wachovia Bank Commercial Mortgage Trust 2006-C23
5.47%	01/15/45	170,000	183,152	(h,i)
Wachovia Bank Commercial Mortgage Trust 2006-C28
5.60%	10/15/48	490,000	525,990	(i)
Wachovia Bank Commercial Mortgage Trust 2006-C29
5.34%	11/15/48	330,000	361,879
Wells Fargo Mortgage Backed Securities Trust 2006-3
5.50%	03/25/36	48,041	382
WFRBS Commercial Mortgage Trust 2011-C4
5.25%	06/15/44	130,000	131,922	(b,i)
WFRBS Commercial Mortgage Trust 2013-C15
4.49%	08/15/46	126,000	106,645	(b,i)
WFRBS Commercial Mortgage Trust 2013-C16
4.99%	09/15/46	235,000	207,298	(b,i)
WFRBS Commercial Mortgage Trust 2013-C17
4.26%	12/15/46	190,000	191,366
			15,467,241

Sovereign Bonds—0.6%
Government of Chile
3.63%	10/30/42	250,000	196,375
Government of Colombia
2.63%	03/15/23	236,000	206,736
4.38%	07/12/21	200,000	206,000
Government of Croatia
6.38%	03/24/21	200,000	209,300	(b)
6.75%	11/05/19	438,000	474,135	(b)
Government of Dominican Republic
7.50%	05/06/21	100,000	108,500	(b)
Government of El Salvador
7.65%	06/15/35	192,000	187,008	(b,h)
Government of Guatemala
4.88%	02/13/28	200,000	182,000	(b)
Government of Hungary
4.13%	02/19/18	230,000	232,530
6.25%	01/29/20	119,000	128,371

Government of Lithuania
6.13%	03/09/21	100,000	113,280	(b)
Government of Mexico
4.75%	03/08/44	322,000	290,202	(h)
5.75%	10/12/10	44,000	40,700
Government of Nigeria
5.13%	07/12/18	200,000	205,000	(b)
Government of Panama
4.30%	04/29/53	84,000	63,630
6.70%	01/26/36	15,000	16,763
Government of Peru
6.55%	03/14/37	47,000	54,050	(h)
Government of Philippines
6.38%	01/15/32	200,000	234,750
Government of Poland
3.00%	03/17/23	159,000	144,770
5.00%	03/23/22	210,000	224,437
5.13%	04/21/21	118,000	128,178
Government of Romania
4.38%	08/22/23	80,000	77,200	(b)
6.75%	02/07/22	88,000	99,880	(b)
Government of South Africa
5.88%	05/30/22	200,000	214,250
Government of Sri Lanka
6.25%	10/04/20	100,000	98,500	(b)
Government of Turkey
3.25%	03/23/23	473,000	389,042	(h)
6.88%	03/17/36	270,000	264,870	(h)
Government of Uruguay
4.50%	08/14/24	100,000	100,000
6.88%	09/28/25	83,397	95,281
Republic of Latvia
2.75%	01/12/20	200,000	190,750
Russian Foreign Bond—Eurobond
7.50%	03/31/30	30,099	35,071	(j)
			5,211,559

Municipal Bonds and Notes—0.1%
American Municipal Power Inc.
6.27%	02/15/50	95,000	99,937	(h)
Denver City & County School District No 1
4.24%	12/15/37	245,000	218,359	(h)
Municipal Electric Authority of Georgia
6.64%	04/01/57	169,000	177,643	(h)
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	65,000	70,106	(h)
Port Authority of New York & New Jersey
4.46%	10/01/62	350,000	298,158
South Carolina State Public Service Authority
6.45%	01/01/50	120,000	128,251	(h)
State of California
5.70%	11/01/21	175,000	196,264	(h)
			1,188,718

FNMA—0.0% *
Lehman TBA
5.50%	TBA	98,642	—	(**,m,p)
Total Bonds and Notes
(Cost $249,238,287)			245,683,995

		Number of Shares	Fair Value
Exchange Traded Funds—2.4%
Financial Select Sector SPDR Fund		30,275	661,812	(n)
Industrial Select Sector SPDR Fund		53,020	2,770,825	(n)
Vanguard FTSE Emerging Markets ETF		413,853	17,025,912
Total Exchange Traded Funds
(Cost $19,237,802)			20,458,549
Total Investments in Securities
(Cost $651,598,056)			768,260,818

Short-Term Investments—15.3%
GE Institutional Money Market Fund—Investment Class
0.00%
(Cost $131,401,995)			$131,401,995	(d,k)
Total Investments
(Cost $783,000,051)			899,662,813
Liabilities in Excess of Other Assets, net—(4.7)%			(40,272,386)

NET ASSETS—100.0%			$859,390,427

Other Information:

The Fund had the following long futures contracts open at December 31, 2013:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation (Depreciation)
EURO Stoxx 50 Index Futures	March 2014	15	$642,400	$33,846
FTSE 100 Index Futures	March 2014	14	1,552,982	55,262
S&P 500 Emini Index Futures	March 2014	29	2,669,595	79,189
S&P Mid 400 Emini Index Futures	March 2014	184	24,644,960	776,288
Topix Index Futures	March 2014	9	1,115,313	41,545
2 Yr. U.S. Treasury Notes Futures	March 2014	104	22,860,500	(42,076)
5 Yr. U.S. Treasury Notes Futures	March 2014	197	23,504,563	(257,127)

				$686,927

The Fund had the following short futures contracts open at December 31, 2013:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
U.S. Long Bond Futures	March 2014	70	$(8,981,875)	$171,571
Ultra Long-Term U.S. Treasury Bond Futures	March 2014	62	(8,447,500)	163,448
10 Yr. U.S. Treasury Notes Futures	March 2014	59	(7,259,766)	138,040

				$473,059

				$1,159,986

The Fund was invested in the following countries at December 31, 2013:

Country	Percentage (based on Fair Value)
United States	73.64%
Japan	4.99%
United Kingdom	4.55%
France	3.19%
Germany	2.53%
Switzerland	1.46%
China	1.29%
Sweden	0.99%
Canada	0.78%
Netherlands	0.75%
South Korea	0.56%
Hong Kong	0.55%
Mexico	0.52%
Taiwan	0.38%
India	0.38%
Australia	0.37%
Norway	0.32%
Italy	0.29%
Brazil	0.26%
Supranational	0.23%
Russian Federation	0.23%
Belgium	0.19%
South Africa	0.14%
Turkey	0.12%
Ireland	0.12%
Chile	0.12%
Kazakhstan	0.11%
Croatia	0.08%
Colombia	0.07%
Philippines	0.07%
Indonesia	0.07%
Malaysia	0.06%
Cayman Islands	0.06%
Poland	0.06%
Spain	0.05%
Hungary	0.04%
Angola	0.03%
Dominican Republic	0.03%
Peru	0.03%
Panama	0.03%
Azerbaijan	0.02%
Georgia	0.02%
Nigeria	0.02%
Costa Rica	0.02%
Uruguay	0.02%
Latvia	0.02%
Trinidad And Tobago	0.02%
El Salvador	0.02%

Guatemala	0.02%
Romania	0.02%
Bermuda	0.02%
Lithuania	0.01%
Singapore	0.01%
Sri Lanka	0.01%
Thailand	0.01%
Myanmar	0.00%

100.00%

The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at December 31, 2013:

Industry	Domestic	Foreign	Total
Diversified Financial Services	1.56%	2.88%	4.44%
Pharmaceuticals	2.07%	2.01%	4.08%
Exchange Traded Funds	2.27%	0.00%	2.27%
Communications Equipment	1.61%	0.41%	2.02%
Internet Software & Services	1.04%	0.96%	2.00%
Integrated Oil & Gas	1.43%	0.46%	1.89%
Oil & Gas Equipment & Services	1.31%	0.48%	1.79%
Automobile Manufacturers	0.29%	1.21%	1.50%
Biotechnology	1.29%	0.15%	1.44%
Aerospace & Defense	0.65%	0.77%	1.42%
Asset Management & Custody Banks	1.20%	0.00%	1.20%
Cable & Satellite	1.12%	0.00%	1.12%
Life & Health Insurance	0.34%	0.76%	1.10%
Soft Drinks	1.10%	0.00%	1.10%
Semiconductors	0.42%	0.65%	1.07%
Computer Hardware	1.07%	0.00%	1.07%
Household Products	0.37%	0.60%	0.97%
Multi-Line Insurance	0.59%	0.30%	0.89%
Wireless Telecommunication Services	0.00%	0.89%	0.89%
Healthcare Services	0.66%	0.22%	0.88%
Industrial Machinery	0.40%	0.47%	0.87%
Healthcare Equipment	0.85%	0.00%	0.85%
Home Improvement Retail	0.67%	0.14%	0.81%
Computer Storage & Peripherals	0.80%	0.00%	0.80%
Electrical Components & Equipment	0.28%	0.50%	0.78%
Specialized Finance	0.74%	0.00%	0.74%
Property & Casualty Insurance	0.36%	0.38%	0.74%
Diversified Real Estate Activities	0.00%	0.72%	0.72%
Specialized REITs	0.70%	0.00%	0.70%
Application Software	0.30%	0.37%	0.67%
Fertilizers & Agricultural Chemicals	0.49%	0.10%	0.59%
Packaged Foods & Meats	0.30%	0.29%	0.59%
Oil & Gas Exploration & Production	0.55%	0.03%	0.58%
Movies & Entertainment	0.58%	0.00%	0.58%
Integrated Telecommunication Services	0.58%	0.00%	0.58%
Internet Retail	0.22%	0.34%	0.56%
Industrial Gases	0.11%	0.42%	0.53%
Commodity Chemicals	0.46%	0.02%	0.48%
Data Processing & Outsourced Services	0.47%	0.00%	0.47%
Air Freight & Logistics	0.46%	0.00%	0.46%
Distillers & Vintners	0.00%	0.45%	0.45%
Multi-Utilities	0.24%	0.19%	0.43%

Industry	Domestic	Foreign	Total
Railroads	0.29%	0.14%	0.43%
Diversified Metals & Mining	0.00%	0.42%	0.42%
Healthcare Supplies	0.22%	0.20%	0.42%
Apparel, Accessories & Luxury Goods	0.00%	0.38%	0.38%
Broadcasting	0.37%	0.00%	0.37%
Investment Banking & Brokerage	0.37%	0.00%	0.37%
Specialty Stores	0.36%	0.00%	0.36%
Casinos & Gaming	0.28%	0.05%	0.33%
Agricultural Products	0.31%	0.00%	0.31%
Drug Retail	0.31%	0.00%	0.31%
Systems Software	0.31%	0.00%	0.31%
Advertising	0.10%	0.20%	0.30%
Consumer Finance	0.30%	0.00%	0.30%
Construction Materials	0.00%	0.29%	0.29%
Airlines	0.09%	0.19%	0.28%
Semiconductor Equipment	0.08%	0.20%	0.28%
Independent Power Producers & Energy Traders	0.27%	0.00%	0.27%
IT Consulting & Other Services	0.15%	0.10%	0.25%
Automotive Retail	0.24%	0.00%	0.24%
Specialty Chemicals	0.13%	0.10%	0.23%
Managed Healthcare	0.22%	0.00%	0.22%
Building Products	0.00%	0.22%	0.22%
Tobacco	0.20%	0.01%	0.21%
Regional Banks	0.21%	0.00%	0.21%
Electric Utilities	0.13%	0.08%	0.21%
Brewers	0.00%	0.20%	0.20%
Healthcare Distributors	0.19%	0.00%	0.19%
Construction & Farm Machinery	0.04%	0.15%	0.19%
Human Resource & Employment Services	0.00%	0.18%	0.18%
Research & Consulting Services	0.04%	0.14%	0.18%
Diversified Capital Markets	0.00%	0.18%	0.18%
General Merchandise Stores	0.18%	0.00%	0.18%
Tires & Rubber	0.00%	0.18%	0.18%
Auto Parts & Equipment	0.18%	0.00%	0.18%
Apparel Retail	0.00%	0.17%	0.17%
Department Stores	0.14%	0.03%	0.17%
Electronic Equipment & Instruments	0.00%	0.17%	0.17%
Coal & Consumable Fuels	0.00%	0.16%	0.16%
Construction & Engineering	0.00%	0.14%	0.14%
Heavy Electrical Equipment	0.00%	0.14%	0.14%
Restaurants	0.11%	0.00%	0.11%
Home Building	0.00%	0.11%	0.11%
Hypermarkets & Super Centers	0.09%	0.01%	0.10%
Diversified Support Services	0.00%	0.09%	0.09%
Life Sciences Tools & Services	0.09%	0.00%	0.09%
Retail REITs	0.08%	0.00%	0.08%
Water Utilities	0.05%	0.00%	0.05%
Food Retail	0.00%	0.03%	0.03%
Gas Utilities	0.00%	0.03%	0.03%
Household Appliances	0.00%	0.03%	0.03%
Thrifts & Mortgage Finance	0.00%	0.02%	0.02%

Industry	Domestic	Foreign	Total
Steel	0.00%	0.02%	0.02%
Industrial Conglomerates	0.00%	0.02%	0.02%
Education Services	0.00%	0.02%	0.02%
Personal Products	0.00%	0.01%	0.01%
Highways & Railtracks	0.00%	0.01%	0.01%
Reinsurance	0.00%	0.01%	0.01%
Residential REITs	0.00%	0.01%	0.01%
Hotels, Resorts & Cruise Lines	0.00%	0.00%	0.00%

			58.09%

Sector	Percentage (based on Fair Value)
Corporate Notes	11.99%
Agency Mortgage Backed	8.87%
U.S. Treasuries	3.89%
Non-Agency Collateralized Mortgage Obligations	1.72%
Sovereign Bonds	0.58%
Municipal Bonds and Notes	0.13%
Agency Collateralized Mortgage Obligations	0.07%
Asset Backed	0.06%
FNMA	0.00%

27.31%

Short-Term Investments
Short-Term Investments	14.60%

14.60%

100.00%

GE Institutional Small-Cap Equity Fund

Schedule of Investments—December 31, 2013 (Unaudited)

Common Stock—92.7% †	Number of Shares	Fair Value
Aerospace & Defense—1.3%
Esterline Technologies Corp.	85,553	$8,722,984	(a)
Moog Inc.	13,596	923,712	(a)
Teledyne Technologies Inc.	78,111	7,175,277	(a)
Triumph Group Inc.	4,331	329,459
		17,151,432

Agricultural Products—1.1%
Darling International Inc.	621,412	12,975,083	(a)
Fresh Del Monte Produce Inc.	36,735	1,039,600
		14,014,683

Air Freight & Logistics—0.3%
Hub Group Inc.	99,000	3,948,120	(a)

Airlines—0.1%
Republic Airways Holdings Inc.	40,500	432,945	(a)
Spirit Airlines Inc.	16,100	731,101	(a)
		1,164,046

Apparel Retail—0.8%
Aeropostale Inc.	34,343	312,178	(a)
American Eagle Outfitters Inc.	99,050	1,426,320
Express Inc.	72,549	1,354,490	(a)
Genesco Inc.	35,535	2,596,187	(a)
The Buckle Inc.	102,450	5,384,772
		11,073,947

Apparel, Accessories & Luxury Goods—1.6%
Columbia Sportswear Co.	102,419	8,065,496
Iconix Brand Group Inc.	301,130	11,954,861	(a)
Oxford Industries Inc.	10,147	818,559
		20,838,916

Application Software—5.9%
ACI Worldwide Inc.	93,537	6,079,905	(a)
Advent Software Inc.	17,700	619,323
Blackbaud Inc.	278,759	10,495,276
Bottomline Technologies Inc.	198,000	7,159,680	(a)
Compuware Corp.	56,800	636,728
Comverse Inc.	17,100	663,480	(a)
Guidewire Software Inc.	25,000	1,226,750	(a)
Jive Software Inc.	181,922	2,046,623	(a)
NICE Systems Ltd. ADR	99,000	4,055,040
Pegasystems Inc.	14,600	718,028
PROS Holdings Inc.	92,800	3,702,720	(a)
PTC Inc.	251,896	8,914,600	(a)
QLIK Technologies Inc.	198,500	5,286,055	(a)
RealPage Inc.	419,708	9,812,773	(a)
Seachange International Inc.	26,988	328,174	(a)
Solera Holdings Inc.	86,817	6,143,171
SS&C Technologies Holdings Inc.	207,258	9,173,239	(a)
TiVo Inc.	54,500	715,040	(a)
Tyler Technologies Inc.	9,032	922,438	(a)
Verint Systems Inc.	14,700	631,218	(a)
		79,330,261

Asset Management & Custody Banks—0.1%
Artisan Partners Asset Management Inc.	9,117	594,337
Virtus Investment Partners Inc.	2,700	540,135	(a)
		1,134,472

Auto Parts & Equipment—0.3%
American Axle & Manufacturing Holdings Inc.	32,896	672,723	(a)
Dana Holding Corp.	65,262	1,280,440
Drew Industries Inc.	14,400	737,280
Stoneridge Inc.	43,789	558,310	(a)
Tenneco Inc.	13,350	755,210	(a)
Tower International Inc.	23,680	506,752	(a)
		4,510,715

Automobile Manufacturers—0.7%
Thor Industries Inc.	137,295	7,582,803
Winnebago Industries Inc.	57,398	1,575,575	(a)
		9,158,378

Automotive Retail—0.9%
America’s Car-Mart Inc.	14,175	598,610	(a)
CST Brands Inc.	268,683	9,866,040
Monro Muffler Brake Inc.	21,500	1,211,740
		11,676,390

Biotechnology—1.4%
Acorda Therapeutics Inc.	17,500	511,000	(a)
Cepheid Inc.	149,500	6,984,640	(a)
Cubist Pharmaceuticals Inc.	70,933	4,885,155	(a)
Emergent Biosolutions Inc.	29,300	673,607	(a)
Genomic Health Inc.	124,000	3,629,480	(a)
Isis Pharmaceuticals Inc.	20,600	820,704	(a)
Ligand Pharmaceuticals Inc.	14,600	767,960	(a)
PDL BioPharma Inc.	44,836	378,416
Pharmacyclics Inc.	4,400	465,432	(a)
		19,116,394

Building Products—0.5%
AAON Inc.	17,373	555,067
AO Smith Corp.	14,800	798,312
Apogee Enterprises Inc.	21,930	787,506
Builders FirstSource Inc.	50,217	358,550	(a)
Patrick Industries Inc.	34,700	1,003,871	(a)
PGT Inc.	137,600	1,392,512	(a)
Universal Forest Products Inc.	38,400	2,002,176
		6,897,994

Cable & Satellite—0.0% *
Starz	21,900	640,356	(a)

Casinos & Gaming—0.1%
Pinnacle Entertainment Inc.	33,586	872,900	(a)

Catalog Retail—0.1%
HSN Inc.	12,900	803,670

Commodity Chemicals—0.5%
Axiall Corp.	8,935	423,876
Koppers Holdings Inc.	141,900	6,491,925
		6,915,801

Communications Equipment—0.8%
ADTRAN Inc.	112,245	3,031,737
ARRIS Group Inc.	91,424	2,227,546	(a)
Bel Fuse Inc.	15,857	337,913
Calix Inc.	40,583	391,220	(a)
Ciena Corp.	28,200	674,826	(a)
Extreme Networks Inc.	112,000	784,000	(a)
NETGEAR Inc.	30,542	1,006,054	(a)
Plantronics Inc.	24,272	1,127,434
Riverbed Technology Inc.	69,567	1,257,771	(a)
		10,838,501

Computer Hardware—0.8%
Diebold Inc.	312,160	10,304,402

Computer Storage & Peripherals—0.1%
Datalink Corp.	29,912	326,041	(a)
Electronics for Imaging Inc.	16,100	623,553	(a)
QLogic Corp.	43,600	515,788	(a)
		1,465,382

Construction & Engineering—2.3%
Chicago Bridge & Iron Company N.V.	130,950	10,887,183
Comfort Systems USA Inc.	34,930	677,293
Granite Construction Inc.	21,452	750,391
Primoris Services Corp.	120,597	3,754,185
Quanta Services Inc.	148,351	4,681,957	(a)
URS Corp.	195,650	10,367,493
		31,118,502

Construction & Farm Machinery—2.0%
AGCO Corp.	193,975	11,481,380
Astec Industries Inc.	44,036	1,701,111
Federal Signal Corp.	41,115	602,335	(a)
FreightCar America Inc.	13,970	371,881
Lindsay Corp.	7,503	620,873
The Greenbrier Companies Inc.	56,751	1,863,703	(a)
Trinity Industries Inc.	187,070	10,199,057
		26,840,340

Construction Materials—0.0% *
Eagle Materials Inc.	7,984	618,201

Consumer Electronics—0.0% *
Zagg Inc.	62,000	269,700	(a)

Data Processing & Outsourced Services—2.0%
Broadridge Financial Solutions Inc.	232,525	9,189,388
Cardtronics Inc.	149,000	6,474,050	(a)
Global Cash Access Holdings Inc.	577,793	5,772,152	(a)
MAXIMUS Inc.	16,400	721,436
WEX Inc.	43,900	4,347,417	(a)
		26,504,443

Distributors—0.9%
LKQ Corp.	367,841	12,101,969	(a)

Diversified Capital Markets—0.1%
HFF Inc. REIT	27,824	747,074	(a)

Diversified Metals & Mining—0.2%
Compass Minerals International Inc.	26,433	2,115,962

Diversified REITs—0.2%
Cousins Properties Inc.	116,977	1,204,863
PS Business Parks Inc.	6,500	496,730
Spirit Realty Capital Inc.	52,596	517,019
		2,218,612

Diversified Support Services—0.9%
Healthcare Services Group Inc.	191,932	5,445,111
Ritchie Bros Auctioneers Inc.	248,000	5,686,640
UniFirst Corp.	13,370	1,430,590
		12,562,341

Education Services—0.2%
Apollo Education Group Inc.	26,500	723,980	(a)
DeVry Education Group Inc.	26,966	957,293
K12 Inc.	26,616	578,898	(a)
		2,260,171

Electric Utilities—0.6%
ALLETE Inc.	22,685	1,131,528
IDACORP Inc.	140,512	7,284,142
		8,415,670

Electrical Components & Equipment—1.2%
Brady Corp.	150,500	4,654,965
Encore Wire Corp.	32,795	1,777,489
EnerSys Inc.	32,822	2,300,494
Generac Holdings Inc.	11,341	642,354
II-VI Inc.	70,446	1,239,850	(a)
Littelfuse Inc.	24,775	2,302,341
Polypore International Inc.	57,967	2,254,916	(a)
Regal-Beloit Corp.	10,373	764,698
Rogers Corp.	11,401	701,161	(a)
		16,638,268

Electronic Equipment & Instruments—0.1%
National Instruments Corp.	35,100	1,123,902

Electronic Manufacturing Services—0.8%
Celestica Inc.	20,565	213,876	(a)
Measurement Specialties Inc.	112,398	6,821,435	(a)
Methode Electronics Inc.	59,620	2,038,408
Multi-Fineline Electronix Inc.	33,133	460,217	(a)
Plexus Corp.	40,325	1,745,669	(a)
		11,279,605

Environmental & Facilities Services—0.6%
Clean Harbors Inc.	127,875	7,667,385	(a)
Tetra Tech Inc.	34,645	969,367	(a)
		8,636,752

Fertilizers & Agricultural Chemicals—0.6%
Intrepid Potash Inc.	538,500	8,529,840	(a)

Food Distributors—0.4%
Spartan Stores Inc.	172,600	4,190,728
United Natural Foods Inc.	8,600	648,354	(a)
		4,839,082

Food Retail—1.6%
Casey’s General Stores Inc.	100,000	7,025,000
Harris Teeter Supermarkets Inc.	174,000	8,586,900
SUPERVALU Inc.	69,845	509,170	(a)
The Fresh Market Inc.	124,500	5,042,250	(a)
		21,163,320

Footwear—0.8%
Crocs Inc.	20,812	331,327	(a)
Deckers Outdoor Corp.	66,100	5,582,806	(a)
Wolverine World Wide Inc.	124,000	4,211,040
		10,125,173

Forest Products—0.0% *
Boise Cascade Co.	21,952	647,145	(a)

Gas Utilities—0.1%
South Jersey Industries Inc.	20,344	1,138,450

Healthcare Distributors—0.6%
Owens & Minor Inc.	231,995	8,481,737

Healthcare Equipment—4.8%
Analogic Corp.	31,212	2,764,135
Cantel Medical Corp.	19,186	650,597
CryoLife Inc.	50,679	562,030
DexCom Inc.	16,900	598,429	(a)
Exactech Inc.	14,553	345,779	(a)
Globus Medical Inc.	209,949	4,236,771	(a)
Hill-Rom Holdings Inc.	247,704	10,240,083
Integra LifeSciences Holdings Corp.	149,500	7,132,645	(a)
Invacare Corp.	24,390	566,092
Masimo Corp.	280,622	8,202,581	(a)
Natus Medical Inc.	51,241	1,152,922	(a)
NuVasive Inc.	219,600	7,099,668	(a)
Orthofix International N.V.	26,017	593,708	(a)
STERIS Corp.	125,000	6,006,250
Teleflex Inc.	37,500	3,519,750
Thoratec Corp.	106,546	3,899,584	(a)
Volcano Corp.	273,000	5,965,050	(a)
		63,536,074

Healthcare Facilities—0.3%
VCA Antech Inc.	132,000	4,139,520	(a)

Healthcare Services—1.4%
Air Methods Corp.	50,427	2,941,407	(a)
Bio-Reference Labs Inc.	181,252	4,629,176	(a)
MEDNAX Inc.	176,272	9,409,399	(a)
Team Health Holdings Inc.	15,800	719,690	(a)
The Providence Service Corp.	33,300	856,476	(a)
		18,556,148

Healthcare Supplies—1.2%
Align Technology Inc.	11,900	680,085	(a)
Endologix Inc.	103,092	1,797,924	(a)
Haemonetics Corp.	151,528	6,383,875	(a)
ICU Medical Inc.	25,000	1,592,750	(a)
Merit Medical Systems Inc.	32,742	515,359	(a)
West Pharmaceutical Services Inc.	103,800	5,092,428
		16,062,421

Healthcare Technology—0.8%
Computer Programs & Systems Inc.	27,616	1,706,945
HMS Holdings Corp.	206,392	4,691,290	(a)
Medidata Solutions Inc.	14,000	847,980	(a)
Omnicell Inc.	117,000	2,987,010	(a)
		10,233,225

Heavy Electrical Equipment—0.1%
AZZ Inc.	20,873	1,019,855

Home Building—0.1%
Meritage Homes Corp.	34,536	1,657,383	(a)

Home Entertainment Software—0.1%
Take-Two Interactive Software Inc.	37,800	656,586	(a)

Home Furnishing Retail—0.4%
Aaron’s Inc.	176,608	5,192,275
Haverty Furniture Companies Inc.	1,129	35,338
		5,227,613

Home Furnishings—0.2%
Ethan Allen Interiors Inc.	37,965	1,154,895
Hooker Furniture Corp.	18,153	302,792
La-Z-Boy Inc.	31,754	984,374
		2,442,061

Home Improvement Retail—0.1%
Lumber Liquidators Holdings Inc.	8,000	823,120	(a)

Housewares & Specialties—0.8%
Jarden Corp.	169,285	10,385,635	(a)

Industrial Conglomerates—0.6%
Raven Industries Inc.	189,600	7,800,144

Industrial Machinery—7.1%
Actuant Corp.	274,182	10,046,028
Altra Industrial Motion Corp.	46,655	1,596,534
CIRCOR International Inc.	9,027	729,201
CLARCOR Inc.	139,661	8,987,185
Columbus McKinnon Corp.	23,290	632,091	(a)
EnPro Industries Inc.	99,000	5,707,350	(a)
ESCO Technologies Inc.	72,974	2,500,089
IDEX Corp.	110,200	8,138,270
LB Foster Co.	21,099	997,772
Luxfer Holdings PLC ADR	74,200	1,547,812
Mueller Industries Inc.	95,471	6,015,628
Mueller Water Products Inc.	67,109	628,811
Nordson Corp.	50,750	3,770,725
Proto Labs Inc.	10,726	763,477	(a)
RBC Bearings Inc.	50,500	3,572,875	(a)
Standex International Corp.	41,500	2,609,520
The Middleby Corp.	25,800	6,191,226	(a)
Timken Co.	157,455	8,671,047
Trimas Corp.	261,190	10,418,869	(a)
Woodward Inc.	259,719	11,845,784
		95,370,294

Industrial REITs—0.1%
Rexford Industrial Realty Inc.	55,149	727,967
STAG Industrial Inc.	59,597	1,215,183
		1,943,150

Internet Retail—0.0% *
Orbitz Worldwide Inc.	76,901	552,149	(a)

Internet Software & Services—0.9%
Blucora Inc.	22,100	644,436	(a)
comScore Inc.	32,900	941,269	(a)
Constant Contact Inc.	25,100	779,857	(a)
Envestnet Inc.	14,088	567,746	(a)
IntraLinks Holdings Inc.	96,800	1,172,248	(a)
LogMeIn Inc.	184,100	6,176,555	(a)
VistaPrint N.V.	11,400	648,090	(a)
WebMD Health Corp.	18,000	711,000	(a)
XO Group Inc.	43,800	650,868	(a)
		12,292,069

Investment Banking & Brokerage—1.0%
KCG Holdings Inc.	56,799	679,316	(a)
Piper Jaffray Companies Inc.	40,864	1,616,171	(a)
Raymond James Financial Inc.	179,463	9,366,174
Stifel Financial Corp.	21,628	1,036,414	(a)
		12,698,075

IT Consulting & Other Services—0.1%
Sapient Corp.	41,100	713,496	(a)
Unisys Corp.	20,600	691,542	(a)
		1,405,038

Leisure Products—0.1%
Arctic Cat Inc.	12,136	691,509

Life & Health Insurance—0.2%
American Equity Investment Life Holding Co.	65,688	1,732,849
StanCorp Financial Group Inc.	16,567	1,097,564
		2,830,413

Life Sciences Tools & Services—1.8%
Bio-Rad Laboratories Inc.	50,500	6,242,305	(a)
Bruker Corp.	313,149	6,190,956	(a)
Cambrex Corp.	44,700	797,001	(a)
Charles River Laboratories International Inc.	12,983	688,618	(a)
ICON PLC	149,644	6,047,114	(a)
Luminex Corp.	198,500	3,850,900	(a)
PAREXEL International Corp.	14,600	659,628	(a)
		24,476,522

Managed Healthcare—1.2%
Centene Corp.	186,759	11,009,443	(a)
Molina Healthcare Inc.	144,333	5,015,572	(a)
		16,025,015

Marine—0.1%
Baltic Trading Ltd.	52,029	335,067
Matson Inc.	20,497	535,176
		870,243

Metal & Glass Containers—0.7%
AEP Industries Inc.	9,920	524,074	(a)
Aptargroup Inc.	62,000	4,204,220
Silgan Holdings Inc.	101,000	4,850,020
		9,578,314

Multi-Line Insurance—0.6%
HCC Insurance Holdings Inc.	172,096	7,940,510
Horace Mann Educators Corp.	18,506	583,679
		8,524,189

Multi-Utilities—0.2%
Avista Corp.	33,980	957,896
Black Hills Corp.	22,056	1,158,161
		2,116,057

Office Electronics—0.4%
Zebra Technologies Corp.	100,010	5,408,541	(a)

Office REITs—0.8%
BioMed Realty Trust Inc.	381,085	6,905,260
Coresite Realty Corp.	88,142	2,837,291
DuPont Fabros Technology Inc.	18,961	468,526
Highwoods Properties Inc.	17,975	650,156
		10,861,233

Office Services & Supplies—0.7%
Herman Miller Inc.	101,006	2,981,697
West Corp.	223,656	5,750,196
		8,731,893

Oil & Gas Drilling—0.3%
Pioneer Energy Services Corp.	498,110	3,989,861	(a)

Oil & Gas Equipment & Services—1.9%
Cal Dive International Inc.	101,191	203,394	(a)
CARBO Ceramics Inc.	93,900	10,942,167
Dril-Quip Inc.	44,447	4,886,059	(a)
Forum Energy Technologies Inc.	99,500	2,811,870	(a)
Hornbeck Offshore Services Inc.	21,829	1,074,641	(a)
Mitcham Industries Inc.	38,455	681,038	(a)
Natural Gas Services Group Inc.	18,028	497,032	(a)
Oil States International Inc.	34,919	3,551,961	(a)
TETRA Technologies Inc.	99,500	1,229,820	(a)
		25,877,982

Oil & Gas Exploration & Production—2.7%
Approach Resources Inc.	248,500	4,793,565	(a)
Athlon Energy Inc.	17,168	519,332	(a)
Bill Barrett Corp.	34,554	925,356	(a)
Bonanza Creek Energy Inc.	30,620	1,331,051	(a)
Carrizo Oil & Gas Inc.	10,399	465,563	(a)
Jones Energy Inc.	37,020	536,050	(a)
Matador Resources Co.	46,261	862,305	(a)
Newfield Exploration Co.	362,225	8,921,602	(a)
Northern Oil and Gas Inc.	148,000	2,230,360	(a)
Oasis Petroleum Inc.	11,495	539,920	(a)
Resolute Energy Corp.	372,000	3,359,160	(a)
Sanchez Energy Corp.	112,326	2,753,110	(a)
SM Energy Co.	98,460	8,183,011
W&T Offshore Inc.	25,000	400,000
		35,820,385

Oil & Gas Refining & Marketing—0.2%
Alon USA Energy Inc.	40,580	671,193
Renewable Energy Group Inc.	47,300	542,058	(a)
Western Refining Inc.	23,724	1,006,135
		2,219,386

Packaged Foods & Meats—2.9%
B&G Foods Inc.	99,500	3,374,045
Lancaster Colony Corp.	80,600	7,104,890
Post Holdings Inc.	75,000	3,695,250	(a)
Sanderson Farms Inc.	134,405	9,721,514
Snyders-Lance Inc.	198,500	5,700,920
TreeHouse Foods Inc.	125,000	8,615,000	(a)
		38,211,619

Paper Packaging—0.7%
Packaging Corporation of America	145,895	9,232,236

Paper Products—0.2%
KapStone Paper and Packaging Corp.	11,056	617,588	(a)
Neenah Paper Inc.	36,181	1,547,462
PH Glatfelter Co.	24,119	666,649
		2,831,699

Personal Products—0.3%
Elizabeth Arden Inc.	112,621	3,992,415	(a)
Inter Parfums Inc.	6,883	246,480
		4,238,895

Pharmaceuticals—0.5%
Auxilium Pharmaceuticals Inc.	20,600	427,244	(a)
Impax Laboratories Inc.	23,300	585,762	(a)
Lannett Company Inc.	63,886	2,114,627	(a)
Prestige Brands Holdings Inc.	51,000	1,825,800	(a)
Questcor Pharmaceuticals Inc.	18,600	1,012,770
Sagent Pharmaceuticals Inc.	21,200	538,056	(a)
		6,504,259

Property & Casualty Insurance—1.9%
Allied World Assurance Company Holdings AG	74,500	8,404,345
Amtrust Financial Services Inc.	49,000	1,601,810
Argo Group International Holdings Ltd.	135,550	6,301,719
Aspen Insurance Holdings Ltd.	124,000	5,122,440
Employers Holdings Inc.	17,838	564,573
The Hanover Insurance Group Inc.	9,132	545,272
The Navigators Group Inc.	50,000	3,158,000	(a)
		25,698,159

Publishing—0.9%
John Wiley & Sons Inc.	221,470	12,225,144

Railroads—0.8%
Genesee & Wyoming Inc.	108,858	10,455,811	(a)

Regional Banks—6.2%
Bank of the Ozarks Inc.	28,376	1,605,798
BankUnited Inc.	41,066	1,351,893
Banner Corp.	24,146	1,082,224
Bryn Mawr Bank Corp.	94,000	2,836,920
Camden National Corp.	9,819	414,558
Capital Bank Financial Corp.	31,070	706,842	(a)
Cardinal Financial Corp.	22,359	402,462
CoBiz Financial Inc.	28,225	337,571
Columbia Banking System Inc.	13,093	360,188
Community Bank System Inc.	99,000	3,928,320
Cullen Frost Bankers Inc.	75,109	5,590,363
CVB Financial Corp.	176,000	3,004,320
Fulton Financial Corp.	237,727	3,109,469
Glacier Bancorp Inc.	23,818	709,538
Great Southern Bancorp Inc.	15,988	486,195
Hancock Holding Co.	14,075	516,271
Home BancShares Inc.	18,473	689,966
Iberiabank Corp.	67,594	4,248,283
Independent Bank Corp.	53,500	2,096,665
Lakeland Financial Corp.	8,636	336,804
NBT Bancorp Inc.	64,000	1,657,600
Old National Bancorp	29,358	451,232
PacWest Bancorp	44,842	1,893,229
Prosperity Bancshares Inc.	197,202	12,500,635
Southwest BanCorp. Inc.	50,281	800,473	(a)
Sterling Financial Corp.	34,333	1,170,069
Susquehanna Bancshares Inc.	80,671	1,035,816
SVB Financial Group	73,473	7,704,379	(a)
Tristate Capital Holdings Inc.	25,659	304,316	(a)
UMB Financial Corp.	174,000	11,184,720
Umpqua Holdings Corp.	43,155	825,987
Union First Market Bankshares Corp.	8,258	204,881
Washington Trust Bancorp Inc.	94,000	3,498,680
Westamerica Bancorporation	69,722	3,936,504
Wintrust Financial Corp.	24,423	1,126,389
		82,109,560

Reinsurance—0.9%
Endurance Specialty Holdings Ltd.	149,000	8,741,830
Greenlight Capital Re Ltd.	17,600	593,296	(a)
Maiden Holdings Ltd.	87,604	957,512
Platinum Underwriters Holdings Ltd.	10,021	614,087
Third Point Reinsurance Ltd.	35,490	657,629	(a)
		11,564,354

Research & Consulting Services—0.3%
Mistras Group Inc.	101,000	2,108,880	(a)
Resources Connection Inc.	141,626	2,029,501
RPX Corp.	29,900	505,310	(a)
		4,643,691

Residential REITs—0.4%
Associated Estates Realty Corp.	83,591	1,341,636
Education Realty Trust Inc.	313,520	2,765,246
Mid-America Apartment Communities Inc.	9,793	594,827
Sun Communities Inc.	13,735	585,660
		5,287,369

Restaurants—1.1%
BJ’s Restaurants Inc.	148,500	4,612,410	(a)
Cracker Barrel Old Country Store Inc.	44,251	4,870,707
Jack in the Box Inc.	11,800	590,236	(a)
Ruby Tuesday Inc.	26,017	180,298	(a)
Texas Roadhouse Inc.	178,107	4,951,375
		15,205,026

Retail REITs—0.2%
Glimcher Realty Trust	129,327	1,210,501
Inland Real Estate Corp.	113,352	1,192,463
Ramco-Gershenson Properties Trust	36,559	575,438
		2,978,402

Security & Alarm Services—0.7%
The Brink’s Co.	278,156	9,496,246

Semiconductor Equipment—0.6%
Advanced Energy Industries Inc.	42,990	982,751	(a)
ATMI Inc.	23,289	703,561	(a)
Cabot Microelectronics Corp.	13,800	630,660	(a)
Rudolph Technologies Inc.	460,247	5,403,300	(a)
		7,720,272

Semiconductors—1.3%
Ambarella Inc.	32,700	1,109,511	(a)
Diodes Inc.	31,614	744,826	(a)
Fairchild Semiconductor International Inc.	85,983	1,147,873	(a)
Integrated Device Technology Inc.	59,000	601,210	(a)
Microsemi Corp.	321,418	8,019,379	(a)
RF Micro Devices Inc.	271,040	1,398,566	(a)
Semtech Corp.	131,902	3,334,483	(a)
Silicon Image Inc.	80,200	493,230	(a)
Synaptics Inc.	14,100	730,521	(a)
		17,579,599

Specialized Finance—0.1%
MarketAxess Holdings Inc.	9,500	635,265
NewStar Financial Inc.	35,803	636,219	(a)
		1,271,484

Specialized REITs—1.2%
Aviv REIT Inc.	42,929	1,017,417
Hersha Hospitality Trust	221,038	1,231,182
Omega Healthcare Investors Inc.	238,349	7,102,800
Potlatch Corp.	12,200	509,228
Sabra Healthcare REIT Inc.	144,257	3,770,878
Sovran Self Storage Inc.	9,866	642,967
Summit Hotel Properties Inc.	119,999	1,079,991
		15,354,463

Specialty Chemicals—1.8%
Flotek Industries Inc.	95,048	1,907,613	(a)
HB Fuller Co.	34,003	1,769,516
OM Group Inc.	28,653	1,043,256	(a)
PolyOne Corp.	117,053	4,137,824
Sensient Technologies Corp.	318,662	15,461,480
Stepan Co.	957	62,808
		24,382,497

Specialty Stores—0.0% *
Office Depot Inc.	93,615	495,223	(a)

Steel—0.5%
Commercial Metals Co.	247,382	5,029,276
Schnitzer Steel Industries Inc.	32,253	1,053,706
		6,082,982

Systems Software—1.3%
AVG Technologies N.V.	30,649	527,469	(a)
CommVault Systems Inc.	6,900	516,672	(a)
FleetMatics Group PLC	37,500	1,621,875	(a)
Infoblox Inc.	23,940	790,499	(a)
MICROS Systems Inc.	169,972	9,751,294	(a)
Qualys Inc.	199,000	4,598,890	(a)
		17,806,699

Technology Distributors—0.1%
ScanSource Inc.	21,527	913,391	(a)
Tech Data Corp.	18,682	963,991	(a)
		1,877,382

Thrifts & Mortgage Finance—0.2%
Northfield Bancorp Inc.	55,400	731,280
Oritani Financial Corp.	33,300	534,465
Washington Federal Inc.	31,422	731,818
		1,997,563

Trading Companies & Distributors—0.7%
Applied Industrial Technologies Inc.	181,576	8,913,566

Trucking—1.3%
Landstar System Inc.	101,000	5,802,450
Marten Transport Ltd.	53,101	1,072,109
Old Dominion Freight Line Inc.	185,912	9,857,054	(a)
		16,731,613

Wireless Telecommunication Services—0.0% *
NTELOS Holdings Corp.	26,200	530,026

Total Common Stock
(Cost $886,730,539)		1,236,480,961

Short-Term Investments—7.1%
GE Institutional Money Market Fund—Investment Class
0.00%
(Cost $95,080,795)		95,080,795	(d,k)

Total Investments
(Cost $981,811,334)		1,331,561,756

Other Assets and Liabilities, net—0.2%		3,284,620

NET ASSETS—100.0%		$1,334,846,376

Other Information:

The Fund had the following long futures contracts open at December 31, 2013:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
Russell 2000 Mini Index Futures	March 2014	338	$39,255,320	$1,399,035

Notes to Schedules of Investments December 31, 2013 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Funds’ future investments and should not be construed as a recommendation to purchase or sell a particular security. See each Fund’s summary prospectus and the Funds’ statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.

(b)	Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2013, these securities amounted to $34,171,558 and $28,016,585 or 10.16% and 3.26% of the net assets of the GE Institutional Income Fund and GE Institutional Strategic Investment Fund, respectively. These securities have been determined to be liquid using procedures established by the Fund’s Board of Trustees.

(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)	Coupon amount represents effective yield.

(e)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s custodian and accounting agent. State Street Corp. is also affiliated with SSgA Funds Management, Inc., the sub-adviser of GE Institutional S&P 500 Index Fund.

(f)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(g)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(h)	At December 31, 2013, all or a portion of this security was pledged to cover collateral requirements for futures and/or TBA’s.

(i)	Variable or floating rate security. The stated rate represents the rate at December 31, 2013.

(j)	Step coupon bond.

(k)	GE Asset Management (“GEAM”), the investment adviser of the Fund, also serves as investment adviser of the GE Institutional Money Market Fund.

(l)	General Electric Co. is the parent company of GEAM, the Fund’s investment adviser.

(m)	Security is in default.

(n)	Sponsored by SSgA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund’s custodian and accounting agent.

(o)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(p)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Board of Trustees.

*	Less than 0.05%
**	Amount is less than $0.50.
†	Percentages are based on net assets as of December 31, 2013.

Abbreviations:

ADR	American Depository Receipt

GDR	Global Depository Receipt

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

SPDR	Standard and Poor’s Depository Receipt

STRIPS	Separate Trading of Registered Interest and Principal of Security

TBA	To Be Announced

Notes to Financial Statements

Security Valuation

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GEAM performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement

The following section describes the valuation methodologies the Funds use to measure different financial investments at fair value.

A Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sale price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price. Level 1 securities primarily include publicly-traded equity securities, which may not necessarily represent the last sales price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund classifies the investment securities in Level 2.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid price as reported by independent pricing services. The pricing services use various pricing models for each asset class. The inputs and assumptions to the model of the pricing services are derived from market observable sources, which may include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of the pricing service may also use other available information such as benchmark curves, benchmarking of similar securities, sector groupings and matrix pricing, as applicable. Thus, certain securities may not be priced using market quotations, but rather determined from market observable information. These investments are included in Level 2 and are primarily comprised of corporate fixed income, government, mortgage and asset-backed securities. In the absence of a reliable bid price from such a pricing service, debt securities may be valued based on broker or dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Funds with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified as Level 3.

A Fund may use non-binding broker or dealer quotes for valuation when there is limited or no relevant market activity for a specific investment or for other investments that share similar characteristics and a price is not provided by a pricing service or is deemed not to be reliable. The Funds have not adjusted the prices obtained. Investment securities priced using non-binding broker or dealer quotes are included in Level 3.

Portfolio securities of the Money Market Fund and any short-term securities of sufficient credit quality held by any other fund with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Funds with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds’ Board of Trustees that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security’s primary market and before the close of regular trading on the NYSE. In these circumstances the Funds classify the investment securities in Level 2. This independent fair value pricing service uses a proprietary model to identify affected securities, taking into consideration various factors, and the fair value of such securities may be something other than the last available quotation or other market price.

All assets and liabilities of the Funds initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuters exchange rate computed at 11:00 a.m. Eastern time.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Funds’ NAV.

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time and it is possible that a Fund could incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Funds use closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Funds’ investments measured at fair value on a recurring basis at December 31, 2013:

Fund	Investments	Level 1	Level 2	Level 3	Total
International Equity Fund	Investments in Securities†
	Common Stock	$1,888,778,159	$—	$—	$1,888,778,159
	Preferred Stocks	41,101,687	—	—	41,101,687
	Short-Term Investments	64,345,031	—	—	64,345,031

	Total Investments in Securities	$1,994,224,877	$—	$—	$1,994,224,877

	Other Financial Instruments*
	Futures Contracts — Unrealized Appreciation	$1,630,357	$—	$—	$1,630,357

Premier Growth Equity Fund	Investments in Securities†
	Common Stock	$394,649,553	$—	$—	$394,649,553
	Short-Term Investments	16,692,041	—	—	16,692,041

	Total Investments in Securities	$411,341,594	$—	$—	$411,341,594

	Other Financial Instruments*
	Futures Contracts — Unrealized Appreciation	$35,792	$—	$—	$35,792

U.S. Large-Cap Core Equity Fund	Investments in Securities†
	Common Stock	$94,096,680	$—	$—	$94,096,680
	Exchange Traded Funds	1,597,483	—	—	1,597,483
	Short-Term Investments	3,282,895	—	—	3,282,895

	Total Investments in Securities	$98,977,058	$—	$—	$98,977,058

	Other Financial Instruments*
	Futures Contracts — Unrealized Appreciation	$94,568	$—	$—	$94,568

U.S. Equity Fund	Investments in Securities†
	Common Stock	$747,035,371	$—	$—	$747,035,371
	Exchange Traded Funds	12,464,091	—	—	12,464,091
	Short-Term Investments	29,695,969	—	—	29,695,969

	Total Investments in Securities	$789,195,431	$—	$—	$789,195,431

	Other Financial Instruments*
	Futures Contracts — Unrealized Appreciation	$484,046	$—	$—	$484,046

S&P 500 Index Fund	Investments in Securities†
	Common Stock	$31,548,683	$—	$—	$31,548,683
	Short-Term Investments	2,555,601	—	—	2,555,601

	Total Investments in Securities	$34,104,284	$—	$—	$34,104,284

	Other Financial Instruments*
	Futures Contracts — Unrealized Appreciation	$101,710	$—	$—	$101,710

Income Fund	Investments in Securities†
	U.S. Treasuries	$—	$51,086,448	$—	$51,086,448
	Agency Mortgage Backed	—	102,198,262	—	102,198,262
	Agency Collateralized Mortgage Obligations	—	1,308,498	—	1,308,498
	Asset Backed	—	775,010	—	775,010
	Corporate Notes	—	136,299,904	—	136,299,904
	Non-Agency Collateralized Mortgage Obligations	—	21,176,322	—	21,176,322
	Sovereign Bonds	—	7,706,734	—	7,706,734
	Municipal Bonds and Notes	—	2,016,914	—	2,016,914
	Preferred Stock	409,929	—	—	409,929
	Short-Term Investments	51,935,794	—	—	51,935,794

	Total Investments in Securities	$52,345,723	$322,568,092	$—	$374,913,815

	Other Financial Instruments*
	Futures Contracts — Unrealized Appreciation	$838,743	$—	$—	$838,743
	Futures Contracts — Unrealized Depreciation	(488,275)	—	—	(488,275)

	Total Other Financial Instruments	$350,468	$—	$—	$350,468

Money Market Fund	Investments in Securities†
	U.S. Treasuries	$—	$343,105,811	$—	$343,105,811
	U.S. Government Agency Obligations	—	375,240,762	—	375,240,762
	Repurchase Agreements	—	108,150,000	—	108,150,000
	Certificates of Deposit	—	13,450,000	—	13,450,000
	Time Deposit	—	4,438,646	—	4,438,646

	Total Investments in Securities	$—	$844,385,219	$—	$844,385,219

Strategic Investment Fund	Investments in Securities†
	Domestic Equity	$304,274,384	$—	$—	$304,274,384
	Foreign Equity	197,726,787	117,103	—	197,843,890
	U.S. Treasuries	—	35,012,405	—	35,012,405
	Agency Mortgage Backed	—	79,757,261	—	79,757,261
	Agency Collateralized Mortgage Obligations	—	671,660	—	671,660
	Asset Backed	—	551,553	—	551,553
	Corporate Notes	—	107,823,598	—	107,823,598
	Non-Agency Collateralized Mortgage Obligations	—	15,467,241	—	15,467,241
	Sovereign Bonds	—	5,211,559	—	5,211,559
	Municipal Bonds and Notes	—	1,188,718	—	1,188,718
	Exchange Traded Funds	20,458,549	—	—	20,458,549
	Short-Term Investments	131,401,995	—	—	131,401,995

	Total Investments in Securities	$653,861,715	$245,801,098	$—	$899,662,813

	Other Financial Instruments*
	Futures Contracts — Unrealized Appreciation	$1,459,176	$—	$—	$1,459,176
	Futures Contracts — Unrealized Depreciation	(299,203)	—	—	(299,203)

	Total Other Financial Instruments	$1,159,973	$—	$—	$1,159,973

Small-Cap Equity Fund	Investments in Securities†
	Common Stock	$1,236,480,961	$—	$—	$1,236,480,961
	Short-Term Investments	95,080,795	—	—	95,080,795

	Total Investments in Securities	$1,331,561,756	$—	$—	$1,331,561,756

	Other Financial Instruments*
	Futures Contracts — Unrealized Appreciation	$1,399,035	$—	$—	$1,399,035

†	See Schedule of Investments for Industry Classification.
*	Other financial instruments include derivative instruments such as futures contracts. Amounts shown represent unrealized appreciation (depreciation), at period end.

There were no transfers between fair value levels during the period. Transfers between fair value levels are considered to occur at the beginning of the period.

INCOME TAXES

At December 31, 2013, information on the tax cost of investments was as follows:

Fund	Cost of Investment for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation / (Depreciation)
International Equity Fund	$1,564,173,170	$441,440,514	$(11,388,807)	$430,051,707
Premier Growth Equity Fund	277,080,328	134,261,266	—	134,261,266
U.S. Large-Cap Core Equity Fund	78,006,962	21,014,966	(44,870)	20,970,096
U.S. Equity Fund	600,021,304	189,320,036	(145,909)	189,174,127
S&P 500 Index Fund	24,825,767	9,591,799	(313,282)	9,278,517
Income Fund	380,422,697	3,579,983	(9,088,865)	(5,508,882)
Money Market Fund	844,385,219	—	—	—
Strategic Investment Fund	783,000,051	124,178,519	(7,515,757)	116,662,762
Small-Cap Equity Fund	981,811,334	362,946,383	(13,195,961)	349,750,422

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant’s disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.

(b) There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GE Institutional Funds, Inc.

By:	/S/ MICHAEL J. COSGROVE
Michael J. Cosgrove
Chairman, GE Institutional Funds, Inc.

Date: February 12, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ MICHAEL J. COSGROVE
Michael J. Cosgrove
Chairman, GE Institutional Funds, Inc.

Date: February 12, 2014

By:	/S/ ARTHUR A. JENSEN
Arthur A. Jensen
Treasurer, GE Institutional Funds, Inc.

Date: February 12, 2014